UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	4/30/16

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus BASIC S&P 500 Stock Index Fund

SEMIANNUAL REPORT April 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus BASIC S&P 500 Stock Index Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC S&P 500 Stock Index Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2016, Dreyfus BASIC S&P 500 Stock Index Fund produced a total return of 0.31%.1 In comparison, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 0.43% for the same period.2,3

U.S. equities posted roughly flat total returns, on average, over the reporting period amid shifting investor sentiment stemming from various global and domestic economic developments. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weightings. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 500 Index.

Flat Market Returns Masked Heightened Volatility

U.S. stock prices proved volatile over the last two months of 2015 when investor sentiment vacillated between concerns about the global economy and optimism regarding job growth and other positive developments in the United States. In January 2016, disappointing economic data from China sparked renewed weakness in commodity prices, and investors again grew concerned about the potential impact of China’s economic troubles on the United States. Moreover, U.S. investors worried that a December 2015 increase in short-term interest rates might weigh on the domestic economic recovery, and Japan surprised investors by adopting negative short-term interest rates for the first time. Consequently, U.S. stocks declined particularly sharply in January.

The market’s slide continued into February, but strong U.S. economic data and better-than-expected corporate earnings helped trigger a rebound later in the month. The rally continued through March and, to a lesser extent, April after the Federal Reserve Board (the “Fed”) indicated that it would proceed cautiously with regard to additional 2016 rate hikes, commodity prices rebounded, and central banks in China and Europe adopted additional monetary easing programs. Investors responded to these developments with renewed confidence, enabling the S&P 500 Index to end the reporting period with a slightly positive total return.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Divergent Returns across Market Sectors

The various sectors that comprise the S&P 500 Index produced widely disparate returns over the reporting period. The consumer staples sector led the broader market, supported by strong investor demand for traditionally defensive companies with steady earnings and high dividend yields. Tobacco stocks fared particularly well in a consolidating industry that achieved higher sales in the emerging markets. Industrials stocks also fared relatively well, particularly over the reporting period’s second half when rising commodity prices appeared likely to drive greater demand from the energy sector for industrial products and services. A weakening U.S. dollar against most foreign currencies also proved beneficial to industrial companies as investors looked forward to more robust export activity. Finally, the utilities sector benefited from investors’ preference for companies with stable earnings and attractive dividend payouts.

On the other hand, health care stocks lost significant value, on average, giving back a portion of the gains achieved earlier in 2015. The industry group was hurt during the reporting period by intensifying political rhetoric regarding high drug prices, efforts by insurance companies to control reimbursement rates, and U.S. regulatory changes that put a damper on mergers-and-acquisitions activity. In the financials sector, sluggish global growth and low interest-rates weighed on bank stocks. Investors grew concerned that the Fed’s deferral of U.S. interest rate hikes and negative rates in Japan and Europe would put downward pressure on banks’ profit margins. Moreover, distressed loans to troubled oil-and-gas companies threatened future lending volumes and earnings. Finally, the information technology sector lost value when large U.S. technology companies encountered softer revenues in the emerging markets and consumer electronics giant Apple reported lower revenues stemming from declining smartphone sales.

Replicating the Performance of the S&P 500 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain on track, commodity prices have stabilized, and aggressively accommodative monetary policies remain at work in international markets. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 16, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

³ “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC S&P 500 Stock Index Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

Expenses paid per $1,000†	$ 1.00
Ending value (after expenses)	$ 1,003.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

Expenses paid per $1,000†	$ 1.01
Ending value (after expenses)	$ 1,023.87

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2016 (Unaudited)

Common Stocks - 97.8%	Shares		Value ($)
Automobiles & Components - .9%
BorgWarner	26,843		964,201
Delphi Automotive	32,413		2,386,569
Ford Motor	453,836		6,154,016
General Motors	164,170		5,220,606
Goodyear Tire & Rubber	30,189		874,575
Harley-Davidson	21,499		1,028,297
Johnson Controls	74,705		3,092,787
			19,721,051
Banks - 5.4%
Bank of America	1,203,525		17,523,324
BB&T	89,919		3,181,334
Citigroup	343,349		15,890,192
Citizens Financial Group	61,054		1,395,084
Comerica	20,289		900,832
Fifth Third Bancorp	91,213		1,670,110
Huntington Bancshares	93,928		944,916
JPMorgan Chase & Co.	426,369		26,946,521
KeyCorp	98,906		1,215,555
M&T Bank	18,568		2,196,966
People's United Financial	34,529	[a]	535,200
PNC Financial Services Group	58,390		5,125,474
Regions Financial	149,873		1,405,809
SunTrust Banks	58,853		2,456,524
U.S. Bancorp	189,974		8,109,990
Wells Fargo & Co.	537,265		26,852,505
Zions Bancorporation	24,204		666,094
			117,016,430
Capital Goods - 7.2%
3M	70,494		11,799,286
Allegion	10,780		705,551
AMETEK	28,653		1,377,923
Boeing	72,539		9,778,257
Caterpillar	67,524		5,247,965
Cummins	19,113		2,236,794
Danaher	69,019		6,677,588
Deere & Co.	34,931	[a]	2,938,046
Dover	17,599		1,156,254

6

Common Stocks - 97.8% (continued)	Shares		Value ($)
Capital Goods - 7.2% (continued)
Eaton	53,484		3,383,933
Emerson Electric	76,257		4,165,920
Fastenal	33,576	[a]	1,571,021
Flowserve	15,388	[a]	751,088
Fluor	16,122		881,229
General Dynamics	34,462		4,842,600
General Electric	1,086,593		33,412,735
Honeywell International	89,737		10,254,247
Illinois Tool Works	37,641		3,934,237
Ingersoll-Rand	30,794		2,018,239
Jacobs Engineering Group	15,149	[b]	675,342
L-3 Communications Holdings	9,201		1,210,208
Lockheed Martin	30,759		7,147,776
Masco	39,942		1,226,619
Northrop Grumman	21,158		4,364,049
PACCAR	41,328		2,434,632
Parker Hannifin	15,718		1,823,602
Pentair	21,062		1,223,281
Quanta Services	18,539	[b]	439,745
Raytheon	34,723		4,387,251
Rockwell Automation	15,737		1,785,677
Rockwell Collins	15,220		1,342,252
Roper Technologies	11,548		2,033,487
Snap-on	6,617		1,053,956
Stanley Black & Decker	17,395		1,946,848
Textron	32,229		1,246,618
United Rentals	11,104	[b]	743,191
United Technologies	90,041		9,397,579
W.W. Grainger	6,727	[a]	1,577,616
Xylem	21,090		881,140
			154,073,782
Commercial & Professional Services - .9%
ADT	18,786		788,636
Cintas	10,379		931,827
Dun & Bradstreet	4,525		499,605
Equifax	13,874		1,668,349
Nielsen Holdings	41,861		2,182,633
Pitney Bowes	24,190		507,264
Republic Services	27,901		1,313,300

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.8% (continued)	Shares		Value ($)
Commercial & Professional Services - .9% (continued)
Robert Half International	15,698		601,390
S&P Global	31,634		3,380,093
Stericycle	9,843	[a,b]	940,597
Tyco International	48,302		1,860,593
Verisk Analytics	17,845	[b]	1,384,415
Waste Management	47,941		2,818,451
			18,877,153
Consumer Durables & Apparel - 1.5%
Coach	33,321		1,341,837
D.R. Horton	36,768		1,105,246
Garmin	14,555		620,480
Hanesbrands	45,911		1,332,796
Harman International Industries	8,350		640,946
Hasbro	12,682		1,073,404
Leggett & Platt	15,178		748,124
Lennar, Cl. A	20,922		947,976
Mattel	40,810		1,268,783
Michael Kors Holdings	22,104	[b]	1,141,893
Mohawk Industries	7,156	[b]	1,378,460
Newell Rubbermaid	50,741		2,310,745
NIKE, Cl. B	157,149		9,262,362
PulteGroup	37,301		685,965
PVH	9,580		915,848
Ralph Lauren	7,023		654,614
Under Armour, Cl. A	20,822	[a,b]	914,919
Under Armour, Cl. C	20,822	[a,b]	849,538
VF	38,852		2,449,619
Whirlpool	9,101		1,584,848
			31,228,403
Consumer Services - 1.8%
Carnival	53,581		2,628,148
Chipotle Mexican Grill	3,529	[a,b]	1,485,603
Darden Restaurants	13,247		824,626
H&R Block	27,352		553,604
Marriott International, Cl. A	22,175	[a]	1,554,246
McDonald's	105,030		13,285,245
Royal Caribbean Cruises	19,834		1,535,152
Starbucks	171,921		9,667,118
Starwood Hotels & Resorts Worldwide	19,697	[c]	1,612,790

8

Common Stocks - 97.8% (continued)	Shares		Value ($)
Consumer Services - 1.8% (continued)
Wyndham Worldwide	13,886	[a]	985,212
Wynn Resorts	9,432		832,846
Yum! Brands	47,666		3,792,307
			38,756,897
Diversified Financials - 4.6%
Affiliated Managers Group	6,246	[b]	1,063,819
American Express	95,494		6,248,172
Ameriprise Financial	19,714		1,890,573
Bank of New York Mellon	126,766		5,101,064
Berkshire Hathaway, Cl. B	218,119	[b]	31,731,952
BlackRock	14,713		5,242,683
Capital One Financial	61,691		4,465,812
Charles Schwab	138,540		3,935,921
CME Group	39,044		3,588,534
Discover Financial Services	48,317		2,718,798
E*TRADE Financial	34,244	[b]	862,264
Franklin Resources	43,555		1,626,344
Goldman Sachs Group	45,754		7,508,689
Intercontinental Exchange	13,753		3,301,133
Invesco	50,417		1,563,431
Legg Mason	11,158		358,283
Leucadia National	37,062		618,194
Moody's	19,820		1,897,170
Morgan Stanley	176,761		4,783,153
Nasdaq	13,597		839,071
Navient	40,173		549,165
Northern Trust	24,849		1,766,267
State Street	46,627		2,904,862
Synchrony Financial	95,873	[b]	2,930,838
T. Rowe Price Group	29,152		2,194,854
			99,691,046
Energy - 7.1%
Anadarko Petroleum	58,083		3,064,459
Apache	42,948		2,336,371
Baker Hughes	50,736		2,453,593
Cabot Oil & Gas	53,275		1,246,635
Chesapeake Energy	61,871	[a,b]	425,054
Chevron	219,236		22,401,534
Cimarex Energy	11,032		1,201,164

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.8% (continued)	Shares		Value ($)
Energy - 7.1% (continued)
Columbia Pipeline Group	44,334		1,135,837
Concho Resources	14,955	[b]	1,737,322
ConocoPhillips	142,945		6,831,342
Devon Energy	59,258		2,055,067
Diamond Offshore Drilling	8,441		204,779
EOG Resources	64,012		5,288,671
EQT	17,778		1,246,238
Exxon Mobil	483,477		42,739,367
FMC Technologies	27,452	[b]	837,011
Halliburton	99,430		4,107,453
Helmerich & Payne	12,589	[a]	832,385
Hess	30,804		1,836,534
Kinder Morgan	212,995		3,782,791
Marathon Oil	98,016		1,381,045
Marathon Petroleum	62,216		2,431,401
Murphy Oil	17,722	[a]	633,384
National Oilwell Varco	44,681	[a]	1,610,303
Newfield Exploration	23,028	[b]	834,765
Noble Energy	49,007		1,769,643
Occidental Petroleum	88,393		6,775,323
ONEOK	24,641		890,772
Phillips 66	54,696		4,491,089
Pioneer Natural Resources	18,992		3,154,571
Range Resources	20,148	[a]	888,728
Schlumberger	161,590		12,982,141
Southwestern Energy	46,073	[b]	618,760
Spectra Energy	76,362		2,387,840
Tesoro	13,933		1,110,321
Transocean	39,660	[a]	439,433
Valero Energy	54,848		3,228,902
Williams	78,712		1,526,226
			152,918,254
Food & Staples Retailing - 2.3%
Costco Wholesale	51,196		7,583,663
CVS Health	128,045		12,868,523
Kroger	112,421		3,978,579
Sysco	60,990		2,809,809
Walgreens Boots Alliance	100,303		7,952,022
Wal-Mart Stores	182,095		12,176,693

10

Common Stocks - 97.8% (continued)	Shares		Value ($)
Food & Staples Retailing - 2.3% (continued)
Whole Foods Market	39,588	[a]	1,151,219
			48,520,508
Food, Beverage & Tobacco - 5.7%
Altria Group	227,034		14,237,302
Archer-Daniels-Midland	71,020		2,836,539
Brown-Forman, Cl. B	12,427		1,196,969
Campbell Soup	20,199	[a]	1,246,480
Coca-Cola	453,244		20,305,331
Coca-Cola Enterprises	23,773		1,247,607
ConAgra Foods	50,297		2,241,234
Constellation Brands, Cl. A	20,469		3,194,392
Dr. Pepper Snapple Group	22,372		2,033,839
General Mills	68,502		4,201,913
Hershey	16,562		1,542,088
Hormel Foods	31,976		1,232,675
J.M. Smucker	13,773		1,748,896
Kellogg	29,086		2,234,096
Kraft Heinz	69,215		5,403,615
McCormick & Co.	13,466		1,262,841
Mead Johnson Nutrition	21,760		1,896,384
Molson Coors Brewing, Cl. B	21,017		2,009,856
Mondelez International, Cl. A	182,747		7,850,811
Monster Beverage	17,152	[b]	2,473,661
PepsiCo	168,847		17,384,487
Philip Morris International	180,369		17,697,806
Reynolds American	96,281		4,775,538
Tyson Foods, Cl. A	34,951		2,300,475
			122,554,835
Health Care Equipment & Services - 5.1%
Abbott Laboratories	171,511		6,671,778
Aetna	40,697		4,569,052
AmerisourceBergen	22,688		1,930,749
Anthem	30,386		4,277,437
Baxter International	62,861	[a]	2,779,713
Becton Dickinson & Co.	24,384		3,932,164
Boston Scientific	155,091	[b]	3,399,595
C.R. Bard	8,676		1,840,787
Cardinal Health	38,194		2,996,701
Centene	19,791	[b]	1,226,250

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.8% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.1% (continued)
Cerner	34,880	[b]	1,958,163
Cigna	29,960		4,150,658
DaVita HealthCare Partners	20,214	[b]	1,493,815
DENTSPLY SIRONA	27,933		1,664,807
Edwards Lifesciences	24,356	[b]	2,586,851
Express Scripts Holding	75,190	[b]	5,543,759
HCA Holdings	35,636	[b]	2,872,974
Henry Schein	9,161	[b]	1,545,461
Hologic	28,739	[b]	965,343
Humana	16,920		2,996,024
Intuitive Surgical	4,302	[b]	2,694,601
Laboratory Corporation of America Holdings	11,964	[b]	1,499,328
McKesson	26,735		4,486,668
Medtronic	163,701		12,956,934
Patterson	10,307		446,808
Quest Diagnostics	17,250		1,296,683
St. Jude Medical	31,889		2,429,942
Stryker	36,579		3,987,477
UnitedHealth Group	110,367		14,533,127
Universal Health Services, Cl. B	10,793		1,442,808
Varian Medical Systems	11,046	[a,b]	896,714
Zimmer Biomet Holdings	20,822		2,410,563
			108,483,734
Household & Personal Products - 2.0%
Church & Dwight	15,187		1,407,835
Clorox	14,934		1,870,185
Colgate-Palmolive	104,069		7,380,573
Estee Lauder, Cl. A	25,952		2,488,018
Kimberly-Clark	41,717		5,222,551
Procter & Gamble	309,076		24,763,169
			43,132,331
Insurance - 2.6%
Aflac	49,598		3,420,774
Allstate	44,946		2,923,737
American International Group	133,154		7,432,656
Aon	31,780		3,340,714
Assurant	7,812		660,661
Chubb	53,413		6,295,256
Cincinnati Financial	17,367		1,146,396

12

Common Stocks - 97.8% (continued)	Shares		Value ($)
Insurance - 2.6% (continued)
Hartford Financial Services Group	46,262		2,053,108
Lincoln National	28,636		1,244,234
Loews	32,365		1,284,243
Marsh & McLennan Cos.	60,557		3,824,175
MetLife	128,063		5,775,641
Principal Financial Group	32,261		1,376,899
Progressive	67,664		2,205,846
Prudential Financial	51,603		4,006,457
Torchmark	12,983		751,586
Travelers	34,381		3,778,472
Unum Group	28,832		986,343
Willis Towers Watson	15,922		1,988,658
XL Group	35,702		1,168,526
			55,664,382
Materials - 2.9%
Air Products & Chemicals	22,298		3,253,055
Airgas	7,861		1,119,721
Alcoa	151,205		1,688,960
Avery Dennison	10,206		741,058
Ball	15,642		1,116,526
CF Industries Holdings	26,299		869,708
Dow Chemical	130,443		6,862,606
E.I. du Pont de Nemours & Co.	101,655		6,700,081
Eastman Chemical	17,153		1,310,146
Ecolab	31,009		3,565,415
FMC	15,231		658,893
Freeport-McMoRan	145,616		2,038,624
International Flavors & Fragrances	9,381		1,120,748
International Paper	47,463		2,053,724
LyondellBasell Industries, Cl. A	40,315		3,332,841
Martin Marietta Materials	7,739		1,309,671
Monsanto	50,652		4,745,079
Mosaic	38,953	[a]	1,090,294
Newmont Mining	61,579		2,153,418
Nucor	37,434		1,863,465
Owens-Illinois	19,542	[b]	360,745
PPG Industries	31,132		3,436,661
Praxair	32,744		3,846,110
Sealed Air	23,903		1,132,046

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.8% (continued)	Shares		Value ($)
Materials - 2.9% (continued)
Sherwin-Williams	9,029		2,594,122
Vulcan Materials	15,250		1,641,358
WestRock	30,470		1,275,159
			61,880,234
Media - 3.1%
Cablevision Systems, Cl. A	25,190		841,094
CBS, Cl. B	49,214		2,751,555
Comcast, Cl. A	283,007		17,195,505
Discovery Communications, Cl. A	18,024	[b]	492,235
Discovery Communications, Cl. C	28,975	[b]	775,951
Interpublic Group of Cos.	49,140		1,127,272
News Corp., Cl. A	44,486		552,516
News Corp., Cl. B	11,741		152,163
Omnicom Group	27,607		2,290,553
Scripps Networks Interactive, Cl. A	10,422	[a]	649,812
TEGNA	26,530		619,741
Time Warner	92,056		6,917,088
Time Warner Cable	32,976		6,994,539
Twenty-First Century Fox, Cl. A	130,556		3,950,625
Twenty-First Century Fox, Cl. B	50,009		1,506,271
Viacom, Cl. B	40,765		1,667,289
Walt Disney	174,823		18,052,223
			66,536,432
Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
AbbVie	187,691		11,449,151
Agilent Technologies	39,191		1,603,696
Alexion Pharmaceuticals	26,050	[b]	3,628,244
Allergan	45,949	[b]	9,950,715
Amgen	87,109		13,789,355
Baxalta	79,297		3,326,509
Biogen	25,665	[b]	7,057,618
Bristol-Myers Squibb	194,349		14,028,111
Celgene	90,778	[b]	9,387,353
Eli Lilly & Co.	112,566		8,502,110
Endo International	23,578	[b]	636,606
Gilead Sciences	159,130		14,036,857
Illumina	17,110	[b]	2,309,679
Johnson & Johnson	321,255		36,006,260
Mallinckrodt	13,363	[b]	835,455

14

Common Stocks - 97.8% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 9.2% (continued)
Merck & Co.	323,746		17,754,231
Mylan	47,497	[b]	1,981,100
PerkinElmer	13,441		677,695
Perrigo	17,072		1,650,350
Pfizer	704,589		23,047,106
Regeneron Pharmaceuticals	8,957	[b]	3,374,191
Thermo Fisher Scientific	46,050		6,642,713
Vertex Pharmaceuticals	28,006	[b]	2,362,026
Waters	9,728	[b]	1,266,196
Zoetis	53,316		2,507,451
			197,810,778
Real Estate - 2.9%
American Tower	49,344	[c]	5,175,199
Apartment Investment & Management, Cl. A	17,285	[c]	692,437
AvalonBay Communities	15,816	[c]	2,796,111
Boston Properties	17,647	[c]	2,273,992
CBRE Group, Cl. A	32,852	[b,c]	973,405
Crown Castle International	38,975	[c]	3,386,148
Equinix	7,937	[c]	2,621,988
Equity Residential	42,043	[c]	2,861,867
Essex Property Trust	7,672	[c]	1,691,292
Extra Space Storage	14,298	[c]	1,214,615
Federal Realty Investment Trust	8,042	[c]	1,223,027
General Growth Properties	67,938	[c]	1,904,302
HCP	53,012	[a,c]	1,793,396
Host Hotels & Resorts	86,991	[c]	1,376,198
Iron Mountain	21,486	[c]	784,884
Kimco Realty	49,384	[c]	1,388,678
Macerich	15,634	[c]	1,189,435
Prologis	59,596	[c]	2,706,254
Public Storage	17,143	[c]	4,196,778
Realty Income	28,782	[a,c]	1,703,894
Simon Property Group	36,019	[c]	7,245,942
SL Green Realty	11,872	[c]	1,247,510
UDR	30,328	[c]	1,059,054
Ventas	38,544	[c]	2,394,353
Vornado Realty Trust	20,722	[c]	1,983,717
Welltower	40,754	[c]	2,829,143

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.8% (continued)	Shares		Value ($)
Real Estate - 2.9% (continued)
Weyerhaeuser	93,908	[c]	3,016,325
			61,729,944
Retailing - 5.4%
Advance Auto Parts	8,475		1,322,948
Amazon.com	44,947	[b]	29,646,592
AutoNation	9,326	[b]	472,362
AutoZone	3,522	[b]	2,695,140
Bed Bath & Beyond	19,817		935,759
Best Buy	34,613		1,110,385
CarMax	23,546	[a,b]	1,246,761
Dollar General	33,896		2,776,421
Dollar Tree	27,328	[b]	2,178,315
Expedia	13,479		1,560,464
Foot Locker	15,979	[a]	981,750
Gap	27,665		641,275
Genuine Parts	17,168		1,647,613
Home Depot	147,608		19,763,235
Kohl's	22,283		987,137
L Brands	28,973		2,268,296
Lowe's	106,155		8,069,903
Macy's	36,217		1,433,831
Netflix	49,474	[b]	4,454,144
Nordstrom	16,043	[a]	820,279
O'Reilly Automotive	11,535	[b]	3,030,014
Priceline Group	5,817	[b]	7,816,070
Ross Stores	48,189		2,736,171
Signet Jewelers	9,281		1,007,545
Staples	77,162		787,052
Target	70,192		5,580,264
The TJX Companies	78,177		5,927,380
Tiffany & Co.	13,053	[a]	931,332
Tractor Supply	15,588		1,475,560
TripAdvisor	12,968	[a,b]	837,603
Ulta Salon Cosmetics & Fragrance	7,415	[b]	1,544,396
Urban Outfitters	12,196	[b]	369,783
			117,055,780
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices	36,842		2,074,941
Applied Materials	133,427		2,731,251

16

Common Stocks - 97.8% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 2.6% (continued)
Broadcom	43,246		6,303,105
First Solar	8,967	[b]	500,717
Intel	549,963		16,652,880
KLA-Tencor	17,650		1,234,441
Lam Research	18,252		1,394,453
Linear Technology	27,564		1,226,047
Microchip Technology	23,286		1,131,467
Micron Technology	124,511	[b]	1,338,493
NVIDIA	57,960	[a]	2,059,319
Qorvo	15,123	[b]	680,989
QUALCOMM	174,434		8,812,406
Skyworks Solutions	21,998		1,469,906
Texas Instruments	117,658		6,711,212
Xilinx	29,917		1,288,824
			55,610,451
Software & Services - 11.8%
Accenture, Cl. A	73,096		8,254,000
Activision Blizzard	57,984		1,998,708
Adobe Systems	57,524	[b]	5,419,911
Akamai Technologies	20,708	[b]	1,055,901
Alliance Data Systems	7,049	[b]	1,433,132
Alphabet, Cl. A	34,061	[b]	24,111,101
Alphabet, Cl. C	34,596	[b]	23,975,374
Autodesk	26,646	[b]	1,593,964
Automatic Data Processing	53,866		4,763,909
CA	35,200		1,044,032
Citrix Systems	18,409	[b]	1,506,593
Cognizant Technology Solutions, Cl. A	70,907	[b]	4,138,842
CSRA	16,208		420,760
eBay	127,271	[b]	3,109,231
Electronic Arts	36,174	[b]	2,237,362
Facebook, Cl. A	267,149	[b]	31,411,379
Fidelity National Information Services	32,822		2,159,688
Fiserv	25,996	[b]	2,540,329
Global Payments	17,937		1,294,693
International Business Machines	102,948		15,024,231
Intuit	29,931		3,019,739
MasterCard, Cl. A	114,618		11,116,800
Microsoft	921,022		45,931,367

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.8% (continued)	Shares		Value ($)
Software & Services - 11.8% (continued)
Oracle	367,016		14,629,258
Paychex	36,499		1,902,328
PayPal Holdings	129,518		5,074,515
Red Hat	21,665	[b]	1,589,561
salesforce.com	73,409	[b]	5,564,402
Symantec	79,284		1,319,682
Teradata	16,677	[b]	421,928
Total System Services	19,635		1,004,134
VeriSign	11,155	[a,b]	963,792
Visa, Cl. A	223,517		17,264,453
Western Union	59,569		1,191,380
Xerox	116,659		1,119,926
Yahoo!	101,390	[b]	3,710,874
			253,317,279
Technology Hardware & Equipment - 4.9%
Amphenol, Cl. A	36,053		2,012,839
Apple	645,570		60,515,732
Cisco Systems	587,842		16,159,777
Corning	129,873		2,424,729
EMC	226,654		5,917,936
F5 Networks	7,971	[b]	834,962
FLIR Systems	17,368		524,687
Harris	14,295		1,143,743
Hewlett Packard Enterprise	200,170		3,334,832
HP	201,298		2,469,926
Juniper Networks	41,277		965,882
Motorola Solutions	18,417		1,384,774
NetApp	34,861		824,114
SanDisk	23,060		1,732,498
Seagate Technology	35,076	[a]	763,605
TE Connectivity	43,134		2,565,610
Western Digital	26,636		1,088,480
			104,664,126
Telecommunication Services - 2.6%
AT&T	716,126		27,800,011
CenturyLink	63,863		1,976,560
Frontier Communications	133,798	[a]	743,917
Level 3 Communications	32,948	[b]	1,721,862

18

Common Stocks - 97.8% (continued)	Shares		Value ($)
Telecommunication Services - 2.6% (continued)
Verizon Communications	474,271		24,159,365
			56,401,715
Transportation - 2.1%
American Airlines Group	70,302		2,438,776
CH Robinson Worldwide	16,471	[a]	1,168,947
CSX	114,733		3,128,769
Delta Air Lines	90,705		3,779,677
Expeditors International of Washington	22,241		1,103,376
FedEx	30,071		4,965,023
J.B. Hunt Transport Services	10,765		892,203
Kansas City Southern	12,984		1,230,234
Norfolk Southern	34,382		3,098,162
Ryder System	6,135		422,824
Southwest Airlines	74,377		3,317,958
Union Pacific	98,588		8,599,831
United Continental Holdings	41,948	[b]	1,921,638
United Parcel Service, Cl. B	80,748		8,484,192
			44,551,610
Utilities - 3.2%
AES	75,191		839,132
AGL Resources	13,304		876,201
Ameren	27,371		1,313,808
American Electric Power	57,144		3,628,644
American Water Works	20,785		1,512,317
CenterPoint Energy	51,128		1,096,696
CMS Energy	31,421		1,278,206
Consolidated Edison	33,686		2,512,976
Dominion Resources	68,846		4,920,424
DTE Energy	20,362		1,815,476
Duke Energy	79,493		6,262,459
Edison International	37,128		2,625,321
Entergy	20,304		1,526,455
Eversource Energy	36,039		2,034,041
Exelon	106,170		3,725,505
FirstEnergy	49,591		1,616,171
NextEra Energy	53,263		6,262,664
NiSource	36,295		824,259
NRG Energy	40,292		608,409
PG&E	57,360		3,338,352

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.8% (continued)	Shares		Value ($)
Utilities - 3.2% (continued)
Pinnacle West Capital	12,503		908,343
PPL	78,430		2,952,105
Public Service Enterprise Group	57,661		2,659,902
SCANA	16,490		1,132,698
Sempra Energy	27,446		2,836,544
Southern	106,258		5,323,526
TECO Energy	25,552		709,579
WEC Energy Group	35,882		2,088,691
Xcel Energy	57,714		2,310,291
			69,539,195
Total Common Stocks (cost $1,148,365,954)			2,099,736,350
Short-Term Investments - .1%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.30%, 6/23/16 (cost $2,144,073)	2,145,000	[d]	2,144,573
Other Investment - 1.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $42,057,955)	42,057,955	[e]	42,057,955
Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $10,935,597)	10,935,597	[e]	10,935,597
Total Investments (cost $1,203,503,579)	100.3%		2,154,874,475
Liabilities, Less Cash and Receivables	(.3%)		(7,349,951)
Net Assets	100.0%		2,147,524,524

a Security, or portion thereof, on loan. At April 30, 2016, the value of the fund’s securities on loan was $39,368,753 and the value of the collateral held by the fund was $40,859,552, consisting of cash collateral of $10,935,597 and U.S. Government & Agency securities valued at $29,923,955.

b Non-income producing security.

c Investment in real estate investment trust.

d Held by or on behalf of a counterparty for open financial futures contracts.

e Investment in affiliated money market mutual fund.

20

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.8
Pharmaceuticals, Biotechnology & Life Sciences	9.2
Capital Goods	7.2
Energy	7.1
Food, Beverage & Tobacco	5.7
Banks	5.4
Retailing	5.4
Health Care Equipment & Services	5.1
Technology Hardware & Equipment	4.9
Diversified Financials	4.6
Utilities	3.2
Media	3.1
Materials	2.9
Real Estate	2.9
Insurance	2.6
Semiconductors & Semiconductor Equipment	2.6
Telecommunication Services	2.6
Short-Term/Money Market Investments	2.5
Food & Staples Retailing	2.3
Transportation	2.1
Household & Personal Products	2.0
Consumer Services	1.8
Consumer Durables & Apparel	1.5
Automobiles & Components	.9
Commercial & Professional Services	.9
100.3

† Based on net assets.

See notes to financial statements.

21

STATEMENT OF FINANCIAL FUTURES
April 30, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation at 04/30/2016 ($)

Financial Futures Long
Standard & Poor's 500 E-mini	451	46,432,705	June 2016	1,135,361
Gross Unrealized Appreciation				1,135,361

See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $39,368,753)—Note 1(b):
Unaffiliated issuers	1,150,510,027	2,101,880,923
Affiliated issuers	52,993,552	52,993,552
Cash		1,991,105
Dividends, interest and securities lending income receivable		2,215,750
Receivable for shares of Common Stock subscribed		920,640
Other assets		24,746
		2,160,026,716
Liabilities ($):
Due to The Dreyfus Corporation—Note 3(b)		338,839
Liability for securities on loan—Note 1(b)		10,935,597
Payable for shares of Common Stock redeemed		924,541
Payable for futures variation margin—Note 4		299,915
Accrued expenses		3,300
		12,502,192
Net Assets ($)		2,147,524,524
Composition of Net Assets ($):
Paid-in capital		1,201,611,565
Accumulated undistributed investment income—net		13,305,770
Accumulated net realized gain (loss) on investments		(19,899,068)
Accumulated net unrealized appreciation (depreciation) on investments (including $1,135,361 net unrealized appreciation on financial futures)		952,506,257
Net Assets ($)		2,147,524,524
Shares Outstanding
(150 million shares of $.001 par value Common Stock authorized)		50,752,344
Net Asset Value Per Share ($)		42.31

See notes to financial statements.

23

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	23,406,917
Affiliated issuers	37,818
Income from securities lending—Note 1(b)	83,026
Interest	1,369
Total Income	23,529,130
Expenses:
Management fee—Note 3(a)	2,065,314
Directors’ fees—Note 3(a,c)	79,497
Loan commitment fees—Note 2	11,396
Total Expenses	2,156,207
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(79,497)
Net Expenses	2,076,710
Investment Income—Net	21,452,420
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,024,277
Net realized gain (loss) on financial futures	2,615,584
Net Realized Gain (Loss)	8,639,861
Net unrealized appreciation (depreciation) on investments	(21,398,493)
Net unrealized appreciation (depreciation) on financial futures	(1,469,136)
Net Unrealized Appreciation (Depreciation)	(22,867,629)
Net Realized and Unrealized Gain (Loss) on Investments	(14,227,768)
Net Increase in Net Assets Resulting from Operations	7,224,652

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	21,452,420	41,609,147
Net realized gain (loss) on investments	8,639,861	11,443,690
Net unrealized appreciation (depreciation) on investments	(22,867,629)	53,639,372
Net Increase (Decrease) in Net Assets Resulting from Operations	7,224,652	106,692,209
Dividends to Shareholders from ($):
Investment income—net	(20,598,427)	(40,112,534)
Net realized gain on investments	(14,285,634)	-
Total Dividends	(34,884,061)	(40,112,534)
Capital Stock Transactions ($):
Net proceeds from shares sold	224,898,384	428,627,232
Dividends reinvested	27,118,293	30,056,590
Cost of shares redeemed	(232,597,238)	(543,341,892)
Increase (Decrease) in Net Assets from Capital Stock Transactions	19,419,439	(84,658,070)
Total Increase (Decrease) in Net Assets	(8,239,970)	(18,078,395)
Net Assets ($):
Beginning of Period	2,155,764,494	2,173,842,889
End of Period	2,147,524,524	2,155,764,494
Undistributed investment income—net	13,305,770	12,451,777
Capital Share Transactions (Shares):
Shares sold	5,465,248	10,174,081
Shares issued for dividends reinvested	636,839	705,358
Shares redeemed	(5,635,142)	(12,894,112)
Net Increase (Decrease) in Shares Outstanding	466,945	(2,014,673)

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2016		Year Ended October 31,
(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	42.87	41.56	36.17	29.06	25.75	24.29
Investment Operations:
Investment income—net[a]	.42	.80	.70	.65	.55	.48
Net realized and unrealized gain (loss) on investments	(.29)	1.28	5.39	7.08	3.27	1.45
Total from Investment Operations	.13	2.08	6.09	7.73	3.82	1.93
Distributions:
Dividends from investment income—net	(.41)	(.77)	(.67)	(.62)	(.51)	(.47)
Dividends from net realized gain on investments	(.28)	-	(.03)	-	-	-
Total Distributions	(.69)	(.77)	(.70)	(.62)	(.51)	(.47)
Net asset value, end of period	42.31	42.87	41.56	36.17	29.06	25.75
Total Return (%)	.31[b]	5.02	17.03	26.96	15.00	7.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.20[c]	.20	.20	.20	.20	.20
Ratio of net investment income to average net assets	2.08[c]	1.88	1.81	2.01	1.97	1.84
Portfolio Turnover Rate	1.79[b]	8.71	5.41	3.45	3.28	2.12
Net Assets, end of period ($ x 1,000)	2,147,525	2,155,764	2,173,843	1,868,831	1,369,234	1,115,441

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC S&P 500 Stock Index Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek to match the total return of the Standard & Poor’s 500® Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities

28

and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Domestic Common Stocks†	2,088,855,716	-	-	2,088,855,716
Equity Securities—Foreign Common Stocks†	10,880,634	-	-	10,880,634
Mutual Funds	52,993,552	-	-	52,993,552
U.S. Treasury	-	2,144,573	-	2,144,573
Other Financial Instruments:
Financial Futures††	1,135,361	-	-	1,135,361

†  See Statement of Investments for additional detailed categorizations.

††  Amount shown represents unrealized appreciation at period end.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the

30

borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2016, The Bank of New York Mellon earned $21,475 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	41,848,978	92,554,167	92,345,190	42,057,955	1.9
Dreyfus Institutional Cash Advantage Fund	5,459,735	96,075,372	90,599,510	10,935,597.5
Total	47,308,713	188,629,539	182,944,700	52,993,552	2.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $40,112,534. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .20% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2016, fees reimbursed by Dreyfus amounted to $79,497.

32

(b) The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $352,506, which are offset against an expense reimbursement currently in effect in the amount of $13,667.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2016, amounted to $42,464,851 and $36,786,903, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2016 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Foreign currency financial futures	40,236,521

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2016, accumulated net unrealized appreciation on investments was $951,370,896, consisting of $990,448,486 gross unrealized appreciation and $39,077,590 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”). The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share. The LBO was closed in a two-step transaction with shares being repurchased by Tribune in a tender offer in June 2007 and in a go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”). The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange. There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against

34

Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL. The fund was a defendant in at least one of the dismissed cases. The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. On March 29, 2016, the Second Circuit issued its decision on the appeal and cross-appeal. A panel of three judges unanimously affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Bankruptcy Code. On April 12, 2016, the plaintiffs/appellants filed a petition with the Second Circuit requesting rehearing of the appeal by the same panel of judges and/or rehearing en banc by all judges on the Second Circuit. As of May 20, 2016, the Second Circuit has not ruled on either request.

On November 11, 2013, Judge Sullivan entered Master Case Order No. 4 in the Tribune MDL. Master Case Order No. 4 addressed numerous procedural and administrative tasks for the cases that remain in the Tribune MDL, including the FitzSimons case. Pursuant to Master Case Order No. 4, the parties – through their executive committees and liaison counsel – attempted to negotiate a protocol for motions to dismiss and other procedural issues, and submitted rival proposals to the Court. On April 24, 2014 the Court entered an order setting a schedule for the first motions to dismiss in the FitzSimons case. Pursuant to that schedule, a

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

“global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014. Plaintiffs’ response brief was filed on June 23, 2014, and the reply brief was filed on July 3, 2014. No date for oral argument has been scheduled. The Court also preserved Shareholder Defendants’ rights to file nineteen motions to dismiss enumerated in their proposal and motions pursuant to Rules 12(b)(2)-(5) of the Federal Rules of Civil Procedure. If these various motions are necessary after the Court decides the global motion to dismiss, the Court will set further guidelines and briefing schedules.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

36

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 24-25, 2016, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

“Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods and the fund’s total return performance was in the first quartile of the Performance Group and Performance Universe for all periods, except the one-year period when the fund’s total return performance was in the second quartile of the Performance Universe. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense ratio was below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

38

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

40

NOTES

41

For More Information

Dreyfus BASIC S&P 500 Stock Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation

200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DSPIX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0713SA0416

Dreyfus Bond Market Index Fund

SEMIANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Bond Market Index Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Bond Market Index Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by Nancy G. Rogers, Paul Benson, and Stephanie Shu, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Bond Market Index Fund’s Investor shares produced a total return of 2.55%, and its BASIC shares produced a total return of 2.67%.1 In comparison, the Barclays U.S. Aggregate Bond Index (the “Index”) achieved a total return of 2.82% for the same period.2

The Index’s moderately positive total return for the reporting period masked heightened market volatility. The difference in returns between the fund and the Index was primarily the result of operating expenses that are not reflected in the Index’s results.

Effective October 2015, Paul Benson and Stephanie Shu became Portfolio Managers for the fund.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index. To pursue this goal, the fund normally invests at least 80% of its assets in bonds that are included in the Index (or other instruments with similar characteristics). To maintain liquidity, the fund may invest up to 20% of its assets in various short-term, fixed-income securities and money market instruments.

While the fund seeks to mirror the returns of the Index, it does not hold the same number of bonds. Instead, the fund holds approximately 2100 securities as compared to approximately 9700 securities in the Index. The fund’s average duration—a measure of sensitivity to changing interest rates—generally remains neutral to the Index. As of April 30, 2016, the average duration of the fund was approximately 5.46 years.

Higher Quality Bonds Benefited from Flight to Safety

Fixed income markets proved volatile over the reporting period amid concerns about global economic conditions and their potential impact on the U.S. economic recovery. Most notably, a slowdown in China and sharply falling commodity prices during the fall of 2015 triggered a flight to traditional safe havens, hurting riskier corporate bonds while sending yields of high-quality U.S. government securities lower. Expectations that the Federal Reserve Board (the “Fed”) would begin to raise short-term interest rates for the first time in nearly 10 years, as indeed it did in December, also contributed to heightened market turbulence. In this environment, yield differences narrowed along the U.S. bond market’s maturity spectrum as short-term rates moved higher and long-term rates declined.

Higher quality bonds continued to rally and riskier securities lost additional value in January 2016 in response to more disappointing economic data from China, declines in crude oil prices to multi-year lows, and renewed worries that international weakness and higher short-term interest rates in the United States might derail the domestic recovery. The Bank of Japan surprised investors later in the month by adopting negative short-term interest rates in an attempt to stimulate its economy. Consequently, demand from global investors for high-

3

DISCUSSION OF FUND PERFORMANCE (continued)

quality U.S. investments intensified, putting additional downward pressure on yields of U.S. government securities.

The market’s trajectory changed dramatically in mid-February, when comments from the Fed suggested that U.S. policymakers would proceed cautiously before implementing additional rate hikes. In addition, energy-related commodity prices began to recover, and China and the European Central Bank announced new stimulus measures. Investors regained confidence, and riskier corporate bonds began to rebound from previous weakness. Nonetheless, lower quality fixed income securities generally lagged their higher quality counterparts for the reporting period overall.

Positive Returns from Most Market Sectors

Despite early weakness among lower rated bonds, most of the market sectors represented in the fund produced positive absolute returns for the reporting period overall. Long-term U.S. Treasury securities fared especially well when longer term interest rates declined. Mortgage-backed securities also benefited from falling rates, but they generally performed in line with Treasuries due to concerns that the Fed might end its policy of reinvesting in the mortgage market. The corporate bond market produced more divergent results across industry groups, with securities in the basic industries and consumer cyclical segments posting strong results. Commercial mortgage-backed securities and asset-backed securities produced positive absolute and relative results, as did U.S. dollar-denominated bonds from overseas issuers.

Replicating the Index’s Composition

As an index fund, we attempt to match closely the returns of the Index by approximating its composition. Still, it is worth noting that growth prospects for the global economy remain subdued, which should give most central banks little reason to moderate their accommodative monetary policies. While the Fed is expected to raise short-term interest rates one or more times over the remainder of 2016, those increases are likely to be modest.

As of April 30, 2016, approximately 28.2% of the fund’s assets were invested in mortgage-backed securities, 1.9% in commercial mortgage-backed securities, 31.3% in credit bonds and asset-backed securities, and 38.5% in U.S. Treasury and Agency securities. Moreover, all of the fund’s corporate securities were rated at least BBB- or better, and the fund has maintained an overall credit quality and duration posture that is closely aligned with the Index.

May 16, 2016

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of fund shares.

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Bond Market Index Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016
	Investor Shares	BASIC Shares
Expenses paid per $1,000†	$ 2.01	$ .76
Ending value (after expenses)	$ 1,025.50	$ 1,026.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016
	Investor Shares	BASIC Shares
Expenses paid per $1,000†	$ 2.01	$ .75
Ending value (after expenses)	$ 1,022.87	$ 1,024.12

† Expenses are equal to the fund’s annualized expense ratio of .40% for Investor shares and .15% for BASIC shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Bonds and Notes - 101.3%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - .2%
Ally Auto Receivables Trust, Ser. 2015-2, Cl. A4	1.84	6/15/20	1,000,000		1,007,871
AmeriCredit Automobile Receivables Trust, Ser. 2013-5, Cl. A3	0.90	9/8/18	344,822		344,868
AmeriCredit Automobile Receivables Trust, Ser. 2014-4, Cl. A3	1.27	7/8/19	1,000,000		1,000,409
Fifth Third Auto Trust, Ser. 2014-3, Cl. A4	1.47	5/17/21	800,000		801,070
Ford Credit Auto Lease Trust, Ser. 2015-A, Cl. A4	1.31	8/15/18	1,000,000		998,768
Ford Credit Auto Owner Trust, Ser. 2012-B, Cl. A4	1.00	9/15/17	15,034		15,034
Volkswagen Auto Lease Trust, Ser. 2015-A, Cl. A4	1.42	7/22/19	1,000,000		997,663
World Omni Auto Receivables Trust, Ser. 2013-B, Cl. A3	0.83	8/15/18	419,387		419,203
				5,584,886
Asset-Backed Ctfs./Credit Cards - .3%
Capital One Multi-Asset Execution Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		600,301
Capital One Multi-Asset Execution Trust, Ser. 2015-A1, Cl. A	1.39	1/15/21	2,000,000		2,008,520
Chase Issuance Trust, Ser. 2013-A8, Cl. A8	1.01	10/15/18	1,000,000		1,001,479
Chase Issuance Trust, Ser. 2014-A7, Cl. A7	1.38	11/15/19	1,300,000		1,305,936
Citibank Credit Card Issuance Trust, Ser. 2004-A8, Cl. A8	1.73	4/9/20	1,500,000		1,515,706
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Cl. A8	5.65	9/20/19	500,000		531,320
				6,963,262
Commercial Mortgage Pass-Through Ctfs. - 1.3%
Banc of America Commercial Mortgage Trust, Ser. 2007-4, Cl. A4	5.74	2/10/51	202,101	[a]	210,735
Citigroup Commercial Mortgage Trust, Ser. 2008-C7, Cl. A4	6.14	12/10/49	934,215	[a]	975,179
Citigroup Commercial Mortgage Trust, Ser. 2014-GC19, Cl. A2	2.79	3/10/47	1,250,000		1,281,647
Citigroup Commercial Mortgage Trust, Ser. 2014-GC23, Cl. A4	3.62	7/10/47	1,000,000		1,073,462
Citigroup Commercial Mortgage Trust, Ser. 2015-CG33, Cl. AAB	3.52	9/10/58	700,000		746,065
COBALT CMBS Commercial Mortgage Trust, Ser. 2007-C3, Cl. A4	5.76	5/15/46	843,250	[a]	876,519
Commercial Mortgage Trust, Ser. 2012-CR4, Cl. A3	2.85	10/15/45	1,000,000		1,036,628
Commercial Mortgage Trust, Ser. 2013-CR11, Cl. B	5.16	10/10/46	750,000	[a]	849,439
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A4	4.05	4/10/47	1,200,000		1,325,472

6

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs. - 1.3% (continued)
Commercial Mortgage Trust, Ser. 2014-LC15, Cl. A2	2.84	4/10/47	2,000,000		2,061,452
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. A4	3.18	2/10/48	2,025,000		2,116,643
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/49	1,035,000		1,118,968
GS Mortgage Securities Trust, Ser. 2007-GG10, Cl. A4	5.79	8/10/45	879,080	[a]	903,825
GS Mortgage Securities Trust, Ser. 2014-GC18, Cl. A3	3.80	1/10/47	500,000		540,666
GS Mortgage Securities Trust, Ser. 2015-GC28, Cl. AAB	3.21	2/10/48	750,000		773,288
J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000		1,031,552
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2007-CB20, Cl. A4	5.79	2/12/51	883,644	[a]	919,295
JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000		555,979
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C24, Cl. A5	3.64	11/15/47	1,725,000		1,852,399
Merrill Lynch Mortgage Trust, Ser. 2007-C1, Cl. A4	5.83	6/12/50	1,000,000	[a]	1,027,300
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Cl. A4	5.74	6/12/50	1,080,702	[a]	1,118,384
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Cl. A1	1.39	7/15/46	29,138		29,170
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C8, Cl. A4	3.13	12/15/48	1,000,000		1,043,743
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C20, Cl. A4	3.25	2/15/48	1,175,000		1,225,507
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C21, Cl. ASB	3.15	3/15/48	1,000,000		1,042,980
Morgan Stanley Capital I Trust, Ser. 2012-C4, Cl. AS	3.77	3/15/45	720,000		764,096
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/45	500,000		530,499
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Cl. A4	3.09	8/10/49	500,000		521,272
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Cl. A5	2.85	12/10/45	500,000		514,159
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000		1,483,308
WF-RBS Commercial Mortgage Trust, Ser. 2012-C7, Cl. A1	2.30	6/15/45	788,851		800,931
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/46	1,500,000		1,558,376

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs. - 1.3% (continued)
WF-RBS Commercial Mortgage Trust, Ser. 2014-C20, Cl. A2	3.04	5/15/47	1,000,000		1,036,291
				32,945,229
Consumer Discretionary - 2.8%
21st Century Fox America, Gtd. Debs.	8.25	8/10/18	150,000		171,374
21st Century Fox America, Gtd. Debs.	7.75	12/1/45	100,000		137,837
21st Century Fox America, Gtd. Notes	3.70	10/15/25	500,000	[b]	536,462
21st Century Fox America, Gtd. Notes	6.20	12/15/34	250,000		308,517
21st Century Fox America, Gtd. Notes	6.65	11/15/37	360,000		468,290
21st Century Fox America, Gtd. Notes	4.75	9/15/44	500,000		536,216
21st Century Fox America, Gtd. Notes, Ser. WI	3.70	9/15/24	750,000		805,012
Alibaba Group Holding, Gtd. Notes	3.13	11/28/21	290,000		294,906
Alibaba Group Holding, Gtd. Notes	3.60	11/28/24	750,000		760,285
Amazon.com, Sr. Unscd. Notes	2.60	12/5/19	1,000,000		1,041,795
Autonation, Gtd. Notes	6.75	4/15/18	300,000		322,317
Autozone, Sr. Unscd. Notes	3.13	4/21/26	500,000		505,596
Bed Bath & Beyond, Sr. Unscd. Notes	3.75	8/1/24	1,000,000	[b]	1,030,785
BorgWarner, Sr. Unscd. Notes	3.38	3/15/25	1,000,000	[b]	989,077
California Institute of Technology, Unscd. Bonds	4.32	8/1/45	110,000		124,457
Carnival, Gtd. Notes	3.95	10/15/20	300,000		320,496
CBS, Gtd. Debs.	7.88	7/30/30	300,000		419,833
CBS, Gtd. Notes	5.50	5/15/33	250,000		269,524
CBS, Gtd. Notes	4.90	8/15/44	240,000		242,497
CCO Safari II, Sr. Scd. Notes	4.91	7/23/25	910,000	[c]	982,455
CCO Safari II, Sr. Scd. Notes	6.48	10/23/45	500,000	[c]	592,367
CCO Safari II, Sr. Scd. Notes	6.83	10/23/55	530,000	[c]	611,436
CDK Global, Sr. Unscd. Notes	3.30	10/15/19	1,000,000		1,005,948
Colgate-Palmolive, Sr. Unscd. Notes	2.45	11/15/21	1,000,000		1,034,967
Comcast, Gtd. Bonds	4.75	3/1/44	500,000		580,198
Comcast, Gtd. Notes	5.70	7/1/19	500,000		566,635

8

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Consumer Discretionary - 2.8% (continued)
Comcast, Gtd. Notes	2.85	1/15/23	300,000	312,097
Comcast, Gtd. Notes	2.75	3/1/23	100,000	103,448
Comcast, Gtd. Notes	3.38	8/15/25	730,000	780,405
Comcast, Gtd. Notes	4.25	1/15/33	500,000	541,418
Comcast, Gtd. Notes	4.40	8/15/35	340,000	376,194
Comcast, Gtd. Notes	6.45	3/15/37	650,000	876,824
Comcast, Gtd. Notes	4.60	8/15/45	410,000	466,099
Comcast Cable Communications, Gtd. Notes	9.46	11/15/22	304,000	431,073
Costco Wholesale, Sr. Unscd. Notes	2.25	2/15/22	500,000	508,150
CVS Health, Sr. Unscd. Bonds	2.25	8/12/19	1,000,000	1,025,330
CVS Health, Sr. Unscd. Notes	5.75	6/1/17	30,000	31,518
CVS Health, Sr. Unscd. Notes	2.80	7/20/20	680,000	706,844
CVS Health, Sr. Unscd. Notes	6.13	9/15/39	1,000,000	1,288,265
CVS Health, Sr. Unscd. Notes	5.13	7/20/45	480,000	563,203
Delphi Automotive, Gtd. Notes	4.25	1/15/26	750,000	796,396
Discovery Communications, Gtd. Notes	6.35	6/1/40	700,000	730,512
Dollar General, Sr. Unscd. Notes	1.88	4/15/18	1,000,000	1,009,340
Ford Motor, Sr. Unscd. Notes	4.75	1/15/43	500,000	521,786
General Motors, Sr. Unscd. Notes	6.60	4/1/36	345,000	404,864
General Motors, Sr. Unscd. Notes	5.20	4/1/45	340,000	340,740
Grupo Televisa, Sr. Unscd. Notes	5.00	5/13/45	750,000	708,427
Hasbro, Sr. Unscd. Notes	3.15	5/15/21	750,000	763,341
Home Depot, Sr. Unscd. Notes	2.00	4/1/21	720,000	729,201
Home Depot, Sr. Unscd. Notes	5.88	12/16/36	1,150,000	1,514,571
Home Depot, Sr. Unscd. Notes	5.40	9/15/40	437,000	546,130
Home Depot, Sr. Unscd. Notes	4.88	2/15/44	500,000	591,725
Interpublic Group, Sr. Unscd. Notes	4.20	4/15/24	500,000	524,259
Kohl's, Sr. Unscd. Notes	4.75	12/15/23	500,000	526,844

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Consumer Discretionary - 2.8% (continued)
Kroger, Sr. Unscd. Notes	3.30	1/15/21	300,000		317,387
Lowe's Cos., Sr. Unscd. Notes	3.88	9/15/23	500,000		553,935
Lowe's Cos., Sr. Unscd. Notes	3.13	9/15/24	1,500,000		1,587,534
Lowe's Cos., Sr. Unscd. Notes	4.38	9/15/45	500,000		562,330
Marriott International, Sr. Unscd. Notes	3.13	10/15/21	1,000,000		1,016,914
Massachusetts Institute of Technology, Unscd. Notes	5.60	11/15/40	190,000		250,196
Mattel, Sr. Unscd. Notes	2.35	5/6/19	500,000		508,033
McDonald's, Sr. Unscd. Notes	5.35	3/1/18	1,050,000		1,130,103
McDonald's, Sr. Unscd. Notes	2.75	12/9/20	585,000		607,882
McDonald's, Sr. Unscd. Notes	3.70	1/30/26	515,000		552,559
McDonald's, Sr. Unscd. Notes	4.70	12/9/35	485,000		529,923
McDonald's, Sr. Unscd. Notes	4.88	12/9/45	465,000		527,624
McGraw Hill Financial, Gtd. Notes	4.40	2/15/26	230,000		255,231
NBCUniversal Media, Gtd. Notes	5.15	4/30/20	1,500,000		1,706,788
Newell Rubbermaid, Sr. Unscd. Notes	2.60	3/29/19	500,000		511,920
Newell Rubbermaid, Sr. Unscd. Notes	2.88	12/1/19	500,000		513,478
Newell Rubbermaid, Sr. Unscd. Notes	3.15	4/1/21	500,000		518,456
Newell Rubbermaid, Sr. Unscd. Notes	5.50	4/1/46	500,000		557,550
Nike, Sr. Unscd. Notes	2.25	5/1/23	300,000		306,192
Nike, Sr. Unscd. Notes	3.63	5/1/43	300,000		305,643
Nordstrom, Sr. Unscd. Bonds	4.75	5/1/20	500,000		540,367
Omnicom Group, Gtd. Notes	3.63	5/1/22	500,000		531,264
Philip Morris International, Sr. Unscd. Notes	2.50	8/22/22	1,100,000		1,125,269
Procter & Gamble, Sr. Unscd. Notes	5.55	3/5/37	300,000		399,058
QVC, Sr. Scd. Notes	5.45	8/15/34	500,000		447,287
Signet UK Finance, Gtd. Bonds	4.70	6/15/24	500,000		493,468
Stanley Black & Decker, Gtd. Notes	3.40	12/1/21	400,000		422,828
Staples, Sr. Unscd. Notes	4.38	1/12/23	250,000	[b]	248,080

10

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Consumer Discretionary - 2.8% (continued)
Starbucks, Sr. Unscd. Notes	4.30	6/15/45	500,000		563,112
Target, Sr. Unscd. Notes	5.38	5/1/17	400,000		417,905
Target, Sr. Unscd. Notes	2.30	6/26/19	1,000,000		1,033,856
Target, Sr. Unscd. Notes	2.50	4/15/26	750,000		751,252
Target, Sr. Unscd. Notes	7.00	1/15/38	228,000		337,728
Thomson Reuters, Gtd. Notes	6.50	7/15/18	800,000		880,709
Thomson Reuters, Sr. Unscd. Notes	3.95	9/30/21	300,000		318,131
Time Warner, Gtd. Notes	4.75	3/29/21	1,500,000		1,678,138
Time Warner, Gtd. Notes	7.63	4/15/31	1,100,000		1,450,622
Time Warner Cable, Gtd. Debs.	6.55	5/1/37	350,000		403,996
Time Warner Cable, Gtd. Debs.	7.30	7/1/38	495,000		610,351
Time Warner Cable, Gtd. Debs.	4.50	9/15/42	500,000		470,154
Time Warner Cable, Gtd. Notes	8.25	4/1/19	1,000,000		1,174,688
Time Warner Cos., Gtd. Debs.	6.95	1/15/28	325,000		412,157
University of Southern California, Sr. Unscd. Notes	5.25	2/15/41	40,000		48,781
Viacom, Sr. Unscd. Notes	2.75	12/15/19	655,000		662,099
Viacom, Sr. Unscd. Notes	6.88	4/30/36	235,000		253,084
Viacom, Sr. Unscd. Notes	4.38	3/15/43	1,250,000		993,736
Walgreens Boots Alliance, Gtd. Notes	1.75	11/17/17	300,000		301,590
Walgreens Boots Alliance, Gtd. Notes	3.30	11/18/21	400,000		415,650
Walgreens Boots Alliance, Gtd. Notes	4.50	11/18/34	400,000		400,546
Wal-Mart Stores, Sr. Unscd. Notes	3.63	7/8/20	1,600,000		1,742,477
Wal-Mart Stores, Sr. Unscd. Notes	5.25	9/1/35	600,000		750,982
Wal-Mart Stores, Sr. Unscd. Notes	6.50	8/15/37	635,000		890,511
Wal-Mart Stores, Sr. Unscd. Notes	4.30	4/22/44	1,000,000	[b]	1,126,464
Walt Disney, Sr. Unscd. Notes	2.30	2/12/21	500,000		516,785
Walt Disney, Sr. Unscd. Notes	3.75	6/1/21	500,000		549,122
Walt Disney, Sr. Unscd. Notes	3.00	2/13/26	500,000		529,492

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Consumer Discretionary - 2.8% (continued)
Walt Disney, Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000		215,235
WPP Finance 2010, Gtd. Notes	3.75	9/19/24	750,000		777,216
Wyndham Worldwide, Sr. Unscd. Notes	2.50	3/1/18	500,000		500,705
Wyndham Worldwide, Sr. Unscd. Notes	3.90	3/1/23	500,000		502,032
Xerox, Sr. Unscd. Notes	3.80	5/15/24	500,000	[b]	462,512
Yale University, Sr. Unscd. Notes	2.09	4/15/19	300,000		309,134
				71,856,537
Consumer Staples - 1.5%
Altria Group, Gtd. Notes	2.85	8/9/22	500,000		519,484
Altria Group, Gtd. Notes	4.00	1/31/24	230,000		254,689
Altria Group, Gtd. Notes	4.25	8/9/42	1,000,000		1,057,457
Anheuser-Busch, Gtd. Notes	5.50	1/15/18	145,000		155,623
Anheuser-Busch InBev Finance, Gtd. Notes	1.90	2/1/19	1,140,000		1,156,801
Anheuser-Busch InBev Finance, Gtd. Notes	2.65	2/1/21	1,799,063		1,848,928
Anheuser-Busch InBev Finance, Gtd. Notes	2.63	1/17/23	500,000		504,621
Anheuser-Busch InBev Finance, Gtd. Notes	3.70	2/1/24	1,000,000		1,073,048
Anheuser-Busch InBev Finance, Gtd. Notes	3.65	2/1/26	2,865,000		3,023,624
Anheuser-Busch InBev Finance, Gtd. Notes	4.70	2/1/36	1,090,000		1,194,374
Anheuser-Busch InBev Finance, Gtd. Notes	4.00	1/17/43	700,000		714,676
Anheuser-Busch InBev Finance, Gtd. Notes	4.90	2/1/46	1,315,000		1,494,945
Anheuser-Busch InBev Worldwide, Gtd. Notes	5.38	1/15/20	1,000,000		1,129,727
Archer-Daniels-Midland, Sr. Unscd. Notes	5.45	3/15/18	92,000		99,487
Campbell Soup, Sr. Unscd. Notes	3.30	3/19/25	750,000		782,395
Clorox, Sr. Unscd. Notes	3.80	11/15/21	200,000		214,344
Coca-Cola, Sr. Unscd. Notes	3.30	9/1/21	1,500,000		1,620,318
Coca-Cola Femsa, Gtd. Bonds	2.38	11/26/18	400,000		405,811
ConAgra Foods, Sr. Unscd. Notes	1.90	1/25/18	500,000		503,007
ConAgra Foods, Sr. Unscd. Notes	3.20	1/25/23	165,000		166,893
ConAgra Foods, Sr. Unscd. Notes	7.00	10/1/28	350,000		428,829

12

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Consumer Staples - 1.5% (continued)
Diageo Capital, Gtd. Notes	5.75	10/23/17	720,000		767,870
Diageo Investment, Gtd. Notes	4.25	5/11/42	500,000		540,341
Dr. Pepper Snapple Group, Gtd. Notes	6.82	5/1/18	200,000		221,419
JM Smucker, Gtd. Notes	1.75	3/15/18	400,000		402,732
JM Smucker, Gtd. Notes	2.50	3/15/20	500,000		511,029
Kellogg, Sr. Unscd. Notes	4.15	11/15/19	400,000		429,298
Kimberly-Clark, Sr. Unscd. Notes	3.70	6/1/43	500,000		522,060
Kraft Foods Group, Gtd. Notes	2.25	6/5/17	490,000		495,055
Kraft Foods Group, Gtd. Notes	3.50	6/6/22	490,000		520,634
Kraft Foods Group, Gtd. Notes	5.00	6/4/42	400,000		447,635
Kraft Heinz Foods, Gtd. Notes	2.80	7/2/20	390,000	[c]	401,719
Kraft Heinz Foods, Gtd. Notes	3.95	7/15/25	360,000	[c]	385,137
Kraft Heinz Foods, Gtd. Notes	6.75	3/15/32	525,000		651,642
Kraft Heinz Foods, Gtd. Notes	5.20	7/15/45	270,000	[c]	312,083
Kroger, Gtd. Notes	7.50	4/1/31	800,000		1,075,951
Mondelez International, Sr. Unscd. Notes	4.00	2/1/24	1,000,000		1,093,748
Mondelez International, Sr. Unscd. Notes	6.50	2/9/40	253,000		321,538
Pepsi Bottling Group, Gtd. Notes, Ser. B	7.00	3/1/29	800,000		1,116,806
PepsiCo, Sr. Unscd. Notes	7.90	11/1/18	1,000,000		1,165,362
PepsiCo, Sr. Unscd. Notes	2.15	10/14/20	810,000		833,068
PepsiCo, Sr. Unscd. Notes	3.50	7/17/25	500,000		543,285
PepsiCo, Sr. Unscd. Notes	4.88	11/1/40	500,000		582,390
PepsiCo, Sr. Unscd. Notes	4.45	4/14/46	210,000		234,986
Philip Morris International, Sr. Unscd. Notes	5.65	5/16/18	760,000		830,114
Philip Morris International, Sr. Unscd. Notes	4.50	3/20/42	650,000		718,758
Procter & Gamble, Sr. Unscd. Bonds	6.45	1/15/26	1,046,000		1,398,720
Reynolds American, Gtd. Notes	2.30	6/12/18	510,000		520,203
Reynolds American, Gtd. Notes	4.85	9/15/23	650,000		741,018

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Consumer Staples - 1.5% (continued)
Reynolds American, Gtd. Notes	5.70	8/15/35	240,000		287,353
Reynolds American, Gtd. Notes	5.85	8/15/45	510,000		628,412
Sysco, Gtd. Notes	5.38	9/21/35	350,000		404,598
Tyson Foods, Gtd. Bonds	5.15	8/15/44	500,000		574,459
				38,028,504
Energy - 2.5%
Anadarko Petroleum, Sr. Unscd. Notes	3.45	7/15/24	1,000,000		942,205
Anadarko Petroleum, Sr. Unscd. Notes	6.45	9/15/36	150,000		162,297
Apache, Sr. Unscd. Notes	6.00	1/15/37	380,000		411,596
Apache, Sr. Unscd. Notes	4.75	4/15/43	1,000,000		981,587
Baker Hughes, Sr. Unscd. Notes, Ser. WI	3.20	8/15/21	1,000,000		1,032,030
BP Capital Markets, Gtd. Notes	1.85	5/5/17	1,250,000		1,259,087
BP Capital Markets, Gtd. Notes	3.25	5/6/22	1,200,000		1,237,367
BP Capital Markets, Gtd. Notes	2.50	11/6/22	800,000		796,199
Buckeye Partners, Sr. Unscd. Notes	2.65	11/15/18	250,000		250,897
Cameron International, Sr. Unscd. Notes	1.40	6/15/17	500,000		498,091
Canadian Natural Resources, Sr. Unscd. Notes	3.90	2/1/25	500,000		473,504
Canadian Natural Resources, Sr. Unscd. Notes	6.25	3/15/38	430,000		434,457
Chevron, Sr. Unscd. Notes	1.72	6/24/18	1,000,000		1,009,859
Chevron, Sr. Unscd. Notes	1.79	11/16/18	675,000		683,851
Chevron, Sr. Unscd. Notes	2.42	11/17/20	640,000		658,985
Chevron, Sr. Unscd. Notes	3.19	6/24/23	400,000		419,652
Chevron, Sr. Unscd. Notes	3.33	11/17/25	165,000	[b]	175,135
CNOOC Finance 2013, Gtd. Notes	3.00	5/9/23	500,000		486,096
Columbia Pipeline Group, Gtd. Notes	3.30	6/1/20	1,000,000	[c]	1,013,680
ConocoPhillips, Gtd. Notes	2.20	5/15/20	1,000,000	[b]	1,001,621
ConocoPhillips, Gtd. Notes	4.20	3/15/21	500,000		534,945
ConocoPhillips, Gtd. Notes	2.40	12/15/22	1,000,000		972,023
ConocoPhillips, Gtd. Notes	4.95	3/15/26	500,000		553,759

14

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Energy - 2.5% (continued)
ConocoPhillips, Gtd. Notes	4.15	11/15/34	750,000	721,609
ConocoPhillips, Gtd. Notes	6.50	2/1/39	500,000	622,402
ConocoPhillips, Gtd. Notes	5.95	3/15/46	500,000	607,838
ConocoPhillips Holding, Sr. Unscd. Notes	6.95	4/15/29	125,000	150,767
Devon Energy, Sr. Unscd. Notes	5.60	7/15/41	650,000	574,768
Devon Financing, Gtd. Debs.	7.88	9/30/31	275,000	295,092
Enable Midstream Partners, Sr. Unscd. Notes	5.00	5/15/44	500,000	374,058
Enbridge Energy Partners, Sr. Unscd. Notes	5.88	10/15/25	500,000	527,703
Enbridge Energy Partners, Sr. Unscd. Notes	5.50	9/15/40	720,000	637,995
Energy Transfer Partners, Sr. Unscd. Notes	3.60	2/1/23	1,000,000	916,968
Energy Transfer Partners, Sr. Unscd. Notes	4.90	2/1/24	500,000	479,852
Energy Transfer Partners, Sr. Unscd. Notes	5.15	2/1/43	500,000	424,937
Enterprise Products Operating, Gtd. Bonds, Ser. L	6.30	9/15/17	1,000,000	1,062,316
Enterprise Products Operating, Gtd. Notes	3.35	3/15/23	600,000	610,083
Enterprise Products Operating, Gtd. Notes	3.70	2/15/26	200,000	203,831
Enterprise Products Operating, Gtd. Notes	4.45	2/15/43	750,000	718,964
Enterprise Products Operating, Gtd. Notes	4.90	5/15/46	1,000,000	1,016,130
EOG Resources, Sr. Unscd. Notes	3.90	4/1/35	750,000	717,551
Exxon Mobil, Sr. Unscd. Notes	1.44	3/1/18	500,000	504,950
Exxon Mobil, Sr. Unscd. Notes	1.71	3/1/19	1,065,000	1,080,103
Exxon Mobil, Sr. Unscd. Notes	2.22	3/1/21	500,000	509,730
Exxon Mobil, Sr. Unscd. Notes	3.04	3/1/26	500,000	518,496
Exxon Mobil, Sr. Unscd. Notes	4.11	3/1/46	500,000	534,071
Halliburton, Sr. Unscd. Bonds	6.15	9/15/19	1,200,000	1,356,890
Halliburton, Sr. Unscd. Bonds	3.80	11/15/25	415,000	428,501
Halliburton, Sr. Unscd. Bonds	4.85	11/15/35	390,000	398,727
Halliburton, Sr. Unscd. Bonds	5.00	11/15/45	475,000	487,726
Hess, Sr. Unscd. Bonds	8.13	2/15/19	1,200,000	1,349,797

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Energy - 2.5% (continued)
Hess, Sr. Unscd. Bonds	7.88	10/1/29	175,000	198,645
Kerr-McGee, Gtd. Notes	6.95	7/1/24	600,000	665,227
Kinder Morgan, Gtd. Notes	5.30	12/1/34	1,000,000	917,116
Kinder Morgan Energy Partners, Gtd. Notes	4.15	3/1/22	1,000,000	986,870
Kinder Morgan Energy Partners, Gtd. Notes	3.50	9/1/23	500,000	470,746
Kinder Morgan Energy Partners, Gtd. Notes	7.40	3/15/31	350,000	372,995
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/43	300,000	260,174
Marathon Oil, Sr. Unscd. Notes	5.90	3/15/18	500,000	524,331
Marathon Oil, Sr. Unscd. Notes	6.60	10/1/37	550,000	528,365
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/44	500,000	419,403
Nexen Energy, Gtd. Notes	5.88	3/10/35	125,000	137,767
Noble Energy, Sr. Unscd. Notes	4.15	12/15/21	539,000	550,704
Noble Energy, Sr. Unscd. Notes	3.90	11/15/24	1,000,000	996,036
Occidental Petroleum, Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000	1,845,205
ONEOK Partners, Gtd. Notes	5.00	9/15/23	500,000	503,145
ONEOK Partners, Gtd. Notes	6.85	10/15/37	60,000	57,863
Phillips 66, Gtd. Notes	2.95	5/1/17	590,000	601,169
Phillips 66, Gtd. Notes	4.88	11/15/44	202,000	219,219
Pioneer Natural Resources, Sr. Unscd. Notes	3.95	7/15/22	1,000,000	1,037,654
Plains All American Pipeline, Sr. Unscd. Notes	3.85	10/15/23	750,000	699,437
Regency Energy Partners, Gtd. Notes	4.50	11/1/23	750,000	700,511
Shell International Finance, Gtd. Notes	4.30	9/22/19	1,600,000	1,741,102
Shell International Finance, Gtd. Notes	3.25	5/11/25	560,000	579,891
Shell International Finance, Gtd. Notes	4.13	5/11/35	260,000	276,749
Shell International Finance, Gtd. Notes	6.38	12/15/38	500,000	651,382
Shell International Finance, Gtd. Notes	4.38	5/11/45	620,000	661,577
Spectra Energy Capital, Gtd. Notes	8.00	10/1/19	225,000	258,644
Spectra Energy Partners, Sr. Unscd. Notes	5.95	9/25/43	400,000	444,397

16

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Energy - 2.5% (continued)
Statoil, Gtd. Notes	5.25	4/15/19	1,600,000		1,764,067
Statoil, Gtd. Notes	2.65	1/15/24	1,000,000		996,251
Statoil, Gtd. Notes	6.80	1/15/28	350,000		444,460
Suncor Energy, Sr. Unscd. Notes	6.50	6/15/38	950,000		1,122,065
Sunoco Logistics Partners Operations, Gtd. Notes	3.45	1/15/23	200,000		188,036
Sunoco Logistics Partners Operations, Gtd. Notes	4.95	1/15/43	200,000		173,849
Tennessee Gas Pipeline, Gtd. Debs.	7.00	10/15/28	390,000		409,198
Tennessee Gas Pipeline, Gtd. Debs.	7.63	4/1/37	70,000		73,330
Total Capital, Gtd. Notes	2.13	8/10/18	1,500,000		1,525,246
Total Capital, Gtd. Notes	4.45	6/24/20	1,400,000		1,542,451
Total Capital International, Gtd. Notes	2.75	6/19/21	500,000		518,371
Total Capital International, Gtd. Notes	3.75	4/10/24	340,000	[b]	366,589
TransCanada Pipelines, Sr. Unscd. Notes	3.75	10/16/23	500,000		513,544
TransCanada Pipelines, Sr. Unscd. Notes	5.85	3/15/36	200,000		220,141
TransCanada Pipelines, Sr. Unscd. Notes	6.20	10/15/37	75,000		85,485
TransCanada Pipelines, Sr. Unscd. Notes	7.63	1/15/39	660,000		853,431
Valero Energy, Gtd. Notes	7.50	4/15/32	170,000		203,095
Valero Energy, Sr. Unscd. Notes	6.63	6/15/37	615,000		693,187
Williams Partners, Sr. Unscd. Notes	4.13	11/15/20	1,000,000		942,393
Williams Partners, Sr. Unscd. Notes	4.00	9/15/25	100,000		87,774
Williams Partners, Sr. Unscd. Notes	6.30	4/15/40	800,000		745,506
XTO Energy, Gtd. Notes	6.75	8/1/37	625,000		880,299
				65,475,870
Financials - 9.0%
Abbey National Treasury Service, Gtd. Notes	3.05	8/23/18	800,000		825,159
Abbey National Treasury Service, Gtd. Notes	2.38	3/16/20	750,000		754,519
Ace Ina Holdings, Gtd. Notes	3.35	5/15/24	250,000		264,087
AEP Texas Central Transition Funding, Sr. Scd. Bonds, Ser. A-4	5.17	1/1/20	169,654		175,782
Affiliated Managers Group, Sr. Unscd. Notes	3.50	8/1/25	500,000		490,838

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Financials - 9.0% (continued)
Aflac, Sr. Unscd. Notes	3.63	6/15/23	600,000		635,512
Air Lease, Sr. Unscd. Notes	2.13	1/15/18	500,000		495,000
Air Lease, Sr. Unscd. Notes	3.38	1/15/19	350,000	[b]	353,791
Air Lease, Sr. Unscd. Notes	3.75	2/1/22	100,000		101,148
Alexandria Real Estate Equities, Gtd. Notes	2.75	1/15/20	500,000		498,709
Allstate, Sub. Debs.	5.75	8/15/53	300,000	[a]	309,188
American Express, Sr. Unscd. Notes	6.15	8/28/17	700,000		743,200
American Express, Sr. Unscd. Notes	7.00	3/19/18	500,000		548,943
American Express, Sr. Unscd. Notes	1.55	5/22/18	1,750,000		1,754,977
American Express, Sub. Notes	3.63	12/5/24	500,000		502,896
American Express Credit, Sr. Unscd. Notes	1.55	9/22/17	500,000		502,079
American Express Credit, Sr. Unscd. Notes	2.25	8/15/19	750,000		763,061
American Honda Finance, Sr. Unscd. Bonds	2.15	3/13/20	750,000		764,519
American International Group, Sr. Unscd. Notes	4.88	6/1/22	1,400,000		1,538,725
American International Group, Sr. Unscd. Notes	3.90	4/1/26	750,000		765,692
American International Group, Sr. Unscd. Notes	3.88	1/15/35	500,000		465,128
American International Group, Sr. Unscd. Notes	4.80	7/10/45	480,000		488,105
American Tower, Sr. Unscd. Notes	4.50	1/15/18	500,000		522,884
American Tower, Sr. Unscd. Notes	3.40	2/15/19	580,000		598,671
AON, Gtd. Notes	4.60	6/14/44	1,000,000		1,003,996
Australia & New Zealand Banking Group, Sr. Unscd. Bonds	1.25	6/13/17	1,000,000		1,000,546
AvalonBay Communities, Sr. Unscd. Notes	4.20	12/15/23	750,000		817,378
AXA, Sub. Bonds	8.60	12/15/30	165,000		221,973
Bank of America, Sr. Unscd. Bonds	2.63	4/19/21	1,110,000		1,118,697
Bank of America, Sr. Unscd. Notes	6.40	8/28/17	1,665,000		1,767,219
Bank of America, Sr. Unscd. Notes	5.65	5/1/18	965,000		1,036,791
Bank of America, Sr. Unscd. Notes	1.95	5/12/18	1,000,000		1,003,572
Bank of America, Sr. Unscd. Notes	1.75	6/5/18	500,000		502,121

18

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Financials - 9.0% (continued)
Bank of America, Sr. Unscd. Notes	5.63	7/1/20	800,000	899,831
Bank of America, Sr. Unscd. Notes	3.30	1/11/23	1,000,000	1,017,801
Bank of America, Sr. Unscd. Notes	4.13	1/22/24	1,000,000	1,061,949
Bank of America, Sr. Unscd. Notes	5.00	1/21/44	500,000	559,500
Bank of America, Sr. Unscd. Notes, Ser. L	2.60	1/15/19	400,000	407,218
Bank of America, Sr. Unscd. Notes, Ser. L	3.50	4/19/26	1,030,000	1,043,219
Bank of America, Sub. Notes	4.20	8/26/24	800,000	816,158
Bank of America, Sub. Notes	4.75	4/21/45	500,000	502,260
Bank of America, Sub. Notes, Ser. L	3.95	4/21/25	900,000	900,472
Bank of Montreal, Sr. Unscd. Notes	1.80	7/31/18	500,000	502,437
Bank of Nova Scotia, Sr. Unscd. Notes	1.30	7/21/17	1,000,000	1,001,939
Bank of Nova Scotia, Sr. Unscd. Notes	2.80	7/21/21	1,000,000	1,027,140
Bank of Nova Scotia, Sub. Notes	4.50	12/16/25	1,000,000	1,032,576
Barclays, Sr. Unscd. Notes	3.65	3/16/25	750,000	721,395
Barclays, Sr. Unscd. Notes	4.38	1/12/26	200,000	202,215
Barclays Bank, Sub. Notes	5.14	10/14/20	1,000,000	1,076,886
BB&T, Sr. Unscd. Notes	2.45	1/15/20	1,000,000	1,024,937
BB&T, Sub. Notes	4.90	6/30/17	150,000	156,052
Bear Stearns, Sr. Unscd. Notes	7.25	2/1/18	1,770,000	1,939,207
Berkshire Hathaway, Sr. Unscd. Notes	2.10	8/14/19	1,000,000	1,026,305
Berkshire Hathaway, Sr. Unscd. Notes	2.20	3/15/21	600,000	616,541
Berkshire Hathaway, Sr. Unscd. Notes	2.75	3/15/23	500,000	516,186
Berkshire Hathaway, Sr. Unscd. Notes	3.13	3/15/26	500,000	521,333
Berkshire Hathaway Finance, Gtd. Notes	1.70	3/15/19	500,000	507,236
Berkshire Hathaway Finance, Gtd. Notes	5.75	1/15/40	675,000	869,835
Blackrock, Sr. Unscd. Notes	3.50	3/18/24	500,000	532,420
Blackrock, Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000	559,709
BNP Paribas, Gtd. Notes	5.00	1/15/21	1,400,000	1,569,947

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Financials - 9.0% (continued)
Boston Properties, Sr. Unscd. Bonds	5.63	11/15/20	1,000,000		1,138,786
BPCE, Gtd. Notes	2.50	7/15/19	1,000,000		1,016,567
BPCE, Gtd. Notes	4.00	4/15/24	200,000		213,745
Branch Banking & Trust, Sr. Unscd. Notes	1.35	10/1/17	500,000		500,699
Brookfield Asset Management, Sr. Unscd. Notes	4.00	1/15/25	500,000	[b]	507,677
Capital One Financial, Sr. Unscd. Notes	2.45	4/24/19	1,000,000		1,012,194
Capital One Financial, Sr. Unscd. Notes	4.75	7/15/21	730,000		804,961
CBL & Associates, Gtd. Notes	5.25	12/1/23	200,000		192,801
Chubb, Sr. Unscd. Notes	6.00	5/11/37	540,000		704,809
Citigroup, Sr. Unscd. Notes	2.15	7/30/18	940,000		947,455
Citigroup, Sr. Unscd. Notes	2.40	2/18/20	1,250,000		1,260,974
Citigroup, Sr. Unscd. Notes	2.65	10/26/20	2,500,000		2,533,162
Citigroup, Sr. Unscd. Notes	3.75	6/16/24	1,000,000		1,043,356
Citigroup, Sr. Unscd. Notes	4.60	3/9/26	500,000		520,591
Citigroup, Sr. Unscd. Notes	6.63	1/15/28	100,000		125,455
Citigroup, Sr. Unscd. Notes	4.95	11/7/43	557,000		617,897
Citigroup, Sub. Notes	4.05	7/30/22	1,750,000		1,834,411
Citigroup, Sub. Notes	5.50	9/13/25	500,000		554,937
Citigroup, Sub. Notes	6.13	8/25/36	1,000,000		1,157,250
Citizens Bank, Sr. Unscd. Notes	2.45	12/4/19	1,000,000		1,008,248
CME Group, Sr. Unscd. Notes	3.00	3/15/25	500,000		509,517
Comerica, Sub. Notes	3.80	7/22/26	1,000,000		982,259
Commonwealth Bank of Australia, Sr. Unscd. Bonds	1.40	9/8/17	500,000		501,163
Commonwealth Bank of Australia, Sr. Unscd. Notes	2.50	9/20/18	650,000		664,685
Credit Suisse, Sr. Unscd. Notes	4.38	8/5/20	1,000,000		1,083,454
Credit Suisse, Sr. Unscd. Notes	3.63	9/9/24	500,000		519,125
Credit Suisse, Sub. Notes	6.00	2/15/18	1,000,000		1,065,477
Credit Suisse Group Funding, Gtd. Notes	3.13	12/10/20	500,000	[c]	501,387

20

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Financials - 9.0% (continued)
Credit Suisse Group Funding, Gtd. Notes	3.75	3/26/25	1,000,000		978,086
Credit Suisse Group Funding, Gtd. Notes	4.88	5/15/45	280,000		284,929
Daimler Finance North America, Gtd. Notes	8.50	1/18/31	200,000		316,932
DDR, Sr. Unscd. Notes	3.38	5/15/23	1,000,000		980,259
Deutsche Bank London, Sr. Unscd. Notes	2.50	2/13/19	1,000,000		1,005,881
Discover Bank, Sr. Unscd. Bonds	2.00	2/21/18	500,000		500,050
Discover Bank, Sr. Unscd. Notes	4.25	3/13/26	800,000		827,119
ERP Operating, Sr. Unscd. Notes	2.38	7/1/19	1,000,000		1,020,528
Federal Realty Investment, Sr. Unscd. Notes	4.50	12/1/44	750,000		794,121
Fidelity National Information Services, Gtd. Notes	2.00	4/15/18	500,000		501,633
Fidelity National Information Services, Sr. Unscd. Notes	3.63	10/15/20	450,000		471,285
Fidelity National Information Services, Sr. Unscd. Notes	5.00	10/15/25	350,000		387,156
Fifth Third Bancorp, Sr. Unscd. Notes	3.50	3/15/22	1,000,000		1,043,955
First American Financial, Sr. Unscd. Notes	4.60	11/15/24	500,000		509,032
First Republic Bank, Sr. Unscd. Bonds	2.38	6/17/19	500,000		500,900
First Tennessee Bank, Sr. Unscd. Notes	2.95	12/1/19	500,000		502,504
Fiserv, Gtd. Notes	4.63	10/1/20	400,000		431,319
Ford Motor Credit, Sr. Unscd. Notes	2.38	1/16/18	500,000		506,300
Ford Motor Credit, Sr. Unscd. Notes	2.24	6/15/18	1,070,000		1,077,718
Ford Motor Credit, Sr. Unscd. Notes	8.13	1/15/20	971,000		1,162,938
Ford Motor Credit, Sr. Unscd. Notes	3.20	1/15/21	750,000		773,486
Ford Motor Credit, Sr. Unscd. Notes	3.34	3/18/21	500,000		518,413
Ford Motor Credit, Sr. Unscd. Notes	4.38	8/6/23	1,250,000		1,352,956
GE Capital International Funding, Gtd. Notes	2.34	11/15/20	1,000,000	[c]	1,023,774
GE Capital International Funding, Gtd. Notes	4.42	11/15/35	2,500,000	[c]	2,750,712
General Electric Capital, Gtd. Bonds	5.63	9/15/17	1,000,000		1,063,837
General Electric Capital, Gtd. Bonds	2.20	1/9/20	500,000		513,615
General Electric Capital, Gtd. Notes	5.63	5/1/18	1,335,000		1,456,590

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Financials - 9.0% (continued)
General Electric Capital, Gtd. Notes	5.55	5/4/20	500,000	576,532
General Electric Capital, Gtd. Notes	4.65	10/17/21	1,400,000	1,592,415
General Electric Capital, Gtd. Notes	3.10	1/9/23	1,000,000	1,062,721
General Electric Capital, Gtd. Notes, Ser. A	6.75	3/15/32	1,250,000	1,730,537
General Motors Financial, Gtd. Notes	2.40	4/10/18	910,000	916,056
General Motors Financial, Gtd. Notes	3.20	7/13/20	500,000	507,568
General Motors Financial, Gtd. Notes	4.38	9/25/21	500,000	529,345
General Motors Financial, Gtd. Notes	4.30	7/13/25	500,000	516,206
Goldman Sachs Group, Sr. Unscd. Notes	6.25	9/1/17	190,000	201,703
Goldman Sachs Group, Sr. Unscd. Notes	5.95	1/18/18	1,000,000	1,070,370
Goldman Sachs Group, Sr. Unscd. Notes	6.15	4/1/18	680,000	735,083
Goldman Sachs Group, Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,148,501
Goldman Sachs Group, Sr. Unscd. Notes	2.55	10/23/19	1,000,000	1,016,093
Goldman Sachs Group, Sr. Unscd. Notes	5.38	3/15/20	1,000,000	1,112,434
Goldman Sachs Group, Sr. Unscd. Notes	2.60	4/23/20	500,000	506,559
Goldman Sachs Group, Sr. Unscd. Notes	2.75	9/15/20	500,000	508,012
Goldman Sachs Group, Sr. Unscd. Notes	3.63	1/22/23	1,000,000	1,037,867
Goldman Sachs Group, Sr. Unscd. Notes	3.75	5/22/25	1,000,000	1,029,633
Goldman Sachs Group, Sr. Unscd. Notes	6.13	2/15/33	475,000	583,244
Goldman Sachs Group, Sr. Unscd. Notes	6.25	2/1/41	1,000,000	1,277,821
Goldman Sachs Group, Sub. Notes	4.25	10/21/25	130,000	132,997
Goldman Sachs Group, Sub. Notes	6.75	10/1/37	1,500,000	1,823,980
Goldman Sachs Group, Sub. Notes	5.15	5/22/45	750,000	774,118
HCP, Sr. Unscd. Notes	4.25	11/15/23	400,000	408,368
HCP, Sr. Unscd. Notes	4.20	3/1/24	750,000	760,098
Health Care REIT, Sr. Unscd. Notes	4.95	1/15/21	600,000	658,963
Host Hotels & Resorts, Sr. Unscd. Notes	6.00	10/1/21	500,000	564,228
HSBC Holdings, Sr. Unscd. Notes	3.40	3/8/21	600,000	621,889

22

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Financials - 9.0% (continued)
HSBC Holdings, Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,665,288
HSBC Holdings, Sr. Unscd. Notes	4.30	3/8/26	600,000	630,712
HSBC Holdings, Sub. Notes	4.25	3/14/24	500,000	512,068
HSBC Holdings, Sub. Notes	6.50	5/2/36	1,350,000	1,640,263
HSBC Holdings, Sub. Notes	6.50	9/15/37	555,000	671,774
Industrial & Commercial Bank of China, Sr. Unscd. Notes	2.35	11/13/17	500,000	504,051
Industrial & Commercial Bank of China, Sr. Unscd. Notes	2.91	11/13/20	750,000	764,845
Intercontinental Exchange Group, Gtd. Notes	4.00	10/15/23	350,000	371,204
Intesa Sanpaolo, Gtd. Bonds	5.25	1/12/24	400,000	436,951
Invesco Finance, Gtd. Notes	4.00	1/30/24	250,000	269,082
Jefferies Group, Sr. Unscd. Debs.	6.45	6/8/27	35,000	37,599
Jefferies Group, Sr. Unscd. Notes	5.13	1/20/23	500,000	523,579
John Deere Capital, Sr. Unscd. Notes	1.13	6/12/17	115,000	115,366
John Deere Capital, Sr. Unscd. Notes	1.55	12/15/17	750,000	758,481
John Deere Capital, Sr. Unscd. Notes	1.35	1/16/18	400,000	402,441
John Deere Capital, Sr. Unscd. Notes	3.15	10/15/21	1,900,000	2,003,886
JPMorgan Chase & Co., Sr. Unscd. Bonds	6.00	1/15/18	500,000	537,327
JPMorgan Chase & Co., Sr. Unscd. Notes	1.85	3/22/19	1,000,000	1,004,483
JPMorgan Chase & Co., Sr. Unscd. Notes	6.30	4/23/19	1,500,000	1,690,920
JPMorgan Chase & Co., Sr. Unscd. Notes	4.25	10/15/20	500,000	541,170
JPMorgan Chase & Co., Sr. Unscd. Notes	3.20	1/25/23	1,000,000	1,028,388
JPMorgan Chase & Co., Sr. Unscd. Notes	3.13	1/23/25	1,500,000	1,505,749
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	7/15/25	750,000	795,756
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/26	1,000,000	1,013,873
JPMorgan Chase & Co., Sr. Unscd. Notes	6.40	5/15/38	650,000	880,244
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	2/1/44	1,150,000	1,329,775
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/24	1,000,000	1,035,117
JPMorgan Chase & Co., Sub. Notes	4.13	12/15/26	500,000	522,922

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Financials - 9.0% (continued)
JPMorgan Chase Bank, Sub. Notes	6.00	10/1/17	150,000	159,341
KeyBank, Sr. Unscd. Notes	3.30	6/1/25	400,000	414,088
KeyBank, Sub. Notes	6.95	2/1/28	100,000	124,081
Kimco Realty, Sr. Unscd. Notes	3.20	5/1/21	250,000	257,222
Kimco Realty, Sr. Unscd. Notes	3.13	6/1/23	250,000	249,066
Lazard Group, Sr. Unscd. Notes	4.25	11/14/20	250,000	262,655
Legg Mason, Sr. Unscd. Notes	5.63	1/15/44	400,000	399,779
Lexington Realty Trust, Gtd. Notes	4.40	6/15/24	500,000	505,107
Lincoln National, Sr. Unscd. Notes	6.15	4/7/36	575,000	647,727
Lloyds Bank, Gtd. Notes	1.75	3/16/18	500,000	499,672
Lloyds Bank, Gtd. Notes	2.05	1/22/19	1,500,000	1,507,048
Lloyds Bank, Gtd. Notes	2.35	9/5/19	500,000	505,192
Lloyds Bank, Gtd. Notes	2.40	3/17/20	500,000	506,246
Loews, Sr. Unscd. Notes	2.63	5/15/23	250,000	248,344
Manufacturers & Traders Trust Co., Sr. Unscd. Notes	2.10	2/6/20	500,000	500,374
Marsh & McLennan Cos., Sr. Unscd. Notes	2.35	3/6/20	500,000	506,573
Marsh & McLennan Cos., Sr. Unscd. Notes	5.88	8/1/33	275,000	327,295
Mastercard, Sr. Unscd. Notes	2.00	4/1/19	500,000	511,383
Merrill Lynch & Co., Sr. Unscd. Notes	6.88	4/25/18	2,640,000	2,896,296
Merrill Lynch & Co., Sr. Unscd. Notes	6.88	11/15/18	150,000	168,145
MetLife, Sr. Unscd. Debs.	1.90	12/15/17	1,000,000	1,008,801
MetLife, Sr. Unscd. Notes	3.60	4/10/24	250,000	263,146
MetLife, Sr. Unscd. Notes	6.38	6/15/34	700,000	880,218
MetLife, Sr. Unscd. Notes	4.05	3/1/45	750,000	720,217
Mid-America Apartments, Sr. Unscd. Notes	4.30	10/15/23	400,000	424,783
Morgan Stanley, Sr. Unscd. Bonds	3.88	1/27/26	1,000,000	1,039,738
Morgan Stanley, Sr. Unscd. Notes	6.63	4/1/18	1,200,000	1,309,644
Morgan Stanley, Sr. Unscd. Notes	2.13	4/25/18	1,000,000	1,009,392

24

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Financials - 9.0% (continued)
Morgan Stanley, Sr. Unscd. Notes	7.30	5/13/19	1,300,000		1,498,266
Morgan Stanley, Sr. Unscd. Notes	5.50	1/26/20	1,000,000		1,112,249
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/23	500,000		521,916
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/25	500,000		527,064
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/32	300,000		407,328
Morgan Stanley, Sr. Unscd. Notes	6.38	7/24/42	700,000		928,296
Morgan Stanley, Sub. Notes	4.10	5/22/23	1,000,000		1,035,477
Morgan Stanley, Sub. Notes	3.95	4/23/27	1,000,000		1,000,743
MUFG Americas Holdings Corp., Sr. Unscd. Notes	1.63	2/9/18	500,000		498,529
MUFG Union Bank, Sr. Unscd. Notes	2.63	9/26/18	500,000		508,952
Nasdaq, Sr. Unscd. Notes	4.25	6/1/24	500,000		517,380
National Australia Bank, Sr. Unscd. Notes	2.63	7/23/20	260,000	[b]	267,100
National Australia Bank, Sr. Unscd. Notes	2.63	1/14/21	500,000		511,888
National City, Sub. Notes	6.88	5/15/19	600,000		679,049
National Retail Properties, Sr. Unscd. Notes	3.90	6/15/24	500,000		516,633
National Rural Utilities Cooperative Finance, Coll. Trust Bonds	5.45	2/1/18	1,100,000		1,178,418
Nomura Holdings, Sr. Unscd. Notes	6.70	3/4/20	700,000		806,055
Northern Trust, Sub. Notes	3.95	10/30/25	846,000		924,681
Omega Healthcare Investors, Gtd. Notes	4.50	1/15/25	300,000		292,932
PartnerRe Finance, Gtd. Notes	5.50	6/1/20	159,000		174,750
PNC Bank, Sr. Unscd. Notes	2.60	7/21/20	1,000,000		1,028,070
PNC Bank, Sub. Notes	3.80	7/25/23	1,000,000		1,059,760
Principal Financial Group, Gtd. Notes	6.05	10/15/36	225,000		268,839
ProAssurance, Sr. Unscd. Notes	5.30	11/15/23	350,000		372,443
Progressive, Sr. Unscd. Notes	6.63	3/1/29	100,000		129,718
Progressive, Sr. Unscd. Notes	4.35	4/25/44	500,000		542,388
Prudential Financial, Sr. Unscd. Notes	4.60	5/15/44	2,000,000		2,056,806

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Financials - 9.0% (continued)
Rabobank Nederland, Gtd. Notes	2.50	1/19/21	1,500,000	1,524,256
Rabobank Nederland, Gtd. Notes	3.95	11/9/22	1,000,000	1,030,420
Rabobank Nederland, Gtd. Notes	5.25	5/24/41	500,000	605,336
Realty Income, Sr. Unscd. Notes	2.00	1/31/18	200,000	201,205
Realty Income, Sr. Unscd. Notes	3.88	7/15/24	500,000	511,367
Regency Centers, Gtd. Notes	5.88	6/15/17	145,000	151,683
Regions Financial, Sr. Unscd. Notes	2.00	5/15/18	585,000	584,492
Reinsurance Group of America, Sr. Unscd. Notes	4.70	9/15/23	350,000	370,893
Royal Bank of Canada, Sr. Unscd. Bonds	1.25	6/16/17	500,000	500,168
Royal Bank of Canada, Sr. Unscd. Bonds	2.15	3/6/20	750,000	761,672
Royal Bank of Canada, Sr. Unscd. Notes	1.40	10/13/17	1,000,000	1,003,306
Royal Bank of Canada, Sr. Unscd. Notes	1.80	7/30/18	250,000	251,961
Royal Bank of Canada, Sr. Unscd. Notes	2.00	12/10/18	500,000	506,524
Santander Bank, Sr. Unscd. Notes	2.00	1/12/18	500,000	498,190
Santander UK Group Holdings, Sr. Unscd. Notes	2.88	10/16/20	1,000,000	997,238
Simon Property Group, Sr. Unscd. Notes	2.20	2/1/19	500,000	510,499
Simon Property Group, Sr. Unscd. Notes	2.50	7/15/21	1,500,000	1,543,873
Simon Property Group, Sr. Unscd. Notes	6.75	2/1/40	500,000	696,490
State Street, Sr. Unscd. Notes	2.55	8/18/20	310,000	319,565
State Street, Sr. Unscd. Notes	3.70	11/20/23	250,000	272,379
State Street, Sr. Unscd. Notes	3.55	8/18/25	290,000	312,071
State Street Bank & Trust, Sub. Notes	5.25	10/15/18	200,000	216,047
Sumitomo Mitsui Banking, Gtd. Bonds	3.00	1/18/23	290,000	293,417
Sumitomo Mitsui Banking, Gtd. Notes	1.35	7/11/17	500,000	499,532
Sumitomo Mitsui Banking, Gtd. Notes	1.50	1/18/18	390,000	388,942
Sumitomo Mitsui Banking, Gtd. Notes	3.40	7/11/24	500,000	518,692
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	3.78	3/9/26	1,000,000	1,046,369
SunTrust Bank, Sr. Unscd. Notes	2.75	5/1/23	500,000	493,572

26

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Financials - 9.0% (continued)
SunTrust Banks, Sr. Unscd. Notes	2.35	11/1/18	500,000		506,942
Svenska Handelsbanken, Gtd. Notes	2.25	6/17/19	1,000,000		1,019,757
Synchrony Financial, Sr. Unscd. Notes	4.25	8/15/24	1,000,000	[b]	1,028,737
Tanger Properties, Sr. Unscd. Notes	3.75	12/1/24	500,000		507,370
TD Ameritrade Holding, Sr. Unscd. Notes	2.95	4/1/22	500,000		514,281
Toronto-Dominion Bank, Sr. Unscd. Bonds	2.63	9/10/18	750,000		769,981
Toronto-Dominion Bank, Sr. Unscd. Notes	1.63	3/13/18	1,000,000		1,004,907
Toronto-Dominion Bank, Sr. Unscd. Notes	2.50	12/14/20	500,000		510,665
Toyota Motor Credit, Sr. Unscd. Bonds	1.70	2/19/19	500,000		505,084
Toyota Motor Credit, Sr. Unscd. Notes	1.13	5/16/17	500,000		501,341
Toyota Motor Credit, Sr. Unscd. Notes	1.45	1/12/18	500,000		502,657
Toyota Motor Credit, Sr. Unscd. Notes	2.15	3/12/20	500,000		510,563
Toyota Motor Credit, Sr. Unscd. Notes	2.63	1/10/23	1,000,000		1,020,049
Travelers Cos., Sr. Unscd. Notes	5.90	6/2/19	500,000		563,594
Travelers Cos., Sr. Unscd. Notes	3.90	11/1/20	1,000,000		1,085,081
Trinity Acquisition, Gtd. Notes	3.50	9/15/21	500,000		510,811
U.S. Bancorp, Sr. Unscd. Notes	3.00	3/15/22	1,400,000		1,465,360
UBS AG Stamford, Sr. Unscd. Notes	1.38	8/14/17	500,000		499,485
UBS AG Stamford, Sr. Unscd. Notes	1.80	3/26/18	1,000,000		1,004,133
Unilever Capital, Gtd. Notes	2.20	3/6/19	500,000		514,699
Unilever Capital, Gtd. Notes	5.90	11/15/32	250,000		337,600
Ventas Realty, Gtd. Notes	2.70	4/1/20	1,000,000		1,008,441
Visa, Sr. Unscd. Notes	2.20	12/14/20	740,000		759,617
Visa, Sr. Unscd. Notes	3.15	12/14/25	710,000		745,296
Visa, Sr. Unscd. Notes	4.15	12/14/35	270,000		294,322
Visa, Sr. Unscd. Notes	4.30	12/14/45	475,000		523,363
Voya Financial, Gtd. Notes	5.50	7/15/22	750,000		842,991
Wachovia, Sr. Unscd. Debs.	5.75	6/15/17	1,850,000		1,943,229

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Financials - 9.0% (continued)
Wachovia, Sr. Unscd. Notes	5.75	2/1/18	1,100,000	1,182,703
Weingarten Realty Investors, Sr. Unscd. Notes	3.38	10/15/22	250,000	248,717
Wells Fargo & Co, Sr. Unscd. Notes	3.55	9/29/25	500,000	524,520
Wells Fargo & Co., Sr. Unscd. Notes	1.15	6/2/17	950,000	950,832
Wells Fargo & Co., Sr. Unscd. Notes	5.63	12/11/17	840,000	897,458
Wells Fargo & Co., Sr. Unscd. Notes	1.50	1/16/18	500,000	502,277
Wells Fargo & Co., Sr. Unscd. Notes	2.15	1/15/19	1,250,000	1,271,690
Wells Fargo & Co., Sr. Unscd. Notes	3.00	2/19/25	980,000	984,231
Wells Fargo & Co., Sr. Unscd. Notes	3.00	4/22/26	1,000,000	998,788
Wells Fargo & Co., Sub. Notes	4.10	6/3/26	500,000	526,635
Wells Fargo & Co., Sub. Notes	5.38	11/2/43	500,000	570,914
Wells Fargo & Co., Sub. Notes	4.65	11/4/44	1,000,000	1,039,047
Wells Fargo & Co., Sub. Notes	4.90	11/17/45	500,000	541,937
Wells Fargo & Co., Sub. Notes, Ser. M	3.45	2/13/23	500,000	512,629
Westpac Banking, Sr. Unscd. Notes	4.88	11/19/19	700,000	774,598
Westpac Banking, Sr. Unscd. Notes	2.60	11/23/20	1,500,000	1,534,462
Westpac Banking, Sub. Bonds	4.63	6/1/18	500,000	525,402
Weyerhaeuser, Sr. Unscd. Debs.	7.38	3/15/32	500,000	623,959
XLIT, Gtd. Notes	6.38	11/15/24	1,400,000	1,661,414
				230,023,366
Foreign/Governmental - 4.6%
African Development Bank, Sr. Unscd. Notes	1.38	2/12/20	500,000	501,124
African Development Bank, Sr. Unscd. Notes	2.38	9/23/21	1,000,000	1,039,594
AID-Israel, Gtd. Bonds	5.50	9/18/23	450,000	556,969
Asian Development Bank, Sr. Unscd. Bonds	2.13	3/19/25	500,000	507,130
Asian Development Bank, Sr. Unscd. Notes	1.88	10/23/18	1,750,000	1,786,736
Asian Development Bank, Sr. Unscd. Notes	1.88	4/12/19	1,000,000	1,021,779
Asian Development Bank, Sr. Unscd. Notes	2.00	1/22/25	1,000,000	1,006,435
Canadian Government, Sr. Unscd. Bonds	1.63	2/27/19	1,000,000	1,017,387

28

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Foreign/Governmental - 4.6% (continued)
Chilean Government, Sr. Unscd. Notes	3.13	3/27/25	1,000,000	1,055,000
Colombian Government, Sr. Unscd. Bonds	8.13	5/21/24	500,000	632,000
Colombian Government, Sr. Unscd. Bonds	6.13	1/18/41	500,000	538,750
Colombian Government, Sr. Unscd. Bonds	5.00	6/15/45	500,000	478,750
Colombian Government, Sr. Unscd. Notes	7.38	3/18/19	1,500,000	1,710,000
Corporacion Andina de Fomento, Sr. Unscd. Notes	8.13	6/4/19	1,000,000	1,187,000
Council of Europe, Sr. Unscd. Notes	1.50	6/19/17	1,000,000	1,007,302
Council of Europe, Sr. Unscd. Notes	1.75	11/14/19	500,000	507,821
Ecopetrol, Sr. Unscd. Notes	7.38	9/18/43	1,000,000	930,625
European Bank for Reconstruction and Development, Sr. Unscd. Notes	1.75	6/14/19	500,000	508,381
European Investment Bank, Sr. Unscd. Bonds	5.13	5/30/17	2,700,000	2,822,804
European Investment Bank, Sr. Unscd. Bonds	1.00	8/17/17	2,000,000	2,004,260
European Investment Bank, Sr. Unscd. Bonds	2.88	9/15/20	2,000,000	2,121,430
European Investment Bank, Sr. Unscd. Notes	1.00	12/15/17	1,000,000	1,001,548
European Investment Bank, Sr. Unscd. Notes	1.25	5/15/18	750,000	754,362
European Investment Bank, Sr. Unscd. Notes	1.88	3/15/19	1,000,000	1,021,085
European Investment Bank, Sr. Unscd. Notes	1.25	5/15/19	2,560,000	2,564,204
European Investment Bank, Sr. Unscd. Notes	1.75	6/17/19	1,500,000	1,527,400
European Investment Bank, Sr. Unscd. Notes	2.00	3/15/21	1,500,000	1,536,339
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/25	1,000,000	991,512
Export Development Canada, Sr. Unscd. Bonds	1.75	8/19/19	400,000	407,172
Export-Import Bank of Korea, Sr. Unscd. Bonds	2.88	9/17/18	1,000,000	1,026,250
Export-Import Bank of Korea, Sr. Unscd. Notes	4.00	1/14/24	1,500,000	1,650,817
Finnish Government, Sr. Unscd. Bonds	6.95	2/15/26	25,000	34,326
FMS Wertmanagement, Gov't Gtd. Notes	1.75	3/17/20	750,000	758,991
Inter-American Development Bank, Sr. Unscd. Notes	0.88	3/15/18	500,000	499,902
Inter-American Development Bank, Sr. Unscd. Notes	3.88	9/17/19	2,000,000	2,172,090

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Foreign/Governmental - 4.6% (continued)
Inter-American Development Bank, Sr. Unscd. Notes	1.75	10/15/19	1,000,000		1,015,460
Inter-American Development Bank, Unscd. Notes	4.25	9/10/18	540,000		580,400
International Bank for Reconstruction and Development, Sr. Unscd. Bonds	7.63	1/19/23	700,000		959,893
International Bank for Reconstruction and Development, Sr. Unscd. Notes	0.63	5/2/17	1,500,000		1,496,425
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.13	7/18/17	500,000		503,199
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.00	11/15/17	2,540,000		2,544,905
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.38	4/10/18	500,000		503,721
International Bank for Reconstruction and Development, Sr. Unscd. Notes	0.88	7/19/18	1,325,000		1,323,557
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.00	10/5/18	730,000		730,338
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.88	3/15/19	500,000		511,306
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.88	10/7/22	350,000		352,583
International Bank for Reconstruction and Development, Sr. Unscd. Notes	1.75	4/19/23	2,000,000		1,997,126
International Bank for Reconstruction and Development, Sr. Unscd. Notes	2.50	7/29/25	1,000,000		1,042,974
International Finance, Sr. Unscd. Notes	2.13	11/17/17	2,100,000	[b]	2,140,089
Italian Government, Sr. Unscd. Notes	5.38	6/12/17	1,450,000		1,511,238
Japan Bank for International Cooperation, Gtd. Notes	1.88	4/20/21	490,000		488,663
Japan Bank for International Cooperation, Gtd. Notes	2.75	1/21/26	1,500,000		1,562,563
Japan Bank for International Cooperation, Gtd. Notes	2.38	4/20/26	500,000		501,951
KFW, Gov't Gtd. Bonds	4.50	7/16/18	3,600,000		3,869,669
KFW, Gov't Gtd. Bonds	4.00	1/27/20	2,500,000		2,742,052
KFW, Gov't Gtd. Bonds	2.50	11/20/24	500,000		522,521
KFW, Gov't Gtd. Notes	1.00	1/26/18	500,000		500,434

30

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Foreign/Governmental - 4.6% (continued)
KFW, Gov't Gtd. Notes	1.13	11/16/18	1,000,000		1,002,020
KFW, Gov't Gtd. Notes	1.50	2/6/19	1,000,000		1,011,959
KFW, Gov't Gtd. Notes	4.88	6/17/19	1,000,000		1,110,965
KFW, Gov't Gtd. Notes	1.75	10/15/19	1,000,000		1,017,099
KFW, Gov't Gtd. Notes	1.63	3/15/21	1,900,000	[b]	1,903,300
KFW, Gov't Gtd. Notes	2.00	5/2/25	1,100,000		1,101,111
Korea Development Bank, Sr. Unscd. Notes	3.88	5/4/17	1,250,000		1,282,631
Korea Finance, Sr. Unscd. Notes	2.88	8/22/18	500,000		514,250
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	1.88	9/17/18	1,000,000		1,018,321
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	2.38	6/10/25	500,000		515,989
Mexican Government, Sr. Unscd. Notes	5.95	3/19/19	950,000		1,062,812
Mexican Government, Sr. Unscd. Notes	3.63	3/15/22	500,000		518,250
Mexican Government, Sr. Unscd. Notes	3.60	1/30/25	250,000		254,688
Mexican Government, Sr. Unscd. Notes	6.75	9/27/34	1,340,000		1,748,700
Mexican Government, Sr. Unscd. Notes	5.55	1/21/45	850,000		959,437
Mexican Government, Sr. Unscd. Notes	4.60	1/23/46	1,000,000		992,250
Nordic Investment Bank, Sr. Unscd. Notes	1.13	3/19/18	750,000		752,923
OeKB, Gov't Gtd. Notes	1.63	3/12/19	500,000		506,039
OeKB, Gov't Gtd. Notes	1.50	10/21/20	1,280,000		1,278,723
Panamanian Government, Sr. Unscd. Bonds	5.20	1/30/20	200,000		221,000
Panamanian Government, Sr. Unscd. Bonds	3.75	3/16/25	500,000		516,250
Panamanian Government, Sr. Unscd. Bonds	6.70	1/26/36	700,000		899,500
Peruvian Government, Sr. Unscd. Bonds	7.35	7/21/25	1,000,000		1,341,000
Peruvian Government, Sr. Unscd. Bonds	6.55	3/14/37	370,000		476,375
Petroleos Mexicanos, Gtd. Bonds	6.63	6/15/35	1,000,000		1,020,000
Petroleos Mexicanos, Gtd. Bonds	5.50	6/27/44	1,500,000		1,327,500
Petroleos Mexicanos, Gtd. Notes	6.00	3/5/20	500,000		533,125
Petroleos Mexicanos, Gtd. Notes	4.88	1/18/24	1,000,000		998,750

31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Foreign/Governmental - 4.6% (continued)
Petroleos Mexicanos, Gtd. Notes	5.63	1/23/46	750,000		670,545
Philippine Government, Sr. Unscd. Bonds	6.50	1/20/20	400,000		471,981
Philippine Government, Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,313,354
Philippine Government, Sr. Unscd. Bonds	9.50	2/2/30	800,000		1,370,018
Philippine Government, Sr. Unscd. Bonds	5.00	1/13/37	500,000		632,274
Polish Government, Sr. Unscd. Notes	6.38	7/15/19	1,450,000		1,653,544
Polish Government, Sr. Unscd. Notes	5.00	3/23/22	1,400,000		1,568,875
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/26	925,000		1,241,770
Province of Manitoba Canada, Unscd. Debs.	8.88	9/15/21	450,000		597,757
Province of Manitoba Canada, Unscd. Debs., Ser. CB	8.80	1/15/20	10,000		12,419
Province of Ontario Canada, Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,485,546
Province of Quebec Canada, Bonds, Ser. NJ	7.50	7/15/23	200,000		266,198
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/29	550,000		817,403
Republic of Korea, Sr. Unscd. Notes	7.13	4/16/19	1,000,000		1,160,400
South African Government, Sr. Unscd. Notes	6.88	5/27/19	1,100,000		1,214,493
South African Government, Sr. Unscd. Notes	4.67	1/17/24	1,000,000		1,006,214
South African Government, Sr. Unscd. Notes	4.88	4/14/26	1,000,000		1,000,806
Swedish Export Credit, Sr. Unscd. Notes	1.88	6/17/19	400,000		406,646
Turkish Government, Sr. Unscd. Bonds	4.25	4/14/26	1,450,000		1,441,865
Turkish Government, Sr. Unscd. Notes	7.00	3/11/19	500,000		556,238
Turkish Government, Sr. Unscd. Notes	3.25	3/23/23	800,000		765,168
Turkish Government, Sr. Unscd. Notes	8.00	2/14/34	600,000		793,978
Turkish Government, Sr. Unscd. Notes	4.88	4/16/43	1,000,000		940,738
Turkish Government, Unscd. Notes	6.63	2/17/45	900,000	[b]	1,065,259
Uruguayan Government, Sr. Unscd. Bonds	7.63	3/21/36	300,000		391,125
Uruguayan Government, Sr. Unscd. Notes	4.50	8/14/24	750,000	[b]	797,812
Uruguayan Government, Sr. Unscd. Notes	4.38	10/27/27	1,000,000		1,033,750
				117,849,485

32

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Health Care - 2.6%
Abbott Laboratories, Sr. Unscd. Notes	4.13	5/27/20	500,000		537,490
Abbott Laboratories, Sr. Unscd. Notes	2.55	3/15/22	500,000		498,148
AbbVie, Sr. Unscd. Notes	1.80	5/14/18	1,140,000		1,148,500
AbbVie, Sr. Unscd. Notes	2.90	11/6/22	1,500,000		1,534,779
AbbVie, Sr. Unscd. Notes	3.60	5/14/25	170,000		178,465
AbbVie, Sr. Unscd. Notes	4.40	11/6/42	1,000,000		1,034,348
Actavis Funding, Gtd. Notes	3.00	3/12/20	795,000		812,766
Actavis Funding, Gtd. Notes	3.45	3/15/22	750,000		769,326
Actavis Funding, Gtd. Notes	4.85	6/15/44	500,000		514,716
Actavis Funding, Gtd. Notes	4.75	3/15/45	750,000		761,608
Aetna, Sr. Unscd. Notes	3.95	9/1/20	1,000,000		1,068,513
Aetna, Sr. Unscd. Notes	6.63	6/15/36	300,000		381,356
Aetna, Sr. Unscd. Notes	4.75	3/15/44	500,000		543,164
AmerisourceBergen, Sr. Unscd. Notes	1.15	5/15/17	650,000		649,974
Amgen, Sr. Unscd. Notes	5.85	6/1/17	400,000		419,988
Amgen, Sr. Unscd. Notes	4.10	6/15/21	2,000,000		2,193,136
Amgen, Sr. Unscd. Notes	5.15	11/15/41	600,000		685,738
Amgen, Sr. Unscd. Notes	4.40	5/1/45	410,000		427,648
Anthem, Sr. Unscd. Notes	5.88	6/15/17	65,000		68,264
Anthem, Sr. Unscd. Notes	2.30	7/15/18	750,000		760,497
Anthem, Sr. Unscd. Notes	3.13	5/15/22	1,700,000		1,737,000
AstraZeneca, Sr. Unscd. Notes	2.38	11/16/20	350,000		357,959
AstraZeneca, Sr. Unscd. Notes	3.38	11/16/25	285,000		297,334
AstraZeneca, Sr. Unscd. Notes	6.45	9/15/37	520,000		697,557
AstraZeneca, Sr. Unscd. Notes	4.38	11/16/45	205,000		222,523
Baxalta, Sr. Unscd. Notes	2.88	6/23/20	240,000	[c]	240,249
Becton Dickinson, Sr. Unscd. Notes	3.13	11/8/21	1,000,000		1,034,887
Becton Dickinson, Sr. Unscd. Notes	3.88	5/15/24	650,000		695,758

33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Health Care - 2.6% (continued)
Biogen, Sr. Unscd. Notes	4.05	9/15/25	1,000,000	1,077,213
Biogen, Sr. Unscd. Notes	5.20	9/15/45	240,000	274,557
Boston Scientific, Sr. Unscd. Notes	6.00	1/15/20	950,000	1,075,996
Bristol-Myers Squibb, Sr. Unscd. Notes	2.00	8/1/22	750,000	755,490
Cardinal Health, Sr. Unscd. Notes	1.70	3/15/18	600,000	602,503
Cardinal Health, Sr. Unscd. Notes	3.20	3/15/23	500,000	518,025
Cardinal Health, Sr. Unscd. Notes	4.60	3/15/43	300,000	312,720
Celgene, Sr. Unscd. Notes	2.25	5/15/19	500,000	506,162
Celgene, Sr. Unscd. Notes	4.00	8/15/23	750,000	806,336
Celgene, Sr. Unscd. Notes	3.88	8/15/25	190,000	200,552
Celgene, Sr. Unscd. Notes	5.00	8/15/45	450,000	496,150
Cigna, Sr. Unscd. Notes	4.50	3/15/21	1,150,000	1,254,302
Covidien International Finance, Gtd. Notes	6.00	10/15/17	590,000	632,064
Dignity Health, Scd. Bonds	2.64	11/1/19	1,000,000	1,023,526
Eli Lilly & Co., Sr. Unscd. Notes	5.55	3/15/37	750,000	947,658
Gilead Sciences, Sr. Unscd. Notes	4.50	4/1/21	1,000,000	1,114,648
Gilead Sciences, Sr. Unscd. Notes	4.60	9/1/35	190,000	208,781
Gilead Sciences, Sr. Unscd. Notes	4.80	4/1/44	500,000	566,823
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/46	500,000	555,997
GlaxoSmithKline Capital, Gtd. Bonds	5.65	5/15/18	740,000	807,871
GlaxoSmithKline Capital, Gtd. Notes	2.80	3/18/23	628,000	653,342
GlaxoSmithKline Capital, Gtd. Notes	4.20	3/18/43	500,000	545,209
Humana, Sr. Unscd. Notes	3.85	10/1/24	1,000,000	1,047,925
Johnson & Johnson, Sr. Unscd. Debs.	4.95	5/15/33	170,000	206,613
Johnson & Johnson, Sr. Unscd. Notes	1.65	3/1/21	525,000	529,539
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/26	380,000	382,721
Johnson & Johnson, Sr. Unscd. Notes	5.95	8/15/37	470,000	656,005
Johnson & Johnson, Sr. Unscd. Notes	3.70	3/1/46	350,000	372,744

34

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Health Care - 2.6% (continued)
Laboratory Corp of America Holdings, Sr. Unscd. Notes	4.00	11/1/23	750,000	774,477
McKesson, Sr. Unscd. Notes	4.75	3/1/21	500,000	551,081
McKesson, Sr. Unscd. Notes	4.88	3/15/44	500,000	561,014
Medco Health Solutions, Gtd. Notes	7.13	3/15/18	1,500,000	1,648,791
Medtronic, Gtd. Notes	3.50	3/15/25	1,050,000	1,127,507
Medtronic, Gtd. Notes	4.63	3/15/44	1,000,000	1,140,171
Medtronic, Gtd. Notes	4.63	3/15/45	1,000,000	1,143,643
Memorial Sloan-Kettering, Sr. Unscd. Notes	4.20	7/1/55	500,000	526,048
Merck & Co., Gtd. Notes	6.50	12/1/33	680,000	921,227
Merck & Co., Sr. Unscd. Notes	1.30	5/18/18	914,000	920,040
Merck & Co., Sr. Unscd. Notes	2.75	2/10/25	500,000	515,300
Merck & Co., Sr. Unscd. Notes	3.70	2/10/45	350,000	358,847
Merck Sharp & Dohme, Gtd. Debs.	6.40	3/1/28	150,000	195,539
Mylan, Gtd. Notes	5.40	11/29/43	300,000	304,980
Novartis Capital, Gtd. Notes	4.40	5/6/44	940,000	1,097,590
Perrigo, Sr. Unscd. Notes	2.30	11/8/18	1,000,000	1,001,883
Perrigo Finance Unlimited, Gtd. Notes	3.50	3/15/21	500,000	512,226
Perrigo Finance Unlimited, Gtd. Notes	4.38	3/15/26	500,000	516,284
Pfizer, Sr. Unscd. Notes	6.20	3/15/19	1,650,000	1,871,725
Pfizer, Sr. Unscd. Notes	2.10	5/15/19	1,000,000	1,028,335
Pfizer, Sr. Unscd. Notes	4.30	6/15/43	500,000	553,013
Pfizer, Sr. Unscd. Notes	4.40	5/15/44	500,000	570,192
Quest Diagnostics, Sr. Unscd. Notes	4.25	4/1/24	300,000	321,181
Quest Diagnostics, Sr. Unscd. Notes	3.50	3/30/25	500,000	508,096
Sanofi, Sr. Unscd. Notes	4.00	3/29/21	900,000	987,573
St. Jude Medical, Sr. Unscd. Notes	3.25	4/15/23	500,000	512,696
Stryker, Sr. Unscd. Bonds	4.38	5/15/44	500,000	530,236
Stryker, Sr. Unscd. Notes	3.50	3/15/26	500,000	525,361

35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Health Care - 2.6% (continued)
Stryker, Sr. Unscd. Notes	4.63	3/15/46	500,000		553,641
Teva Pharmaceutical Finance, Gtd. Notes	6.15	2/1/36	5,000		5,990
Teva Pharmaceutical Finance IV, Gtd. Notes	2.25	3/18/20	500,000		506,260
Thermo Fisher Scientific, Sr. Unscd. Notes	5.30	2/1/44	500,000		571,760
UnitedHealth Group, Sr. Unscd. Notes	2.88	12/15/21	350,000		365,768
UnitedHealth Group, Sr. Unscd. Notes	3.75	7/15/25	330,000		358,261
UnitedHealth Group, Sr. Unscd. Notes	6.88	2/15/38	810,000		1,151,136
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/45	280,000		324,331
Wyeth, Gtd. Notes	6.50	2/1/34	200,000		268,328
Zimmer Holdings, Sr. Unscd. Notes	2.00	4/1/18	500,000		504,253
Zimmer Holdings, Sr. Unscd. Notes	3.55	4/1/25	500,000		514,732
Zimmer Holdings, Sr. Unscd. Notes	4.25	8/15/35	500,000		501,912
Zoetis, Sr. Unscd. Notes	1.88	2/1/18	500,000		499,684
				65,754,275
Industrials - 1.5%
3M, Sr. Unscd. Notes	5.70	3/15/37	750,000		990,202
American Airlines 16-1 AA PTT, Scd. Notes	3.58	7/15/29	545,000		563,448
Boeing, Sr. Unscd. Notes	6.00	3/15/19	1,500,000		1,701,270
Burlington Northern Santa Fe, Sr. Unscd. Debs.	7.00	12/15/25	100,000		133,664
Burlington Northern Santa Fe, Sr. Unscd. Debs.	7.95	8/15/30	100,000		146,046
Burlington Northern Santa Fe, Sr. Unscd. Debs.	6.15	5/1/37	650,000		842,743
Burlington Northern Santa Fe, Sr. Unscd. Debs.	4.55	9/1/44	750,000		835,778
Canadian National Railway, Sr. Unscd. Notes	6.71	7/15/36	650,000		909,404
Canadian Pacific Railway, Sr. Unscd. Notes	4.50	1/15/22	1,000,000		1,095,145
Canadian Pacific Railway, Sr. Unscd. Notes	6.13	5/15/45	220,000		259,808
Caterpillar, Sr. Unscd. Bonds	6.05	8/15/36	237,000		304,388
Caterpillar, Sr. Unscd. Notes	2.60	6/26/22	2,300,000		2,324,658
Caterpillar, Sr. Unscd. Notes	4.30	5/15/44	500,000	[b]	538,212
CSX, Sr. Unscd. Notes	3.70	11/1/23	500,000		535,310

36

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Industrials - 1.5% (continued)
CSX, Sr. Unscd. Notes	4.75	5/30/42	250,000		276,385
CSX, Sr. Unscd. Notes	4.50	8/1/54	500,000		514,520
Eaton, Gtd. Notes	1.50	11/2/17	500,000		501,847
Eaton, Gtd. Notes	4.15	11/2/42	400,000		408,356
Emerson Electric, Sr. Unscd. Notes	2.63	2/15/23	260,000		265,780
FedEx, Gtd. Notes	2.30	2/1/20	500,000		510,217
FedEx, Gtd. Notes	4.00	1/15/24	750,000		825,187
FedEx, Gtd. Notes	4.75	11/15/45	750,000		825,286
General Electric, Sr. Unscd. Notes	5.25	12/6/17	1,000,000		1,068,150
General Electric, Sr. Unscd. Notes	4.50	3/11/44	500,000		563,249
Illinois Tool Works, Sr. Unscd. Notes	3.90	9/1/42	500,000		514,601
Ingersoll-Rand Global Holding, Gtd. Notes	2.88	1/15/19	225,000		231,728
John Deere Capital, Sr. Unscd. Notes	2.80	3/6/23	500,000		512,217
Kansas City Southern Railway, Gtd. Notes	4.95	8/15/45	300,000	[c]	322,796
Keysight Technologies, Gtd. Notes	3.30	10/30/19	1,000,000		1,002,380
Koninklijke Philips Electronics, Sr. Unscd. Notes	5.75	3/11/18	500,000		536,726
L-3 Communications, Gtd. Notes	1.50	5/28/17	750,000		750,046
Lockheed Martin, Sr. Unscd. Bonds	3.60	3/1/35	500,000		505,288
Lockheed Martin, Sr. Unscd. Notes	2.50	11/23/20	420,000		432,545
Lockheed Martin, Sr. Unscd. Notes	3.55	1/15/26	235,000		252,429
Lockheed Martin, Sr. Unscd. Notes	4.07	12/15/42	1,000,000		1,047,040
Lockheed Martin, Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000		576,827
Norfolk Southern, Sr. Unscd. Bonds, Ser. WI	4.84	10/1/41	1,200,000		1,342,594
Norfolk Southern, Sr. Unscd. Notes	3.85	1/15/24	300,000		319,500
Norfolk Southern, Sr. Unscd. Notes	5.59	5/17/25	2,000		2,416
Northrop Grumman Systems, Gtd. Notes	7.75	2/15/31	500,000		722,159
Raytheon, Sr. Unscd. Debs.	7.20	8/15/27	150,000		208,971
Republic Services, Gtd. Notes	3.80	5/15/18	500,000		523,538

37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Industrials - 1.5% (continued)
Republic Services, Gtd. Notes	6.20	3/1/40	750,000		940,104
Rockwell Automation, Sr. Unscd. Notes	2.05	3/1/20	500,000		506,015
Ryder System, Sr. Unscd. Notes	2.35	2/26/19	500,000		503,960
Textron, Sr. Unscd. Notes	4.00	3/15/26	500,000		514,727
Total System Services, Sr. Unscd. Notes	3.80	4/1/21	500,000		519,599
Total System Services, Sr. Unscd. Notes	4.80	4/1/26	500,000		523,983
Tyco International Finance, Gtd. Notes	5.13	9/14/45	100,000		107,148
Union Pacific, Sr. Unscd. Notes	2.75	4/15/23	400,000		411,767
Union Pacific, Sr. Unscd. Notes	4.75	12/15/43	140,000		160,315
Union Pacific, Sr. Unscd. Notes	4.82	2/1/44	325,000		376,517
United Airlines 2013-1 PTT, Pass Thru Certs., Ser.A	4.30	2/15/27	927,072		976,902
United Airlines 2014-2 PTT, Pass Thru Certs., Ser.A	3.75	3/3/28	291,271		298,917
United Parcel Service, Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,710,600
United Parcel Service of America, Sr. Unscd. Debs.	8.38	4/1/30	10,000	[a]	14,355
United Technologies, Sr. Unscd. Notes	8.75	3/1/21	50,000		65,267
United Technologies, Sr. Unscd. Notes	3.10	6/1/22	2,100,000		2,223,862
United Technologies, Sr. Unscd. Notes	6.70	8/1/28	50,000		65,558
United Technologies, Sr. Unscd. Notes	5.70	4/15/40	650,000		826,145
United Technologies, Sr. Unscd. Notes	4.50	6/1/42	380,000		424,238
Waste Management, Gtd. Notes	3.50	5/15/24	500,000		529,925
				38,442,758
Information Technology - 1.4%
Alphabet, Sr. Unscd. Notes	3.63	5/19/21	300,000		330,515
Apple, Sr. Unscd. Notes	1.05	5/5/17	500,000		501,360
Apple, Sr. Unscd. Notes	1.00	5/3/18	500,000		500,360
Apple, Sr. Unscd. Notes	2.00	5/6/20	510,000		521,587
Apple, Sr. Unscd. Notes	2.25	2/23/21	550,000		562,614
Apple, Sr. Unscd. Notes	2.85	5/6/21	800,000		841,297
Apple, Sr. Unscd. Notes	2.40	5/3/23	500,000		502,693

38

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Information Technology - 1.4% (continued)
Apple, Sr. Unscd. Notes	3.45	5/6/24	500,000		534,537
Apple, Sr. Unscd. Notes	3.20	5/13/25	925,000		971,483
Apple, Sr. Unscd. Notes	4.45	5/6/44	500,000		535,531
Apple, Sr. Unscd. Notes	4.38	5/13/45	540,000		573,528
Apple, Sr. Unscd. Notes	4.65	2/23/46	330,000		363,297
Applied Materials, Sr. Unscd. Notes	3.90	10/1/25	1,000,000		1,067,964
Arrow Electronics, Sr. Unscd. Notes	3.00	3/1/18	500,000		507,107
Arrow Electronics, Sr. Unscd. Notes	4.50	3/1/23	500,000		519,467
Autodesk, Sr. Unscd. Notes	4.38	6/15/25	1,000,000		1,032,230
Baidu, Sr. Unscd. Notes	2.75	6/9/19	750,000	[b]	763,495
eBay, Sr. Unscd. Notes	4.00	7/15/42	700,000		568,886
EMC, Sr. Unscd. Notes	1.88	6/1/18	1,000,000		989,241
Harris, Sr. Unscd. Notes	5.05	4/27/45	700,000		760,105
Hewlett Packard Enterprise, Gtd. Notes	2.85	10/5/18	650,000	[c]	663,913
Hewlett Packard Enterprise, Gtd. Notes	3.60	10/15/20	640,000	[c]	664,524
Hewlett Packard Enterprise, Gtd. Notes	4.90	10/15/25	1,000,000	[c]	1,039,818
Hewlett Packard Enterprise, Sr. Unscd. Notes	6.35	10/15/45	210,000	[c]	210,066
Hewlett-Packard, Sr. Unscd. Notes	6.00	9/15/41	750,000		707,964
Intel, Sr. Unscd. Notes	3.30	10/1/21	2,100,000		2,253,705
Intel, Sr. Unscd. Notes	3.10	7/29/22	300,000		318,675
International Business Machines, Sr. Unscd. Debs.	7.00	10/30/25	425,000		572,375
International Business Machines, Sr. Unscd. Notes	5.70	9/14/17	600,000		639,005
International Business Machines, Sr. Unscd. Notes	8.38	11/1/19	300,000		369,029
International Business Machines, Sr. Unscd. Notes	2.25	2/19/21	785,000		803,088
International Business Machines, Sr. Unscd. Notes	3.45	2/19/26	230,000		244,489
International Business Machines, Sr. Unscd. Notes	5.60	11/30/39	605,000		752,847
Lender Processing Services, Gtd. Notes	5.75	4/15/23	328,000		344,400
Microsoft, Sr. Unscd. Notes	4.20	6/1/19	1,000,000		1,097,481

39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Information Technology - 1.4% (continued)
Microsoft, Sr. Unscd. Notes	2.00	11/3/20	1,050,000	1,076,226
Microsoft, Sr. Unscd. Notes	3.13	11/3/25	920,000	972,361
Microsoft, Sr. Unscd. Notes	5.20	6/1/39	688,000	839,789
Microsoft, Sr. Unscd. Notes	3.75	2/12/45	1,000,000	998,202
Microsoft, Sr. Unscd. Notes	4.45	11/3/45	411,000	457,266
Microsoft, Sr. Unscd. Notes	4.75	11/3/55	135,000	154,357
Moody's, Sr. Unscd. Notes	2.75	7/15/19	1,000,000	1,023,447
Oracle, Sr. Unscd. Notes	5.75	4/15/18	150,000	163,350
Oracle, Sr. Unscd. Notes	5.00	7/8/19	1,200,000	1,341,556
Oracle, Sr. Unscd. Notes	2.80	7/8/21	600,000	629,932
Oracle, Sr. Unscd. Notes	3.40	7/8/24	1,250,000	1,331,091
Oracle, Sr. Unscd. Notes	3.90	5/15/35	480,000	492,453
Oracle, Sr. Unscd. Notes	6.50	4/15/38	500,000	679,357
Oracle, Sr. Unscd. Notes	4.38	5/15/55	680,000	701,341
Qualcomm, Sr. Unscd. Notes	2.25	5/20/20	500,000	513,004
Qualcomm, Sr. Unscd. Notes	3.45	5/20/25	360,000	374,045
Qualcomm, Sr. Unscd. Notes	4.65	5/20/35	140,000	147,972
Qualcomm, Sr. Unscd. Notes	4.80	5/20/45	210,000	213,111
Seagate HDD, Gtd. Bonds	4.75	6/1/23	800,000	622,252
Texas Instruments, Sr. Unscd. Notes	2.75	3/12/21	400,000	418,922
Xilinx, Sr. Unscd. Notes	3.00	3/15/21	500,000	522,198
				37,300,908
Materials - .9%
Agrium, Sr. Unscd. Debs.	5.25	1/15/45	500,000	520,213
Airgas, Sr. Unscd. Notes	2.38	2/15/20	500,000	505,539
Avery Dennison, Sr. Unscd. Notes	3.35	4/15/23	1,000,000	1,010,790
Barrick PD Australia Finance, Gtd. Notes	5.95	10/15/39	1,300,000	1,319,569
BHP Billiton Finance USA, Gtd. Notes	6.50	4/1/19	1,700,000	1,925,806
BHP Billiton Finance USA, Gtd. Notes	4.13	2/24/42	500,000	498,846

40

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Materials - .9% (continued)
CF Industries, Gtd. Notes	3.45	6/1/23	500,000		492,443
CF Industries, Gtd. Notes	4.95	6/1/43	500,000		471,065
Cytec Industries, Sr. Unscd. Notes	3.95	5/1/25	100,000		97,843
Dow Chemical, Sr. Unscd. Notes	8.55	5/15/19	1,700,000		2,031,476
Dow Chemical, Sr. Unscd. Notes	4.25	11/15/20	775,000		845,837
E.I. du Pont de Nemours & Co., Sr. Unscd. Notes	6.00	7/15/18	560,000		616,197
E.I. du Pont de Nemours & Co., Sr. Unscd. Notes	2.80	2/15/23	500,000		506,526
E.I. du Pont de Nemours & Co., Sr. Unscd. Notes	4.15	2/15/43	300,000		301,448
Eastman Chemical, Sr. Unscd. Notes	3.80	3/15/25	500,000		519,107
Glencore Canada, Gtd. Notes	5.50	6/15/17	165,000	[b]	168,449
Goldcorp, Sr. Unscd. Notes	3.63	6/9/21	500,000		508,779
International Paper, Sr. Unscd. Notes	4.80	6/15/44	600,000		609,872
LYB International Finance, Gtd. Notes	4.00	7/15/23	1,200,000		1,281,737
Methanex, Sr. Unscd. Notes	3.25	12/15/19	465,000		436,229
Methanex, Sr. Unscd. Notes	4.25	12/1/24	500,000		430,049
Monsanto, Sr. Unscd. Notes	2.13	7/15/19	1,000,000		1,014,887
Mosaic, Sr. Unscd. Notes	4.25	11/15/23	300,000		316,326
Newmont Mining, Gtd. Notes	6.25	10/1/39	126,000		132,108
Owens Corning, Gtd. Notes	7.00	12/1/36	235,000		275,848
Potash Corp of Saskatchewan, Sr. Unscd. Bonds	3.63	3/15/24	500,000		513,080
Praxair, Sr. Unscd. Notes	2.45	2/15/22	1,000,000		1,026,582
Rio Tinto Alcan, Sr. Unscd. Debs.	7.25	3/15/31	350,000		411,452
Rio Tinto Finance USA, Gtd. Notes	6.50	7/15/18	20,000		21,995
Rio Tinto Finance USA, Gtd. Notes	3.50	11/2/20	600,000		632,468
Rio Tinto Finance USA, Gtd. Notes	5.20	11/2/40	1,000,000		1,095,277
Southern Copper, Sr. Unscd. Notes	5.25	11/8/42	1,000,000		866,093
Vale Canada, Sr. Unscd. Bonds	7.20	9/15/32	100,000		83,000
Vale Overseas, Gtd. Notes	4.38	1/11/22	700,000	[b]	651,000

41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Materials - .9% (continued)
Vale Overseas, Gtd. Notes	6.88	11/21/36	900,000	812,250
Valspar, Sr. Unscd. Notes	3.95	1/15/26	500,000	518,788
				23,468,974
Municipal Bonds - .8%
American Municipal Power Inc., Combined Hydroelectic Projects Revenue (Build America Bonds)	8.08	2/15/50	100,000	150,359
Bay Area Toll Authority, San Francisco Bay Area Subordinate Toll Bridge Revenue (Build America Bonds)	6.79	4/1/30	695,000	885,666
Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue (Build America Bonds)	6.26	4/1/49	1,000,000	1,458,250
California, GO (Various Purpose)	7.50	4/1/34	1,000,000	1,491,100
California, GO (Various Purpose)	7.55	4/1/39	1,600,000	2,482,832
Florida Hurricane Catastrophe Fund Finance Corporation, Revenue	2.11	7/1/18	500,000	507,720
Illinois, GO (Pension Funding Series)	5.10	6/1/33	2,130,000	2,062,436
Los Angeles Unified School District, GO (Build America Bonds)	5.75	7/1/34	1,600,000	2,026,032
Metropolitan Transportation Authority, Dedicated Tax Funds Bonds	7.34	11/15/39	650,000	991,107
Municipal Electric Authority of Georgia, GO (Plant Vogtle Units 3 and 4 Project J Bonds) (Build America Bonds)	6.64	4/1/57	1,000,000	1,283,400
New Jersey Turnpike Authority, Turnpike Revenue (Build America Bonds)	7.41	1/1/40	780,000	1,182,839
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Build America Bonds)	5.95	6/15/42	545,000	749,996
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose) (Build America Bonds)	5.29	3/15/33	1,000,000	1,179,840
Ohio State University, General Receipts Bonds (Multiyear Debt Issuance Program)	3.80	12/1/46	500,000	516,835
Ohio State University, General Receipts Bonds (Multiyear Debt Issuance Program)	4.05	12/1/56	500,000	528,510
Port Authority of New York and New Jersey, (Consolidated Bonds, 165th Series)	5.65	11/1/40	680,000	862,519
Port Authority of New York and New Jersey, (Consolidated Bonds, 192nd Series)	4.81	10/15/65	500,000	572,845

42

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Municipal Bonds - .8% (continued)
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Revenue (Build America Bonds)	6.00	11/1/40	550,000	703,483
San Diego County Water Authority Financing Agency, Water Revenue (Build America Bonds)	6.14	5/1/49	620,000	841,700
University of California Regents, General Revenue	1.80	7/1/19	480,000	489,782
University of California Regents, General Revenue	4.77	5/15/44	500,000	521,160
				21,488,411
Telecommunications - 1.5%
America Movil SAB de CV, Gtd. Notes	6.38	3/1/35	100,000	122,528
America Movil SAB de CV, Gtd. Notes	6.13	3/30/40	1,200,000	1,446,610
AT&T, Gtd. Notes	8.25	11/15/31	470,000	666,514
AT&T, Gtd. Notes	6.00	8/15/40	800,000	923,959
AT&T, Sr. Unscd. Bonds	5.50	2/1/18	950,000	1,017,630
AT&T, Sr. Unscd. Bonds	2.80	2/17/21	490,000	501,785
AT&T, Sr. Unscd. Bonds	5.65	2/15/47	310,000	350,571
AT&T, Sr. Unscd. Notes	1.70	6/1/17	1,000,000	1,005,109
AT&T, Sr. Unscd. Notes	2.30	3/11/19	1,000,000	1,023,341
AT&T, Sr. Unscd. Notes	2.45	6/30/20	500,000	508,320
AT&T, Sr. Unscd. Notes	3.00	2/15/22	495,000	506,962
AT&T, Sr. Unscd. Notes	3.00	6/30/22	500,000	510,699
AT&T, Sr. Unscd. Notes	3.40	5/15/25	1,000,000	1,018,459
AT&T, Sr. Unscd. Notes	4.50	5/15/35	1,000,000	1,008,896
AT&T, Sr. Unscd. Notes	5.35	9/1/40	1,500,000	1,621,159
AT&T, Sr. Unscd. Notes	4.75	5/15/46	1,000,000	1,011,625
British Telecommunications, Sr. Unscd. Notes	5.95	1/15/18	580,000	624,981
British Telecommunications, Sr. Unscd. Notes	9.63	12/15/30	175,000	281,990
Cisco Systems, Sr. Unscd. Notes	4.45	1/15/20	2,000,000	2,212,286
Cisco Systems, Sr. Unscd. Notes	2.95	2/28/26	500,000	523,039
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/40	900,000	1,150,380

43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Telecommunications - 1.5% (continued)
Corning, Sr. Unscd. Notes	3.70	11/15/23	400,000	410,851
Deutsche Telekom International Finance, Gtd. Bonds	8.75	6/15/30	900,000	1,366,597
Juniper Networks, Sr. Unscd. Notes	4.35	6/15/25	200,000	202,389
Koninklijke KPN, Sr. Unscd. Bonds	8.38	10/1/30	250,000	337,827
Motorola Solutions, Sr. Unscd. Notes	3.50	9/1/21	1,000,000	977,740
Orange, Sr. Unscd. Notes	9.00	3/1/31	945,000	1,480,206
Qwest, Sr. Unscd. Debs.	6.88	9/15/33	275,000	272,192
Rogers Communications, Gtd. Notes	7.50	8/15/38	125,000	163,302
Telefonica Emisiones, Gtd. Notes	3.19	4/27/18	1,000,000	1,030,106
Telefonica Emisiones, Gtd. Notes	7.05	6/20/36	500,000	649,090
Verizon Communications, Sr. Unscd. Notes	1.35	6/9/17	500,000	501,423
Verizon Communications, Sr. Unscd. Notes	2.63	2/21/20	2,395,000	2,469,963
Verizon Communications, Sr. Unscd. Notes	3.45	3/15/21	750,000	797,954
Verizon Communications, Sr. Unscd. Notes	3.50	11/1/21	900,000	959,590
Verizon Communications, Sr. Unscd. Notes	5.15	9/15/23	1,650,000	1,900,609
Verizon Communications, Sr. Unscd. Notes	5.85	9/15/35	163,000	194,902
Verizon Communications, Sr. Unscd. Notes	3.85	11/1/42	500,000	458,428
Verizon Communications, Sr. Unscd. Notes	4.86	8/21/46	4,000,000	4,304,336
Verizon Communications, Sr. Unscd. Notes	5.01	8/21/54	90,000	92,833
Verizon Communications, Sr. Unscd. Notes	4.67	3/15/55	500,000	485,665
Vodafone Group, Sr. Unscd. Bonds	6.15	2/27/37	250,000	294,742
Vodafone Group, Sr. Unscd. Notes	7.88	2/15/30	125,000	164,514
Vodefone Group, Sr. Unscd. Notes	1.50	2/19/18	500,000	500,273
				38,052,375
U.S. Government Agencies - 2.5%
Federal Farm Credit Bank, Bonds	0.54	11/7/16	500,000	499,804
Federal Home Loan Bank, Bonds	1.00	6/21/17	1,400,000	1,404,915
Federal Home Loan Bank, Bonds	5.00	11/17/17	2,600,000	2,768,602
Federal Home Loan Bank, Bonds	0.88	3/19/18	1,500,000	1,502,155

44

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Agencies - 2.5% (continued)
Federal Home Loan Bank, Bonds	1.13	4/25/18	1,000,000		1,006,815
Federal Home Loan Bank, Bonds	1.75	12/14/18	1,000,000		1,020,212
Federal Home Loan Bank, Bonds	4.13	3/13/20	1,000,000		1,109,576
Federal Home Loan Bank, Bonds	5.63	6/11/21	1,200,000		1,444,176
Federal Home Loan Bank, Bonds	5.50	7/15/36	480,000		660,014
Federal Home Loan Bank, Bonds, Ser. 1	4.88	5/17/17	2,000,000	[b]	2,086,810
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through Certificates Ser. K039, Cl. A2	3.30	7/25/24	1,000,000	[d]	1,080,051
Federal Home Loan Mortgage Corp., Notes	1.00	9/29/17	1,000,000	[d]	1,003,588
Federal Home Loan Mortgage Corp., Notes	5.13	11/17/17	650,000	[d]	692,979
Federal Home Loan Mortgage Corp., Notes	1.03	11/28/17	500,000	[d]	500,117
Federal Home Loan Mortgage Corp., Notes	0.88	3/7/18	1,000,000	[d]	1,001,157
Federal Home Loan Mortgage Corp., Notes	1.02	4/30/18	1,050,000	[d]	1,050,279
Federal Home Loan Mortgage Corp., Notes	1.20	6/12/18	785,000	[d]	785,000
Federal Home Loan Mortgage Corp., Notes	4.88	6/13/18	1,250,000	[d]	1,355,040
Federal Home Loan Mortgage Corp., Notes	3.75	3/27/19	1,600,000	[d]	1,726,704
Federal Home Loan Mortgage Corp., Notes	1.25	10/2/19	2,500,000	[d]	2,513,707
Federal Home Loan Mortgage Corp., Notes	2.38	1/13/22	2,600,000	[d]	2,720,297
Federal Home Loan Mortgage Corp., Notes	3.06	6/14/28	135,000	[d]	135,010
Federal Home Loan Mortgage Corp., Notes	6.75	9/15/29	400,000	[b,d]	593,106
Federal Home Loan Mortgage Corp., Notes	6.25	7/15/32	1,000,000	[d]	1,457,780
Federal Home Loan Mortgage Corp., Notes, Ser. 1	0.75	1/12/18	2,400,000	[d]	2,397,506
Federal National Mortgage Association, Bonds	7.00	2/1/32	872	[d]	881
Federal National Mortgage Association, Notes	5.00	5/11/17	1,200,000	[d]	1,252,979
Federal National Mortgage Association, Notes	0.00	6/1/17	2,400,000	[d,e]	2,381,484
Federal National Mortgage Association, Notes	1.07	7/28/17	925,000	[d]	925,163
Federal National Mortgage Association, Notes	0.88	10/26/17	1,600,000	[d]	1,603,002
Federal National Mortgage Association, Notes	0.88	12/20/17	2,300,000	[d]	2,303,139

45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Agencies - 2.5% (continued)
Federal National Mortgage Association, Notes	0.88	12/27/17	700,000	[d]	698,811
Federal National Mortgage Association, Notes	1.00	12/28/17	750,000	[d]	750,062
Federal National Mortgage Association, Notes	0.88	2/8/18	1,500,000	[d]	1,501,513
Federal National Mortgage Association, Notes	1.00	2/15/18	700,000	[d]	700,008
Federal National Mortgage Association, Notes	1.13	3/28/18	415,000	[d]	415,043
Federal National Mortgage Association, Notes	1.88	9/18/18	2,000,000	[d]	2,048,014
Federal National Mortgage Association, Notes	1.88	2/19/19	500,000	[d]	511,953
Federal National Mortgage Association, Notes	1.25	2/26/19	2,000,000	[d]	1,999,120
Federal National Mortgage Association, Notes	1.75	11/26/19	1,500,000	[d]	1,532,581
Federal National Mortgage Association, Notes	2.63	9/6/24	1,100,000	[d]	1,158,804
Federal National Mortgage Association, Notes	6.25	5/15/29	1,340,000	[d]	1,910,481
Federal National Mortgage Association, Notes	6.63	11/15/30	1,000,000	[d]	1,478,409
Federal National Mortgage Association, Notes	5.50	4/1/34	53,570	[d]	60,500
Federal National Mortgage Association, Notes	7.00	7/1/37	34,628	[d]	39,378
Federal National Mortgage Association, Sub. Debs.	0.00	10/9/19	2,000,000	[d,e]	1,901,684
Federal National Mortgage Association, Unscd. Notes	1.13	4/30/18	2,000,000	[d]	2,000,524
Federal National Mortgage Association, Unscd. Notes. Ser.1	1.00	4/30/18	1,000,000	[d]	1,000,143
Financing (FICO), Scd. Bonds	8.60	9/26/19	40,000		49,910
Financing (FICO), Scd. Bonds, Ser. E	9.65	11/2/18	610,000		740,351
Tennessee Valley Authority, Sr. Unscd. Bonds	5.88	4/1/36	650,000		891,091
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/38	165,000		232,925
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/39	1,200,000		1,541,334
				64,144,687

46

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 29.8%
Federal Home Loan Mortgage Corp.
2.50%			200,000	d,f	205,578
3.00%			2,900,000	d,f	2,970,883
3.50%			22,625,000	[d,f]	23,696,475
4.00%			7,875,000	d,f	8,409,638
1.00%, 12/15/17			3,500,000	d	3,511,228
2.00%, 8/1/28-8/1/29			1,541,657	[d]	1,560,579
2.08%, 12/25/19			467,729	[d]	473,596
2.15%, 8/1/43			536,227	[d]	548,631
2.23%, 7/1/43			376,377	[a,d]	385,235
2.38%, 6/1/35			3,905	[a,d]	4,079
2.41%, 10/1/43			410,597	[a,d]	422,042
2.50%, 10/1/27-11/1/42			14,194,031	[a,d]	14,632,265
2.52%, 6/1/36			7,396	[a,d]	7,490
2.63%, 12/1/34			11,736	[a,d]	12,432
2.68%, 3/1/36			5,491	[a,d]	5,818
2.78%, 11/1/33			2,897	[a,d]	3,054
2.87%, 12/25/21			850,000	[d]	896,302
2.88%, 4/1/33			4,458	[a,d]	4,644
3.00%, 9/1/21-2/1/46			43,129,074	[d]	44,580,009
3.02%, 2/25/23			504,431	[d]	528,860
3.06%, 7/25/23			1,000,000	[a,d]	1,065,924
3.06%, 12/25/24			648,000	[d]	687,273
3.31%, 5/25/23			1,250,000	[a,d]	1,353,972
3.50%, 1/1/21-4/1/46			33,817,100	[d]	35,550,763
3.87%, 4/25/21			1,800,000	[d]	1,981,108
4.00%, 5/1/18-9/1/45			27,038,223	[d]	28,913,455
4.19%, 12/25/20			1,284,000	[a,d]	1,425,413
4.50%, 4/1/18-9/1/44			16,394,766	[d]	17,855,634
5.00%, 11/1/18-2/1/41			9,832,943	[d]	10,777,775
5.50%, 8/1/16-1/1/40			4,961,204	[d]	5,559,354
6.00%, 5/1/16-7/1/39			2,426,474	[d]	2,766,484
6.50%, 6/1/16-3/1/39			1,336,217	[d]	1,540,465
7.00%, 10/1/17-7/1/37			136,845	[d]	155,989
7.50%, 2/1/23-11/1/33			29,263	[d]	33,117
8.00%, 2/1/17-10/1/31			27,864	[d]	31,437
8.50%, 10/1/18-6/1/30			780	[d]	872
Federal National Mortgage Association
2.50%			6,475,000	[d,f]	6,653,073
3.00%			7,050,000	[d,f]	7,248,685
3.50%			34,925,000	[d,f]	36,598,295
4.00%			17,725,000	[d,f]	18,934,968
2.00%, 7/1/28-5/1/30			2,370,619	[d]	2,392,157
2.17%, 5/1/43			436,259	[a,d]	447,035
2.33%, 12/1/35			6,760	[a,d]	7,073
2.34%, 2/1/37			2,523	[a,d]	2,630
2.38%, 10/1/34			13,955	[d]	14,586
2.42%, 1/1/35			5,680	[a,d]	5,908
2.43%, 1/1/46			74,459	[a,d]	76,543
2.50%, 7/1/27-4/1/46			14,837,434	[d]	15,231,594
2.50%, 12/1/36			9,641	[a,d]	9,904
2.51%, 11/25/22			1,500,000	[a,d]	1,530,229
2.52%, 9/1/33			2,767	[a,d]	2,936
2.53%, 9/25/24			1,300,000	[d]	1,319,834
2.59%, 4/25/23			1,137,989	[a,d]	1,162,125
2.59%, 6/1/35			267	[a,d]	271

47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 29.8% (continued)
2.63%, 5/1/33			5,659	a,d	5,698
2.65%, 11/1/32			10,780	[a,d]	11,463
2.69%, 9/1/33			13,622	[a,d]	14,518
2.69%, 11/1/36			21,081	[a,d]	22,284
2.71%, 11/1/35-11/1/43			173,524	[a,d]	179,751
2.85%, 3/1/37			45,787	[a,d]	48,601
2.94%, 5/1/42			279,953	[a,d]	291,508
3.00%, 10/1/26-4/1/46			68,667,554	[d]	70,945,284
3.06%, 12/1/41			369,656	[a,d]	385,503
3.22%, 8/25/24			989,624	[a,d]	1,049,624
3.46%, 1/25/24			800,000	[a,d]	857,015
3.50%, 1/20/25-12/1/45			56,129,658	[d]	59,023,605
3.66%, 11/25/20			895,253	[d]	956,489
4.00%, 2/1/24-1/1/46			46,205,667	[d]	49,441,510
4.50%, 4/1/18-11/1/44			27,608,066	[d]	30,045,684
5.00%, 11/1/17-11/1/44			14,004,690	[d]	15,470,793
5.50%, 1/1/17-2/1/42			9,469,224	[d]	10,627,357
6.00%, 8/1/16-11/1/38			4,279,918	[d]	4,890,467
6.50%, 8/1/16-9/1/38			1,050,260	[d]	1,219,072
7.00%, 11/1/17-3/1/38			225,412	[d]	266,232
7.50%, 4/1/26-6/1/31			51,170	[d]	57,487
8.00%, 3/1/22-8/1/30			11,952	[d]	13,969
8.50%, 2/1/25-7/1/30			1,922	[d]	2,047
9.00%, 10/1/30			1,972	[d]	2,066
Government National Mortgage Association I
2.50%, 2/15/28-3/15/43			1,655,634		1,700,784
3.00%, 9/15/42-8/15/45			4,923,258		5,103,056
3.50%, 2/15/26-8/15/45			4,892,145		5,171,751
4.00%, 2/15/41-9/15/45			6,192,319		6,708,438
4.50%, 1/15/19-2/15/41			7,060,084		7,731,186
5.00%, 1/15/17-4/15/40			6,970,910		7,746,116
5.50%, 9/15/20-11/15/38			2,128,194		2,390,938
6.00%, 2/15/17-4/15/39			3,028,063		3,444,226
6.50%, 2/15/24-2/15/39			611,974		713,639
7.00%, 10/15/27-8/15/32			72,540		83,134
7.50%, 12/15/23-11/15/30			66,724		73,793
8.00%, 8/15/24-3/15/32			14,777		17,989
8.25%, 6/15/27			1,225		1,370
8.50%, 10/15/26			8,659		9,811
9.00%, 2/15/22-2/15/23			7,280		7,385
Government National Mortgage Association II
3.00%			19,675,000	[f]	20,374,385
3.50%			49,350,000	[f]	52,127,059
4.00%			17,500,000	[f]	18,677,832
5.00%			100,000	[f]	108,316
2.50%, 4/20/28-11/20/43			2,059,410	a	2,102,305
3.00%, 11/20/27-1/20/46			17,402,058	a	18,089,059
3.50%, 9/20/28-12/20/45			18,612,625		19,702,904
4.00%, 9/20/43-4/20/46			13,972,452		14,934,074
4.50%, 7/20/41-11/20/45			13,320,035		14,344,890
5.00%, 3/20/37-10/20/45			6,039,053		6,576,015
5.50%, 10/20/31-10/20/44			3,071,043		3,399,452
6.50%, 2/20/28			637		741
8.50%, 7/20/25			394		437
				761,364,831

48

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Securities - 36.1%
U.S. Treasury Bonds	8.88	8/15/17	1,725,000		1,907,305
U.S. Treasury Bonds	8.88	2/15/19	720,000		879,342
U.S. Treasury Bonds	8.75	8/15/20	1,000,000		1,316,367
U.S. Treasury Bonds	8.13	5/15/21	420,000		559,962
U.S. Treasury Bonds	7.25	8/15/22	2,500,000		3,369,335
U.S. Treasury Bonds	6.00	2/15/26	970,000		1,338,354
U.S. Treasury Bonds	5.25	11/15/28	2,000,000		2,722,930
U.S. Treasury Bonds	5.25	2/15/29	2,000,000		2,732,812
U.S. Treasury Bonds	6.13	8/15/29	1,000,000		1,478,984
U.S. Treasury Bonds	6.25	5/15/30	2,200,000	[b]	3,334,331
U.S. Treasury Bonds	5.38	2/15/31	1,730,000	[b]	2,462,344
U.S. Treasury Bonds	4.50	2/15/36	4,985,000	[b]	6,782,033
U.S. Treasury Bonds	4.75	2/15/37	980,000		1,375,159
U.S. Treasury Bonds	5.00	5/15/37	1,940,000		2,815,425
U.S. Treasury Bonds	3.50	2/15/39	3,750,000		4,429,249
U.S. Treasury Bonds	4.25	5/15/39	60,000		78,811
U.S. Treasury Bonds	4.50	8/15/39	263,000		357,664
U.S. Treasury Bonds	4.38	11/15/39	452,000		604,100
U.S. Treasury Bonds	4.63	2/15/40	2,066,000		2,857,819
U.S. Treasury Bonds	4.38	5/15/40	700,000		935,840
U.S. Treasury Bonds	3.88	8/15/40	3,620,000		4,505,485
U.S. Treasury Bonds	4.25	11/15/40	1,810,000		2,379,513
U.S. Treasury Bonds	4.75	2/15/41	2,800,000	[b]	3,949,095
U.S. Treasury Bonds	4.38	5/15/41	1,840,000		2,465,456
U.S. Treasury Bonds	3.75	8/15/41	490,000		599,063
U.S. Treasury Bonds	3.13	11/15/41	3,620,000		3,993,950
U.S. Treasury Bonds	3.13	2/15/42	4,320,000		4,764,148
U.S. Treasury Bonds	3.00	5/15/42	2,870,000		3,090,238
U.S. Treasury Bonds	2.75	8/15/42	2,440,000		2,502,335
U.S. Treasury Bonds	2.75	11/15/42	2,182,000		2,232,714
U.S. Treasury Bonds	3.13	2/15/43	2,530,000		2,780,827
U.S. Treasury Bonds	2.88	5/15/43	9,457,000	[b]	9,894,197
U.S. Treasury Bonds	3.63	8/15/43	2,885,000		3,474,564
U.S. Treasury Bonds	3.75	11/15/43	4,995,000		6,152,242
U.S. Treasury Bonds	3.63	2/15/44	4,740,000		5,702,812
U.S. Treasury Bonds	3.38	5/15/44	5,330,000		6,127,315
U.S. Treasury Bonds	3.13	8/15/44	6,215,000		6,818,899
U.S. Treasury Bonds	3.00	11/15/44	4,810,000		5,149,331
U.S. Treasury Bonds	2.50	2/15/45	8,805,000	[b]	8,508,861
U.S. Treasury Bonds	3.00	5/15/45	4,480,000		4,794,299
U.S. Treasury Bonds	2.88	8/15/45	4,720,000		4,925,027
U.S. Treasury Bonds	3.00	11/15/45	5,970,000		6,388,598
U.S. Treasury Bonds	2.50	2/15/46	7,085,000	[b]	6,838,130
U.S. Treasury Notes	0.88	5/15/17	3,975,000		3,986,102
U.S. Treasury Notes	4.50	5/15/17	3,450,000		3,587,731
U.S. Treasury Notes	0.63	5/31/17	1,000,000		1,000,000
U.S. Treasury Notes	2.75	5/31/17	2,230,000		2,280,394
U.S. Treasury Notes	0.88	6/15/17	7,020,000		7,039,333
U.S. Treasury Notes	0.63	6/30/17	3,595,000	[b]	3,594,439
U.S. Treasury Notes	0.75	6/30/17	4,817,000	[b]	4,823,021
U.S. Treasury Notes	2.50	6/30/17	3,500,000	[b]	3,574,581
U.S. Treasury Notes	0.88	7/15/17	4,550,000		4,562,617
U.S. Treasury Notes	0.50	7/31/17	4,640,000		4,631,393
U.S. Treasury Notes	0.63	7/31/17	5,565,000		5,563,481
U.S. Treasury Notes	2.38	7/31/17	3,820,000	[b]	3,901,400
U.S. Treasury Notes	0.88	8/15/17	3,570,000	[b]	3,580,182

49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Securities - 36.1% (continued)
U.S. Treasury Notes	4.75	8/15/17	2,387,000		2,512,551
U.S. Treasury Notes	0.63	8/31/17	7,636,000	[b]	7,631,678
U.S. Treasury Notes	1.88	8/31/17	3,140,000		3,190,290
U.S. Treasury Notes	1.00	9/15/17	3,235,000	[b]	3,249,596
U.S. Treasury Notes	1.88	9/30/17	3,130,000	[b]	3,182,697
U.S. Treasury Notes	0.75	10/31/17	9,420,000		9,427,357
U.S. Treasury Notes	1.88	10/31/17	2,910,000	[b]	2,961,097
U.S. Treasury Notes	0.88	11/15/17	2,870,000		2,877,568
U.S. Treasury Notes	0.63	11/30/17	7,470,000	[b]	7,459,789
U.S. Treasury Notes	0.88	11/30/17	3,530,000		3,539,171
U.S. Treasury Notes	2.25	11/30/17	3,300,000		3,379,471
U.S. Treasury Notes	1.00	12/15/17	2,435,000	[b]	2,445,987
U.S. Treasury Notes	0.75	12/31/17	3,950,000	[b]	3,950,924
U.S. Treasury Notes	1.00	12/31/17	3,505,000	[b]	3,520,471
U.S. Treasury Notes	2.75	12/31/17	1,643,000		1,697,585
U.S. Treasury Notes	0.88	1/15/18	3,300,000		3,307,798
U.S. Treasury Notes	0.75	1/31/18	3,510,000		3,510,137
U.S. Treasury Notes	0.88	1/31/18	3,410,000		3,417,925
U.S. Treasury Notes	2.63	1/31/18	1,520,000		1,569,430
U.S. Treasury Notes	1.00	2/15/18	3,265,000		3,279,604
U.S. Treasury Notes	3.50	2/15/18	1,600,000	[b]	1,678,250
U.S. Treasury Notes	0.75	2/28/18	8,175,000	[b]	8,174,362
U.S. Treasury Notes	2.75	2/28/18	3,290,000		3,409,262
U.S. Treasury Notes	1.00	3/15/18	3,310,000		3,324,806
U.S. Treasury Notes	0.75	3/31/18	4,705,000	[b]	4,704,539
U.S. Treasury Notes	0.88	3/31/18	3,575,000	[b]	3,582,121
U.S. Treasury Notes	2.88	3/31/18	3,180,000	[b]	3,307,696
U.S. Treasury Notes	0.75	4/15/18	6,050,000	[b]	6,047,048
U.S. Treasury Notes	0.63	4/30/18	3,609,000	[b]	3,597,935
U.S. Treasury Notes	0.75	4/30/18	3,560,000		3,558,330
U.S. Treasury Notes	1.00	5/15/18	3,690,000		3,705,280
U.S. Treasury Notes	3.88	5/15/18	1,370,000		1,457,231
U.S. Treasury Notes	1.00	5/31/18	5,910,000	[b]	5,934,704
U.S. Treasury Notes	2.38	5/31/18	520,000		537,073
U.S. Treasury Notes	1.13	6/15/18	5,765,000		5,804,859
U.S. Treasury Notes	1.38	6/30/18	6,000,000		6,074,298
U.S. Treasury Notes	2.38	6/30/18	1,040,000		1,075,121
U.S. Treasury Notes	0.88	7/15/18	5,790,000		5,797,915
U.S. Treasury Notes	1.38	7/31/18	5,470,000	[b]	5,537,839
U.S. Treasury Notes	1.00	8/15/18	2,300,000		2,309,343
U.S. Treasury Notes	4.00	8/15/18	4,940,000		5,308,089
U.S. Treasury Notes	1.50	8/31/18	6,355,000	[b]	6,454,920
U.S. Treasury Notes	1.00	9/15/18	2,300,000		2,308,850
U.S. Treasury Notes	1.38	9/30/18	4,158,000	[b]	4,211,193
U.S. Treasury Notes	0.88	10/15/18	6,640,000		6,644,283
U.S. Treasury Notes	1.25	10/31/18	3,168,000		3,198,875
U.S. Treasury Notes	1.75	10/31/18	2,300,000	[b]	2,351,796
U.S. Treasury Notes	1.25	11/15/18	3,260,000		3,292,091
U.S. Treasury Notes	3.75	11/15/18	3,000,000		3,220,254
U.S. Treasury Notes	1.25	11/30/18	3,976,000		4,015,370
U.S. Treasury Notes	1.38	11/30/18	1,341,000		1,358,627
U.S. Treasury Notes	1.25	12/15/18	3,200,000		3,231,811
U.S. Treasury Notes	1.38	12/31/18	1,920,000		1,945,162
U.S. Treasury Notes	1.50	12/31/18	5,350,000		5,439,238
U.S. Treasury Notes	1.13	1/15/19	2,240,000	[b]	2,254,175
U.S. Treasury Notes	1.25	1/31/19	2,090,000		2,110,695

50

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Securities - 36.1% (continued)
U.S. Treasury Notes	1.50	1/31/19	5,734,000		5,829,528
U.S. Treasury Notes	0.75	2/15/19	3,255,000	[b]	3,242,286
U.S. Treasury Notes	2.75	2/15/19	4,170,000	[b]	4,386,644
U.S. Treasury Notes	1.38	2/28/19	3,998,000	[b]	4,051,409
U.S. Treasury Notes	1.50	2/28/19	3,910,000	[b]	3,976,059
U.S. Treasury Notes	1.00	3/15/19	3,300,000	[b]	3,308,507
U.S. Treasury Notes	1.63	3/31/19	5,000,000		5,102,440
U.S. Treasury Notes	0.88	4/15/19	3,285,000		3,280,253
U.S. Treasury Notes	1.63	4/30/19	3,500,000		3,572,187
U.S. Treasury Notes	3.13	5/15/19	5,000,000	[b]	5,331,835
U.S. Treasury Notes	1.50	5/31/19	4,800,000		4,880,904
U.S. Treasury Notes	1.63	6/30/19	4,000,000	[b]	4,083,436
U.S. Treasury Notes	0.88	7/31/19	1,290,000	[b]	1,285,943
U.S. Treasury Notes	1.63	7/31/19	2,910,000	[b]	2,970,417
U.S. Treasury Notes	3.63	8/15/19	3,210,000		3,484,481
U.S. Treasury Notes	1.00	8/31/19	2,000,000		2,000,704
U.S. Treasury Notes	1.63	8/31/19	4,500,000		4,592,461
U.S. Treasury Notes	1.00	9/30/19	2,460,000		2,459,134
U.S. Treasury Notes	1.75	9/30/19	5,500,000		5,634,816
U.S. Treasury Notes	1.50	10/31/19	3,700,000		3,758,464
U.S. Treasury Notes	3.38	11/15/19	5,630,000		6,086,559
U.S. Treasury Notes	1.00	11/30/19	1,900,000		1,896,846
U.S. Treasury Notes	1.50	11/30/19	5,400,000		5,483,846
U.S. Treasury Notes	1.13	12/31/19	2,290,000		2,293,847
U.S. Treasury Notes	1.63	12/31/19	4,310,000		4,394,855
U.S. Treasury Notes	1.25	1/31/20	3,800,000		3,820,930
U.S. Treasury Notes	1.38	1/31/20	3,350,000		3,384,023
U.S. Treasury Notes	3.63	2/15/20	5,430,000		5,943,624
U.S. Treasury Notes	1.25	2/29/20	4,689,000		4,713,270
U.S. Treasury Notes	1.38	2/29/20	5,500,000		5,552,635
U.S. Treasury Notes	1.13	3/31/20	1,800,000		1,800,491
U.S. Treasury Notes	1.38	3/31/20	6,215,000		6,272,172
U.S. Treasury Notes	1.13	4/30/20	4,490,000		4,487,634
U.S. Treasury Notes	1.38	4/30/20	7,810,000		7,878,033
U.S. Treasury Notes	3.50	5/15/20	4,050,000		4,423,754
U.S. Treasury Notes	1.38	5/31/20	3,060,000		3,085,940
U.S. Treasury Notes	1.50	5/31/20	3,110,000		3,150,881
U.S. Treasury Notes	1.63	6/30/20	3,835,000		3,903,236
U.S. Treasury Notes	1.88	6/30/20	1,300,000		1,337,172
U.S. Treasury Notes	1.63	7/31/20	7,600,000		7,734,041
U.S. Treasury Notes	2.00	7/31/20	3,360,000		3,471,300
U.S. Treasury Notes	2.63	8/15/20	5,000,000		5,295,705
U.S. Treasury Notes	1.38	8/31/20	6,100,000		6,143,365
U.S. Treasury Notes	2.13	8/31/20	3,190,000		3,312,365
U.S. Treasury Notes	1.38	9/30/20	3,095,000		3,114,706
U.S. Treasury Notes	2.00	9/30/20	1,745,000		1,803,655
U.S. Treasury Notes	1.38	10/31/20	2,460,000	[b]	2,474,846
U.S. Treasury Notes	1.75	10/31/20	6,720,000		6,868,835
U.S. Treasury Notes	2.63	11/15/20	6,700,000		7,106,187
U.S. Treasury Notes	1.63	11/30/20	7,925,000		8,064,155
U.S. Treasury Notes	2.00	11/30/20	2,868,000	[b]	2,963,284
U.S. Treasury Notes	1.75	12/31/20	3,005,000		3,071,555
U.S. Treasury Notes	2.38	12/31/20	3,025,000		3,177,254
U.S. Treasury Notes	1.38	1/31/21	6,500,000	[b]	6,531,486
U.S. Treasury Notes	2.13	1/31/21	1,500,000	[b]	1,558,798
U.S. Treasury Notes	3.63	2/15/21	6,900,000	[b]	7,651,720

51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Government Securities - 36.1% (continued)
U.S. Treasury Notes	1.13	2/28/21	5,000,000	[b]	4,967,970
U.S. Treasury Notes	2.00	2/28/21	1,400,000		1,446,894
U.S. Treasury Notes	1.25	3/31/21	3,390,000	[b]	3,384,437
U.S. Treasury Notes	2.25	3/31/21	4,000,000		4,182,032
U.S. Treasury Notes	1.38	4/30/21	3,500,000		3,515,312
U.S. Treasury Notes	2.25	4/30/21	2,115,000	[b]	2,211,414
U.S. Treasury Notes	3.13	5/15/21	7,000,000		7,621,523
U.S. Treasury Notes	2.00	5/31/21	3,995,000		4,129,440
U.S. Treasury Notes	2.13	6/30/21	6,584,000		6,845,042
U.S. Treasury Notes	2.25	7/31/21	6,100,000		6,379,740
U.S. Treasury Notes	2.13	8/15/21	4,805,000		4,994,480
U.S. Treasury Notes	2.00	8/31/21	5,935,000		6,127,887
U.S. Treasury Notes	2.13	9/30/21	5,500,000		5,713,554
U.S. Treasury Notes	2.00	10/31/21	2,785,000		2,873,880
U.S. Treasury Notes	2.00	11/15/21	4,030,000		4,159,637
U.S. Treasury Notes	1.88	11/30/21	4,000,000		4,102,188
U.S. Treasury Notes	2.13	12/31/21	3,705,000		3,847,194
U.S. Treasury Notes	1.50	1/31/22	2,785,000		2,794,845
U.S. Treasury Notes	2.00	2/15/22	5,000,000		5,159,960
U.S. Treasury Notes	1.75	2/28/22	4,750,000	[b]	4,827,092
U.S. Treasury Notes	1.75	3/31/22	4,000,000		4,064,376
U.S. Treasury Notes	1.75	4/30/22	2,740,000		2,782,599
U.S. Treasury Notes	1.75	5/15/22	4,950,000		5,025,507
U.S. Treasury Notes	1.88	5/31/22	3,000,000		3,067,851
U.S. Treasury Notes	2.13	6/30/22	5,265,000		5,457,604
U.S. Treasury Notes	2.00	7/31/22	2,510,000		2,582,554
U.S. Treasury Notes	1.63	8/15/22	2,685,000		2,704,823
U.S. Treasury Notes	1.88	8/31/22	3,980,000		4,063,799
U.S. Treasury Notes	1.75	9/30/22	3,980,000		4,030,992
U.S. Treasury Notes	1.88	10/31/22	3,965,000		4,044,609
U.S. Treasury Notes	1.63	11/15/22	3,050,000	[b]	3,065,189
U.S. Treasury Notes	2.00	11/30/22	4,670,000		4,797,332
U.S. Treasury Notes	2.13	12/31/22	3,910,000		4,047,155
U.S. Treasury Notes	1.75	1/31/23	2,100,000		2,122,394
U.S. Treasury Notes	2.00	2/15/23	9,235,000		9,486,441
U.S. Treasury Notes	1.50	2/28/23	3,800,000		3,777,884
U.S. Treasury Notes	1.50	3/31/23	3,850,000		3,825,410
U.S. Treasury Notes	1.63	4/30/23	3,830,000		3,834,937
U.S. Treasury Notes	1.75	5/15/23	6,941,000	[b]	7,013,665
U.S. Treasury Notes	2.50	8/15/23	5,716,000		6,068,226
U.S. Treasury Notes	2.75	11/15/23	10,277,000	[b]	11,095,748
U.S. Treasury Notes	2.75	2/15/24	4,855,000	[b]	5,241,312
U.S. Treasury Notes	2.50	5/15/24	8,830,000	[b]	9,365,495
U.S. Treasury Notes	2.38	8/15/24	8,410,000	[b]	8,834,604
U.S. Treasury Notes	2.25	11/15/24	13,035,000	[b]	13,556,908
U.S. Treasury Notes	2.00	2/15/25	10,705,000		10,907,389
U.S. Treasury Notes	2.13	5/15/25	10,895,000		11,202,272
U.S. Treasury Notes	2.00	8/15/25	11,235,000		11,428,107
U.S. Treasury Notes	2.25	11/15/25	7,730,000		8,024,103
U.S. Treasury Notes	1.63	2/15/26	4,755,000	[b]	4,669,743
				922,532,968
Utilities - 2.0%
AGL Capital, Gtd. Notes	3.50	9/15/21	193,000		197,498
Alabama Power, Sr. Unscd. Notes	3.75	3/1/45	500,000		492,331

52

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Utilities - 2.0% (continued)
American Water Capital, Sr. Unscd. Notes	3.85	3/1/24	250,000	273,310
Atmos Energy, Sr. Unscd. Notes	4.13	10/15/44	1,000,000	1,030,422
Berkshire Hathaway Energy, Sr. Unscd. Bonds	6.13	4/1/36	500,000	650,197
Berkshire Hathaway Energy, Sr. Unscd. Notes	5.15	11/15/43	250,000	299,042
Commonwealth Edison, First Mortgage Bonds	2.15	1/15/19	750,000	762,474
Commonwealth Edison, First Mortgage Bonds	5.90	3/15/36	471,000	598,052
Connecticut Light & Power, First Mortgage Bonds	4.30	4/15/44	500,000	539,335
Consolidated Edison of New York, Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	475,000	560,196
Consolidated Edison of New York, Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000	253,281
Consolidated Edison of New York, Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000	649,444
Consumers Energy, First Mortgage Bonds	4.35	8/31/64	700,000	737,876
Dominion Resources, Sr. Unscd. Notes, Ser. B	2.75	9/15/22	1,500,000	1,503,874
Dominion Resources, Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000	118,645
DTE Electric, Mortgage Bonds	3.38	3/1/25	500,000	536,184
DTE Electric, Sr. Scd. Notes	3.45	10/1/20	700,000	747,844
DTE Electric, Sr. Scd. Notes, Ser. A	6.63	6/1/36	160,000	222,483
Duke Energy, Sr. Unscd. Notes	3.75	4/15/24	500,000	533,837
Duke Energy, Sr. Unscd. Notes	3.75	12/1/24	750,000	758,893
Duke Energy Carolinas, First Mortgage Bonds	3.90	6/15/21	800,000	876,936
Duke Energy Carolinas, First Mortgage Bonds	6.00	1/15/38	1,000,000	1,315,899
Duke Energy Carolinas, First Mortgage Bonds	4.00	9/30/42	500,000	525,652
Duke Energy Florida, First Mortgage Bonds	6.40	6/15/38	150,000	209,963
Duke Energy Indiana, Sr. Unscd. Debs.	6.12	10/15/35	1,000,000	1,281,573
Duke Energy Progress, First Mortgage Bonds	4.15	12/1/44	500,000	543,150
Empresa Nacional de Electricidad, Sr. Unscd. Notes	4.25	4/15/24	500,000	525,865
Eversource Energy, Sr. Unscd. Notes	2.50	3/15/21	500,000	510,529
Exelon Generation, Sr. Unscd. Notes	5.20	10/1/19	1,000,000	1,098,154
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/39	750,000	819,094

53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Utilities - 2.0% (continued)
Georgia Power, Sr. Unscd. Notes	3.25	4/1/26	500,000	519,176
Georgia Power, Sr. Unscd. Notes	4.30	3/15/42	1,300,000	1,403,866
Hydro-Quebec, Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000	1,861,994
Hydro-Quebec, Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	33,387
Indiana Michigan Power, Sr. Unscd. Notes	6.05	3/15/37	800,000	938,892
Nevada Power, Mortgage Notes	7.13	3/15/19	2,300,000	2,653,308
Nevada Power, Mortgage Notes, Ser. R	6.75	7/1/37	750,000	1,024,204
Nextera Energy Capital Holdings, Gtd. Debs.	2.40	9/15/19	500,000	506,525
NiSource Finance, Gtd. Notes	6.40	3/15/18	677,000	734,211
Oklahoma Gas & Electric, Sr. Unscd. Notes	4.00	12/15/44	150,000	150,561
Oncor Electric Delivery, Sr. Scd. Debs.	7.00	9/1/22	170,000	213,030
Oncor Electric Delivery, Sr. Scd. Notes	5.00	9/30/17	500,000	523,801
Oncor Electric Delivery, Sr. Scd. Notes	7.00	5/1/32	250,000	328,125
Pacific Gas & Electric, Sr. Unscd. Bonds	6.05	3/1/34	465,000	619,307
Pacific Gas & Electric, Sr. Unscd. Notes	6.25	3/1/39	750,000	990,028
Pacific Gas & Electric, Sr. Unscd. Notes	4.75	2/15/44	500,000	582,034
PECO Energy, First Mortgage Bonds	4.80	10/15/43	500,000	580,037
Pennsylvania Electric, Sr. Unscd. Notes	5.20	4/1/20	500,000	525,147
Piedmont Natural Gas, Sr. Unscd. Notes	4.10	9/18/34	500,000	511,122
PPL Capital Funding, Gtd. Notes	3.40	6/1/23	400,000	414,060
PPL Capital Funding, Gtd. Notes	4.70	6/1/43	400,000	415,282
PPL Electric Utilities, First Mortgage Bonds	4.75	7/15/43	500,000	564,426
Progress Energy, Sr. Unscd. Notes	7.75	3/1/31	480,000	666,971
PSEG Power, Gtd. Notes	2.45	11/15/18	180,000	180,623
Public Service Company of Colorado, First Mortgage Bonds	3.20	11/15/20	1,500,000	1,596,276
Public Service Electric & Gas, First Mortgage Notes	3.15	8/15/24	1,200,000	1,245,420
Public Service Electric & Gas, Sr. Scd. Notes, Ser. D	5.25	7/1/35	230,000	274,869
San Diego Gas & Electric, First Mortgage Bonds, Ser. NNN	3.60	9/1/23	400,000	430,737

54

Bonds and Notes - 101.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Utilities - 2.0% (continued)
Sempra Energy, Sr. Unscd. Notes	2.88	10/1/22	1,000,000	1,011,745
South Carolina Electric & Gas, First Mortgage Bonds	6.63	2/1/32	200,000	261,279
South Carolina Electric & Gas, First Mortgage Bonds	4.50	6/1/64	500,000	494,207
Southern California Edison, First Mortgage Bonds	3.88	6/1/21	1,400,000	1,534,260
Southern California Edison, First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	91,869
Southern California Edison, Sr. Unscd. Notes	6.65	4/1/29	450,000	580,140
Southern California Gas, First Mortgage Bonds	3.15	9/15/24	500,000	525,639
Southern California Gas, First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	107,336
Southwestern Electric Power, Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	161,120
Tampa Electric, Sr. Unscd. Notes	4.35	5/15/44	500,000	531,293
Toledo Edison, Sr. Scd. Notes	6.15	5/15/37	750,000	894,372
Union Electric, Sr. Scd. Notes	6.40	6/15/17	1,000,000	1,059,324
Virginia Electric & Power, Sr. Unscd. Notes	1.20	1/15/18	1,000,000	999,519
Virginia Electric & Power, Sr. Unscd. Notes	4.00	1/15/43	500,000	509,401
Wisconsin Energy, Sr. Unscd. Bonds	3.55	6/15/25	140,000	147,880
Wisconsin Power & Light, Sr. Unscd. Debs.	4.10	10/15/44	800,000	833,886
Xcel Energy, Sr. Unscd. Notes	6.50	7/1/36	630,000	813,440
				50,216,162
Total Bonds and Notes (cost $2,518,512,936)			2,591,493,488

55

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 7.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $197,076,663)	197,076,663	[g] 197,076,663
Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $11,276,733)	11,276,733	[g] 11,276,733
Total Investments (cost $2,726,866,332)	109.4%	2,799,846,884
Liabilities, Less Cash and Receivables	(9.4%)	(241,681,847)
Net Assets	100.0%	2,558,165,037

GO—General Obligation

REIT—Real Estate Investment Trust

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security, or portion thereof, on loan. At April 30, 2016, the value of the fund’s securities on loan was $255,546,250 and the value of the collateral held by the fund was $262,235,731, consisting of cash collateral of $11,276,733 and U.S. Government & Agency securities valued at $250,958,998.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $11,716,116 or .46% of net assets.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f Purchased on a forward commitment basis.

g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	68.4
Corporate Bonds	25.7
Money Market Investments	8.1
Foreign/Governmental	4.6
Commercial Mortgage-Backed	1.3
Municipal Bonds	.8
Asset-Backed	.5
109.4

† Based on net assets.

See notes to financial statements.

56

TBA Sale Commitments
April 30, 2016 (Unaudited)

	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.
Federal Home Loan Mortgage Corp.	3.50	5/1/30	50,000	[a,b]	52,863
Federal Home Loan Mortgage Corp.	4.50	5/17/22	600,000	[a,b]	617,022
Federal Home Loan Mortgage Corp.	4.50	5/1/39	500,000	[a,b]	543,818
Federal Home Loan Mortgage Corp.	5.00	5/1/18	1,200,000	[a,b]	1,235,356
Total Federal Home Loan Mortgage Corp.					2,449,059
Federal National Mortgage Association
Federal National Mortgage Association	3.50	5/18/31	450,000	[a,b]	475,515
Federal National Mortgage Association	4.00	5/18/30	2,650,000	[a,b]	2,754,227
Federal National Mortgage Association	4.50	5/14/29	1,175,000	[a,b]	1,208,391
Federal National Mortgage Association	4.50	5/12/46	300,000	[a,b]	326,672
Federal National Mortgage Association	5.00	5/1/18	300,000	[a,b]	308,854
Federal National Mortgage Association	5.50	5/1/29	500,000	[a,b]	517,490
Total Federal National Mortgage Association					5,591,149
Government National Mortgage Association
Government National Mortgage Association	5.00	5/1/35	3,600,000	[b]	3,967,112
Government National Mortgage Association	5.50	5/1/31	1,100,000	[b]	1,227,470
Total Government National Mortgage Association					5,194,582
Total Sale Commitments (proceeds $13,225,920)					13,234,790

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

b Sold on a delayed delivery basis.

57

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $255,546,250)—Note 1(b):
Unaffiliated issuers	2,518,512,936	2,591,493,488
Affiliated issuers	208,353,396	208,353,396
Cash		4,331,618
Receivable for investment securities sold		31,761,677
Dividends, interest and securities lending income receivable		15,815,882
Receivable for TBA sale commitments—Note 4		13,225,920
Receivable for shares of Common Stock subscribed		3,366,093
		2,868,348,074
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		519,780
Payable for open mortgage dollar roll transactions—Note 4		148,673,340
Payable for investment securities purchased		93,697,980
Payable for shares of Common Stock redeemed		42,737,914
TBA sale commitments, at value (proceeds $13,225,920)—See Statement of TBA Sale Commitments—Note 4		13,234,790
Liability for securities on loan—Note 1(b)		11,276,733
Accrued expenses		42,500
		310,183,037
Net Assets ($)		2,558,165,037
Composition of Net Assets ($):
Paid-in capital		2,484,605,981
Accumulated undistributed investment income—net		823,026
Accumulated net realized gain (loss) on investments		(235,652)
Accumulated net unrealized appreciation (depreciation) on investments		72,971,682
Net Assets ($)		2,558,165,037

Net Asset Value Per Share	Investor Shares	BASIC Shares
Net Assets ($)	1,062,113,483	1,496,051,554
Shares Outstanding	100,623,342	141,652,281
Net Asset Value Per Share ($)	10.56	10.56

See notes to financial statements.

58

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Interest	29,976,057
Dividends from affiliated issuers	247,928
Income from securities lending—Note 1(b)	132,478
Total Income	30,356,463
Expenses:
Management fee—Note 3(a)	1,871,486
Distribution fees—Note 3(b)	1,299,947
Directors’ fees—Note 3(a,c)	89,609
Loan commitment fees—Note 2	10,319
Total Expenses	3,271,361
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(89,609)
Net Expenses	3,181,752
Investment Income—Net	27,174,711
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,715,519
Net unrealized appreciation (depreciation) on investments	36,831,368
Net Realized and Unrealized Gain (Loss) on Investments	39,546,887
Net Increase in Net Assets Resulting from Operations	66,721,598

See notes to financial statements.

59

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	27,174,711	52,568,945
Net realized gain (loss) on investments	2,715,519	14,771,564
Net unrealized appreciation (depreciation) on investments	36,831,368	(27,242,861)
Net Increase (Decrease) in Net Assets Resulting from Operations	66,721,598	40,097,648
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(11,413,734)	(25,290,429)
BASIC Shares	(17,773,910)	(31,390,119)
Net realized gain on investments:
Investor Shares	(4,856,602)	(9,303,421)
BASIC Shares	(6,768,417)	(9,799,390)
Total Dividends	(40,812,663)	(75,783,359)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	193,717,069	385,489,054
BASIC Shares	247,654,560	498,054,862
Dividends reinvested:
Investor Shares	16,144,383	33,898,706
BASIC Shares	22,125,226	36,591,224
Cost of shares redeemed:
Investor Shares	(198,792,763)	(554,163,604)
BASIC Shares	(246,026,787)	(278,371,987)
Increase (Decrease) in Net Assets from Capital Stock Transactions	34,821,688	121,498,255
Total Increase (Decrease) in Net Assets	60,730,623	85,812,544
Net Assets ($):
Beginning of Period	2,497,434,414	2,411,621,870
End of Period	2,558,165,037	2,497,434,414
Undistributed investment income—net	823,026	2,835,959
Capital Share Transactions (Shares):
Investor Shares
Shares sold	18,589,756	36,538,910
Shares issued for dividends reinvested	1,551,368	3,213,122
Shares redeemed	(19,046,347)	(52,562,708)
Net Increase (Decrease) in Shares Outstanding	1,094,777	(12,810,676)
BASIC Shares
Shares sold	23,736,192	47,243,451
Shares issued for dividends reinvested	2,124,328	3,466,427
Shares redeemed	(23,574,215)	(26,412,350)
Net Increase (Decrease) in Shares Outstanding	2,286,305	24,297,528

See notes to financial statements.

60

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Investor Shares	April 30, 2016		Year Ended October 31,
(Unaudited)			2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	10.45		10.60	10.62	11.11	10.93	10.80
Investment Operations:
Investment income—net[a]	.11		.21	.23	.24	.30	.34
Net realized and unrealized gain (loss) on investments	.16		(.05)	.14	(.42)	.21	.14
Total from Investment Operations	.27		.16	.37	(.18)	.51	.48
Distributions:
Dividends from investment income—net	(.11)		(.23)	(.25)	(.28)	(.33)	(.35)
Dividends from net realized gain on investments	(.05)		(.08)	(.14)	(.03)	-	-
Total Distributions	(.16)		(.31)	(.39)	(.31)	(.33)	(.35)
Net asset value, end of period	10.56		10.45	10.60	10.62	11.11	10.93
Total Return (%)	2.55	[b]	1.54	3.62	(1.66)	4.75	4.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.40	[c]	.41	.41	.41	.41	.40
Ratio of net expenses to average net assets	.40	[c]	.40	.40	.40	.40	.40
Ratio of net investment income to average net assets	2.03	[c]	2.00	2.22	2.25	2.67	3.24
Portfolio Turnover Rate	71.93	[b,d]	150.80	[d] 145.11	[d] 94.21	[d] 30.42	30.02
Net Assets, end of period ($ x 1,000)	1,062,113		1,040,129	1,190,994	904,779	1,032,597	896,293

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

d  The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2016, October 31, 2015, 2014 and 2013 were 44.45%, 79.15%, 89.76% and 67.47%, respectively.

See notes to financial statements.

61

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
BASIC Shares	April 30, 2016		Year Ended October 31,
(Unaudited)			2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	10.46		10.61	10.62	11.12	10.94	10.80
Investment Operations:
Investment income—net[a]	.12		.24	.26	.27	.32	.36
Net realized and unrealized gain (loss) on investments	.16		(.06)	.15	(.43)	.22	.16
Total from Investment Operations	.28		.18	.41	(.16)	.54	.52
Distributions:
Dividends from investment income—net	(.13)		(.25)	(.28)	(.31)	(.36)	(.38)
Dividends from net realized gain on investments	(.05)		(.08)	(.14)	(.03)	-	-
Total Distributions	(.18)		(.33)	(.42)	(.34)	(.36)	(.38)
Net asset value, end of period	10.56		10.46	10.61	10.62	11.12	10.94
Total Return (%)	2.67	[b]	1.79	3.97	(1.50)	5.01	4.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15	[c]	.16	.16	.16	.16	.15
Ratio of net expenses to average net assets	.15	[c]	.15	.15	.15	.15	.15
Ratio of net investment income to average net assets	2.28	[c]	2.24	2.47	2.50	2.92	3.31
Portfolio Turnover Rate	71.93	[b,d]	150.80	[d] 145.11	[d] 94.21	[d] 30.42	30.02
Net Assets, end of period ($ x 1,000)	1,496,052		1,457,305	1,220,628	1,249,280	1,486,179	1,427,047

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

d  The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2016, October 31, 2015, 2014 and 2013 were 44.45%, 79.15%, 89.76% and 67.47%, respectively.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Bond Market Index Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek to match the total return of the Barclays U.S. Aggregate Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and BASIC. Investor shares and BASIC shares are offered to any investor. Differences between the two classes include the services offered to and the expenses borne by each class, as well as their minimum purchase and account balance requirements. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications

64

as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	12,548,148	-	12,548,148
Commercial Mortgage-Backed	-	32,945,229	-	32,945,229
Corporate Bonds†	-	658,619,729	-	658,619,729
Foreign Government	-	117,849,485	-	117,849,485
Municipal Bonds†	-	21,488,411	-	21,488,411
Mutual Funds	208,353,396	-	-	208,353,396
U.S. Government Agencies/ Mortgage-Backed	-	825,509,518	-	825,509,518

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
U.S. Treasury	-	922,532,968	-	922,532,968
Liabilities ($)
Other Financial Instruments:
TBA Sale Commitments	-	(13,234,790)	-	(13,234,790)

† See Statement of Investments for additional detailed categorizations.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2016, The Bank of New York Mellon earned $35,525 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in

66

affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	222,668,516	168,116,767	193,708,620	197,076,663	7.7
Dreyfus Institutional Cash Advantage Fund	16,826,379	66,892,892	72,442,538	11,276,733.4
Total	239,494,895	235,009,659	266,151,158	208,353,396	8.1

(d) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $64,339,909 and long–term capital gains $11,443,450. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the fund’s average daily net assets. Out of its fee Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including

68

counsel fees). During the period ended April 30, 2016, fees reimbursed by Dreyfus amounted to $89,609.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities primarily intended to result in the sale of Investor shares. The BASIC shares bear no Distribution Plan fee. During the period ended April 30, 2016, Investor shares were charged $1,299,947 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $317,141 and Distribution Plan fees $218,908, which are offset against an expense reimbursement currently in effect in the amount of $16,269.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended April 30, 2016, amounted to $1,868,796,356 and $1,806,745,720, respectively, of which $688,779,694 in purchases and $690,170,491 in sales were from mortgage dollar transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions.

To-Be-Announced (“TBA”) Securities: During the period ended April 30, 2016, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered

69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At April 30, 2016, accumulated net unrealized appreciation on investments was $72,980,552, consisting of $79,398,174 gross unrealized appreciation and $6,417,622 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

70

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 24-25, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense

71

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group and Performance Universe medians for the various periods, except the one- and two-year periods when the fund’s total return performance was above the Performance Universe medians. The Board also noted that the fund’s yield performance was at or above the Performance Group median for seven of the ten one-year periods ended December 31st (within two basis points of the Performance Group median for two other periods) and variously above and below the Performance Universe medians. The Board noted the proximity of the fund’s total return or yield performance to the Performance Group and/or Performance Universe median during certain periods when total return or yield were below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee

72

information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

74

NOTES

75

NOTES

76

NOTES

77

For More Information

Dreyfus Bond Market Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Investor: DBMIX BASIC: DBIRX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0310SA0416

Dreyfus Disciplined Stock Fund

SEMIANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Disciplined Stock Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Disciplined Stock Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2015, through April 30, 2016, as provided by George E. DeFina and John C. Bailer, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Disciplined Stock Fund produced a total return of -0.60%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 0.43% for the same period.2

Despite high levels of volatility, U.S. stocks ended the reporting period with only slight gains, on average, as sharp declines early in the reporting period were offset by a subsequent rally. The fund lagged its benchmark largely due to underweighted exposure to richly valued stocks in the utilities sector.

Effective November 2015, George E. DeFina became a Portfolio Manager for the fund.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in stocks, with a focus on large-cap companies. The fund invests in a diversified portfolio of growth and value stocks, with sector weightings and risk characteristics generally similar to those in the S&P 500 Index. We choose stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The result is a portfolio of carefully selected stocks, with overall performance determined by a large number of securities.

Economic Uncertainties Weighed on Equities

U.S. stock prices moved sideways in late 2015, with some industry groups, such as the information technology, health care, and financials sectors, benefiting from encouraging economic data, resilient corporate earnings, and greater mergers-and-acquisitions activity. Other areas, including the energy and basic materials sectors, were undermined by falling commodity prices and economic concerns in overseas markets. Investor sentiment deteriorated in early 2016 amid further deterioration in oil prices, fears that higher short-term interest rates might weigh on U.S. economic growth, and additional releases of disappointing economic data in China. These pressures drove the S&P 500 Index sharply lower in January and early February.

Equity markets staged a strong recovery starting in mid-February as investors responded positively to indications from the Federal Reserve Board (the “Fed”) that additional rate increases were likely to be delayed. Investors also were encouraged when some commodity prices rebounded and Chinese economic conditions appeared to be stabilizing. By mid-April, the S&P 500 Index had advanced into solidly positive territory, led by the energy and materials sectors. However, a weak corporate earnings report from Apple and weaker-than-expected GDP growth during the first quarter prompted stocks to give back some of their previous gains during the last week of April, causing the S&P 500 Index to end the reporting period with roughly flat results.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Sector Allocations Undermined Performance

Cautious investor sentiment and the Fed’s decision to delay expected rate hikes created a relatively positive environment for richly valued, high dividend yielding utility stocks during the first four months of 2016. However, our disciplined stock selection process led us to avoid investments we believed to be overvalued, leaving the fund with little exposure to utilities and causing returns to lag the benchmark.

On average, the fund’s individual stock selections in other market sectors performed roughly in line with the benchmark. Health care holdings delivered particularly good returns, led by medical equipment and supply companies such as Boston Scientific and Medtronic, and health plan providers, such as UnitedHealth Group. In the consumer discretionary sector, the fund enhanced returns with investments in fast growing specialty retailers, such as cosmetics maker Ulta Salon, Cosmetics & Fragrance and home improvement retailer The Home Depot, as well as certain media companies, such as Omnicom Group. The fund’s largest telecommunications services holding, AT&T, ranked among that sector’s leaders. Top performers in other sectors included construction aggregates manufacturer Vulcan Materials, semiconductor equipment maker Applied Materials, and food producer ConAgra Foods.

On a more negative note, several financial holdings were hurt by low interest rates and falling bond yields. These included diversified companies, such as Voya Financial; insurers, such as Prudential Financial; capital markets companies, such as Morgan Stanley; and banks, such as Citigroup. Among industrial companies, airlines such as Delta Air Lines suffered due to rebounding oil prices and weaker-than-expected demand for corporate travel. Notably disappointing performers in other sectors included consumer electronics maker Apple, media company Viacom, agricultural chemical maker CF Industries, and cruise line operator Carnival.

Identifying Investment Opportunities in Several Sectors

With the U.S. economy still growing, commodity prices stabilizing and starting to rise, and several international economic indicators showing signs of improvement, we see favorable prospects for the kinds of companies in which the fund generally invests. As of the end of the reporting period, we have found a relatively large number of such investment opportunities in the financials, information technology, materials, telecommunications services, and energy sectors. On the other hand, the fund holds relatively light exposure to stocks in the industrials, utilities, consumer staples, health care, and consumer discretionary sectors.

May 16, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: Lipper Inc. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Disciplined Stock Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

Expenses paid per $1,000†	$ 4.96
Ending value (after expenses)	$ 994.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

Expenses paid per $1,000†	$ 5.02
Ending value (after expenses)	$ 1,019.89

† Expenses are equal to the fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2016 (Unaudited)

Common Stocks - 99.4%	Shares		Value ($)
Automobiles & Components - .5%
Tesla Motors	11,060	[a,b]	2,662,806
Banks - 7.5%
Citigroup	197,352		9,133,451
JPMorgan Chase & Co.	342,575		21,650,740
PNC Financial Services Group	106,112		9,314,511
			40,098,702
Capital Goods - 4.5%
Honeywell International	51,433		5,877,249
Raytheon	59,453		7,511,887
United Technologies	103,876		10,841,538
			24,230,674
Consumer Services - 2.0%
Carnival	219,582		10,770,497
Diversified Financials - 7.5%
Capital One Financial	73,853		5,346,219
Charles Schwab	220,830		6,273,780
Goldman Sachs Group	41,290		6,776,102
Morgan Stanley	162,078		4,385,831
Synchrony Financial	268,504	[b]	8,208,167
Voya Financial	280,366		9,103,484
			40,093,583
Energy - 8.8%
EOG Resources	150,221		12,411,259
Hess	43,610		2,600,028
Occidental Petroleum	268,731		20,598,231
Phillips 66	63,051		5,177,118
Schlumberger	76,617		6,155,410
			46,942,046
Exchange-Traded Funds - .5%
SPDR S&P 500 ETF Trust	13,015		2,685,385
Food & Staples Retailing - .7%
CVS Health	38,725		3,891,862
Food, Beverage & Tobacco - 7.0%
ConAgra Foods	180,067		8,023,785
Kellogg	97,757		7,508,715
Molson Coors Brewing, Cl. B	81,674		7,810,485
PepsiCo	90,895		9,358,549

6

Common Stocks - 99.4% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 7.0% (continued)
Philip Morris International	49,853		4,891,576
			37,593,110
Health Care Equipment & Services - 5.6%
Boston Scientific	419,294	[b]	9,190,924
Cardinal Health	31,770		2,492,674
Medtronic	101,612		8,042,590
UnitedHealth Group	78,970		10,398,770
			30,124,958
Insurance - 5.7%
Allstate	49,382		3,212,299
American International Group	129,776		7,244,096
Hartford Financial Services Group	177,670		7,884,995
Prudential Financial	157,769		12,249,185
			30,590,575
Materials - 5.1%
CF Industries Holdings	196,459		6,496,899
Dow Chemical	148,512		7,813,216
Mosaic	96,641	[a]	2,704,982
Vulcan Materials	95,696		10,299,760
			27,314,857
Media - 4.7%
Interpublic Group of Companies	116,183		2,665,238
Omnicom Group	142,999		11,864,627
Time Warner	106,215		7,980,995
Viacom, Cl. B	67,353		2,754,738
			25,265,598
Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
Bristol-Myers Squibb	88,501		6,388,002
Eli Lilly & Co.	35,617		2,690,152
Merck & Co.	161,984		8,883,203
Pfizer	498,754		16,314,243
			34,275,600
Real Estate - .7%
Communications Sales & Leasing	168,459	[c]	3,913,303
Retailing - 3.6%
Amazon.com	10,381	[b]	6,847,204
Home Depot	59,495		7,965,786
Ulta Salon Cosmetics & Fragrance	21,638	[b]	4,506,763
			19,319,753

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials	330,897		6,773,462
Microchip Technology	139,505	[a]	6,778,548
Texas Instruments	223,480		12,747,299
			26,299,309
Software & Services - 12.2%
Alphabet, Cl. A	11,823	[b]	8,369,265
Alphabet, Cl. C	26,996	[b]	18,708,498
Citrix Systems	94,022	[b]	7,694,760
Cognizant Technology Solutions, Cl. A	55,881	[b]	3,261,774
Facebook, Cl. A	92,708	[b]	10,900,607
Oracle	135,969		5,419,724
salesforce.com	74,548	[b]	5,650,738
Visa, Cl. A	66,983		5,173,767
			65,179,133
Technology Hardware & Equipment - 5.2%
Apple	113,559		10,645,021
Cisco Systems	633,485		17,414,503
			28,059,524
Telecommunication Services - 4.3%
AT&T	449,263		17,440,390
Vodafone Group, ADR	165,188		5,408,255
			22,848,645
Transportation - 1.4%
Delta Air Lines	180,435		7,518,726
Utilities - .6%
NRG Yield, Cl. C	184,173	[a]	2,979,919
Total Common Stocks (cost $454,758,974)			532,658,565
Other Investment - 1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $6,500,155)	6,500,155	[d]	6,500,155

8

Investment of Cash Collateral for Securities Loaned - 1.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $5,959,104)	5,959,104	[d]	5,959,104
Total Investments (cost $467,218,233)	101.7%		545,117,824
Liabilities, Less Cash and Receivables	(1.7%)		(9,055,406)
Net Assets	100.0%		536,062,418

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt

a Security, or portion thereof, on loan. At April 30, 2016, the value of the fund’s securities on loan was $8,395,305 and the value of the collateral held by the fund was $8,787,374, consisting of cash collateral of $5,959,104 and U.S. Government & Agency securities valued at $2,828,270.

b Non-income producing security.

c Investment in real estate investment trust.

d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.2
Energy	8.8
Banks	7.5
Diversified Financials	7.5
Food, Beverage & Tobacco	7.0
Pharmaceuticals, Biotech & Life Sciences	6.4
Insurance	5.7
Health Care Equipment & Services	5.6
Technology Hardware & Equipment	5.2
Materials	5.1
Semiconductors & Semiconductor Equipment	4.9
Media	4.7
Capital Goods	4.5
Telecommunication Services	4.3
Retailing	3.6
Money Market Investments	2.3
Consumer Services	2.0
Transportation	1.4
Real Estate	.7
Food & Staples Retailing	.7
Utilities	.6
Automobiles & Components	.5
Exchange-Traded Funds	.5
101.7

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $8,395,305)—Note 1(b):
Unaffiliated issuers	454,758,974	532,658,565
Affiliated issuers	12,459,259	12,459,259
Cash		81,226
Receivable for investment securities sold		8,357,334
Dividends and securities lending income receivable		702,011
Receivable for shares of Common Stock subscribed		104,683
		554,363,078
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		433,829
Payable for investment securities purchased		11,684,250
Liability for securities on loan—Note 1(b)		5,959,104
Payable for shares of Common Stock redeemed		221,144
Accrued expenses		2,333
		18,300,660
Net Assets ($)		536,062,418
Composition of Net Assets ($):
Paid-in capital		457,706,031
Accumulated undistributed investment income—net		1,869,129
Accumulated net realized gain (loss) on investments		(1,412,333)
Accumulated net unrealized appreciation (depreciation) on investments		77,899,591
Net Assets ($)		536,062,418
Shares Outstanding
(245 million shares of $.001 par value Common Stock authorized)		16,922,402
Net Asset Value Per Share ($)		31.68

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	5,565,631
Affiliated issuers	3,345
Income from securities lending—Note 1(b)	33,612
Total Income	5,602,588
Expenses:
Management fee—Note 3(a)	2,370,965
Distribution fees—Note 3(b)	263,441
Directors’ fees—Note 3(a,c)	22,628
Loan commitment fees—Note 2	2,912
Total Expenses	2,659,946
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(22,628)
Net Expenses	2,637,318
Investment Income—Net	2,965,270
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(815,772)
Net unrealized appreciation (depreciation) on investments	(5,974,221)
Net Realized and Unrealized Gain (Loss) on Investments	(6,789,993)
Net (Decrease) in Net Assets Resulting from Operations	(3,824,723)

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	2,965,270	5,213,449
Net realized gain (loss) on investments	(815,772)	57,046,728
Net unrealized appreciation (depreciation) on investments	(5,974,221)	(25,663,507)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,824,723)	36,596,670
Dividends to Shareholders from ($):
Investment income—net	(2,818,289)	(4,792,211)
Net realized gain on investments	(57,360,586)	(60,119,282)
Total Dividends	(60,178,875)	(64,911,493)
Capital Stock Transactions ($):
Net proceeds from shares sold	6,656,604	13,247,735
Dividends reinvested	57,850,537	62,207,630
Cost of shares redeemed	(29,405,222)	(71,088,155)
Increase (Decrease) in Net Assets from Capital Stock Transactions	35,101,919	4,367,210
Total Increase (Decrease) in Net Assets	(28,901,679)	(23,947,613)
Net Assets ($):
Beginning of Period	564,964,097	588,911,710
End of Period	536,062,418	564,964,097
Undistributed investment income—net	1,869,129	1,722,148
Capital Share Transactions (Shares):
Shares sold	214,635	377,080
Shares issued for dividends reinvested	1,824,646	1,817,819
Shares redeemed	(926,692)	(2,036,240)
Net Increase (Decrease) in Shares Outstanding	1,112,589	158,659

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2016		Year Ended October 31,
(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	35.74	37.63	40.23	32.56	29.35	28.54
Investment Operations:
Investment income—net[a]	.18	.32	.24	.32	.27	.23
Net realized and unrealized gain (loss) on investments	(.40)	1.96	3.86	7.67	3.22	.79
Total from Investment Operations	(.22)	2.28	4.10	7.99	3.49	1.02
Distributions:
Dividends from investment income—net	(.18)	(.30)	(.24)	(.32)	(.28)	(.21)
Dividends from net realized gain on investments	(3.66)	(3.87)	(6.46)	–	–	–
Total Distributions	(3.84)	(4.17)	(6.70)	(.32)	(.28)	(.21)
Net asset value, end of period	31.68	35.74	37.63	40.23	32.56	29.35
Total Return (%)	(.60)[b]	6.62	11.91	24.72	11.95	3.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[c]	1.01	1.01	1.01	1.01	1.01
Ratio of net expenses to average net assets	1.00[c]	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income to average net assets	1.13[c]	.90	.65	.90	.85	.76
Portfolio Turnover Rate	21.40[b]	65.96	69.22	118.87	70.82	84.19
Net Assets, end of period ($ x 1,000)	536,062	564,964	588,912	584,025	522,560	516,493

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Disciplined Stock Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

14

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities— Domestic Common Stocks†	524,564,925	–	–	524,564,925
Equity Securities— Foreign Common Stocks†	5,408,255	–	–	5,408,255
Exchange— Traded Funds	2,685,385	—	—	2,685,385
Mutual Funds	12,459,259	–	–	12,459,259

† See Statement of Investments for additional detailed categorizations.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

16

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2016, The Bank of New York Mellon earned $10,138 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	1,832,404	64,161,160	59,493,409	6,500,155	1.2
Dreyfus Institutional Cash Advantage Fund	—	63,761,178	57,802,074	5,959,104	1.1
Total	1,832,404	127,922,338	117,295,483	12,459,259	2.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $23,960,430 and long-term capital gains $40,951,063. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective,

18

policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2016, fees reimbursed by Dreyfus amounted to $22,628.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund may pay annually up to .10% of the value of its average daily net assets to compensate BNY Mellon and Dreyfus for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of fund shares. During the period ended April 30, 2016, the fund was charged $263,441 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $396,386 and Distribution Plan fees $44,046, which are offset against an expense reimbursement currently in effect in the amount of $6,603.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2016, amounted to $114,189,669 and $137,845,372, respectively.

At April 30, 2016, accumulated net unrealized appreciation on investments was $77,899,591, consisting of $86,113,443 gross unrealized appreciation and $8,213,852 gross unrealized depreciation.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

20

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 24-25, 2016, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

“Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally below the Performance Group and Performance Universe medians for the various periods, but that the fund’s total return performance was in the first quartile of the Performance Group and Performance Universe for the one-year period. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its

22

affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s improved performance.

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

24

NOTES

25

For More Information

Dreyfus Disciplined Stock Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DDSTX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0728SA0416

Dreyfus Opportunistic Fixed Income Fund

SEMIANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Opportunistic Fixed Income Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Fixed Income Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015, through April 30, 2016, as provided by David Leduc, CFA, David Horsfall, CFA, and Raman Srivastava, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Opportunistic Fixed Income Fund’s Class A shares produced a total return of -5.61%, Class C shares returned -5.98%, Class I shares returned -5.53%, and Class Y shares returned -5.48%.1 In comparison, the Citibank 30-day Treasury Bill Index (the “Index”) achieved a total return of 0.07% for the same period.2

Fixed-income securities encountered heightened volatility during the reporting period in response to global economic developments. The fund lagged its benchmark, mainly due to its exposure to some of the riskier areas of the market.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income. To pursue its goal, we typically allocate the fund’s assets across four sectors of the fixed-income market: U.S. high yield bonds rated below investment grade; U.S. government, investment grade corporate and mortgage-backed securities; foreign debt securities of developed markets; and foreign debt securities of emerging markets.

Our analysis of top-down quantitative and macroeconomic factors guides the allocation of assets among market sectors, industries, and positioning along the yield curve. Using fundamental analysis, we seek to identify individual securities with high current income, as well as appreciation potential, based on relative value, credit upgrade probability, and extensive research into the credit history and current financial strength of the securities’ issuers.

Higher Quality Bonds Outperformed Risker Assets

Fixed income markets proved volatile over the reporting period amid concerns about global economic conditions. Most notably, an economic slowdown in China and sharply falling commodity prices during the fall of 2015 triggered a flight to traditional safe havens, hurting riskier corporate bonds while sending yields of high-quality U.S. government securities lower. Expectations that the Federal Reserve Board (the “Fed”) would begin to raise short-term interest rates for the first time in nearly 10 years, as indeed it did in December, also contributed to heightened market turbulence.

Higher quality bonds continued to rally and riskier securities lost value in January 2016 in response to more disappointing economic data from China, declines in crude oil prices to multi-year lows, and renewed worries that international weakness might derail the U.S. recovery. Intensifying demand for high-quality U.S. investments continued to put downward pressure on Treasury yields, helping the broad U.S. bond market to produce positive total returns in an otherwise challenging investment climate for riskier assets.

However, the market’s trajectory changed dramatically in mid-February, when comments from the Fed suggested that U.S. policymakers would proceed cautiously before implementing additional rate hikes. In addition, energy-related commodity prices began to rebound, and China and the European Central Bank announced new stimulus measures. Investors regained confidence, and riskier corporate bonds began to rebound from previous weakness. Nonetheless, lower quality fixed income securities generally lagged their higher quality counterparts for the reporting period overall.

High Yield Exposure Undermined Fund Results

The fund’s performance compared to its benchmark was hampered by exposure to lower rated, higher yielding corporate bonds. These securities, which are not represented in the benchmark, were hard hit by declining investor sentiment and rising default rates among issuers in the volatile energy sector.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Investment-grade corporate bonds also struggled in this environment, but to a lesser degree than high yield securities. While commercial mortgage-backed securities held up relatively well during the market downturn over the reporting period’s first half, they trailed broad market averages when investor sentiment improved. Finally, the fund’s currency strategy was hurt by a long position in the U.S. dollar at a time when most foreign currencies rallied.

The fund achieved better relative results from its interest rate strategies. A relatively long average duration in the United States and Australia added value as interest rates fell. In addition, inflation-indexed sovereign bonds made a modestly positive contribution to relative performance during the reporting period.

A More Balanced Investment Posture

While we expect commodity prices to stabilize near current levels, it appears that economic headwinds in overseas markets are likely to persist. Meanwhile, a growing U.S. economy could prompt the Fed to implement additional rate hikes at some point in 2016. Therefore, we have positioned the fund to withstand continued volatility in fixed income markets.

As of the reporting period’s end, we have moderated some of the fund’s heavier positions, trimming allocations to high-yield and investment-grade corporate bonds. We also have reduced the fund’s average duration to a less constructive position. Conversely, we have increased the fund’s holdings of inflation-indexed securities and local currency-denominated bonds from certain emerging markets that reflect attractive valuations. Finally, we have adjusted our currency strategy to favor Latin American currencies over Asian currencies and the U.S. dollar. In our view, these changes position the fund well for rising U.S. interest rates and sluggish overseas growth.

May 16, 2016

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charges. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2017, at which time it may be extended, modified, or terminated. Past performance is no guarantee of future results.

²  SOURCE: Lipper, Inc. - U.S. Treasury Bill Indices. These indices measure return equivalents of yield averages that are not marked to market. For example, the U.S. 1-Month and 3-Month Treasury Bill Indices consist of the last one-month and three-month Treasury bill month-end rates, respectively. Returns for these indices are calculated on a monthly basis only.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Fixed Income Fund from November 1, 2016 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 4.35	$ 7.96	3.14	$ 2.76
Ending value (after expenses)	$ 943.90	$ 940.20	944.70	$ 945.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 4.52	$ 8.27	$ 3.27	$ 2.87
Ending value (after expenses)	$ 1,020.39	$ 1,016.66	$ 1,021.63	$ 1,022.03

† Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.65% for Class C, .65% for Class I and .57% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Bonds and Notes - 92.9%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Asset-Backed Certificates - 3.9%
AVANT Loans Funding Trust, Ser. 2016-A, Cl. A	4.11	5/15/19	1,450,797	[b]	1,450,321
CIT Equipment Collateral, Ser. 2014-VT1, Cl. C	2.65	2/20/20	1,475,000	[b]	1,491,638
Conn's Receivables Funding, Ser. 2016-A, Cl. A	4.68	4/16/18	743,635	[b]	746,801
OneMain Financial Issuance Trust, Ser. 2014-1A, Cl. B	3.24	6/18/24	4,000,000	[b]	3,978,044
OneMain Financial Issuance Trust, Ser. 2016-1A, Cl. A	3.66	2/20/29	1,950,000	[b]	1,965,580
OneMain Financial Issuance Trust, Ser. 2016-2A, Cl. A	4.10	3/20/28	1,100,000	[b]	1,127,365
Springleaf Funding Trust, Ser. 2015-AA, Cl. B	3.62	11/15/24	1,925,000	[b]	1,858,822
Trafigura Securitisation Finance, Ser. 2014-1A, Cl. B	2.68	10/15/21	1,560,000	[b,c]	1,545,274
				14,163,845
Asset-Backed Ctfs./Auto Receivables - 4.9%
AmeriCredit Automobile Receivables Trust, Ser. 2016-1, Cl. D	3.59	2/8/22	2,975,000		2,990,974
AmeriCredit Automobile Receivables Trust, Ser. 2016-2, Cl. B	2.21	5/10/21	500,000		501,257
Capital Auto Receivables Asset Trust, Ser. 2014-3, Cl. D	3.14	2/20/20	1,250,000		1,236,777
DT Auto Owner Trust, Ser. 2016-1A, Cl. C	3.54	10/15/21	2,000,000	[b]	1,996,224
GM Financial Automobile Leasing Trust, Ser. 2014-1A, Cl. D	2.51	3/20/19	3,500,000	[b]	3,491,700
GM Financial Automobile Leasing Trust, Ser. 2015-1, Cl. D	3.01	3/20/20	1,650,000		1,625,916
GM Financial Automobile Leasing Trust, Ser. 2016-1, Cl. B	2.59	3/20/20	1,145,000		1,148,472
GO Financial Auto Securitization Trust, Ser. 2015-1, Cl. B	3.59	10/15/20	2,850,000	[b]	2,841,469
Westlake Automobile Receivables Trust, Ser. 2014-2A, Cl. D	2.86	7/15/21	1,875,000	[b]	1,835,128
				17,667,917
Asset-Backed Ctfs./Home Equity Loans - 3.5%
ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-HE2, Cl. A2C	0.60	5/25/36	675,703	[c]	615,264
Asset Backed Securities Corporation Home Equity Loan Trust, Ser. 2007-HE1, Cl. A4	0.58	12/25/36	3,641,132	[c]	2,954,959
Carrington Mortgage Loan Trust, Ser. 2006-NC5, Cl. A2	0.55	1/25/37	4,567,803	[c]	3,354,719
Countrywide Asset-Backed Certificates, Ser. 2004-1, Cl. M5	2.01	1/25/34	1,786,925	[c]	1,682,245
HSI Asset Securitization Corp. Trust, Ser. 2005-I1, Cl. 2A3	0.73	11/25/35	1,333,454	[c]	1,274,689
JP Morgan Mortgage Acquisition Trust, Ser. 2007-CH1, Cl. AF6	5.50	11/25/36	609,967	[c]	613,913

6

Bonds and Notes - 92.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Asset-Backed Ctfs./Home Equity Loans - 3.5% (continued)
MASTR Asset Backed Securities Trust, Ser. 2006-AM2, Cl. A3	0.61	6/25/36	1,186,530	[c]	910,499
Morgan Stanley ABS Capital I Trust, Ser. 2006-NC4, Cl. A2C	0.59	6/25/36	355,674	[c]	305,767
Structured Asset Securities Corp., Ser. 2002-BC1, Cl. M2	3.89	8/25/32	926,082	[c]	883,392
				12,595,447
Casinos - .9%
International Game Technology, Sr. Scd. Notes	6.25	2/15/22	2,000,000	[b]	2,045,400
Scientific Games International, Gtd. Notes	10.00	12/1/22	1,635,000		1,359,503
				3,404,903
Commercial Mortgage Pass-Through Ctfs. - 12.2%
A10 Term Asset Financing, Ser. 2013-2, Cl. A	2.62	11/15/27	328,170	[b]	325,018
Banc of America Commercial Mortgage Trust, Ser. 2007-2, Cl. AJ	5.63	4/10/49	5,930,000	[c]	5,723,261
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	3,108,000		3,025,179
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR16, Cl. AJ	5.72	6/11/40	3,125,000	[c]	3,070,459
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR17, Cl. AJ	5.89	6/11/50	925,000	[c]	919,644
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR18, Cl. AJ	6.19	6/11/50	1,025,000	[c]	976,174
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Cl. AJ	5.71	12/10/49	2,900,000	[c]	2,354,343
Commercial Mortgage Trust, Ser. 2015-CR23, Cl. CMD	3.68	5/10/48	4,100,000	[b,c]	3,737,345
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2006-CB17, Cl. AM	5.46	12/12/43	730,000		716,627
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2007-LD12, Cl. AJ	6.01	2/15/51	3,105,000	[c]	2,985,135
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2007-LDPX, Cl. AM	5.46	1/15/49	3,000,000	[c]	2,962,298
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2014-INN, Cl. E	4.03	6/15/29	3,375,000	[b,c]	3,277,929
LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Cl. AJ	6.32	7/15/40	1,573,000	[c]	1,563,604
ML-CFC Commercial Mortgage Trust, Ser. 2006-4, Cl. AJ	5.24	12/12/49	3,075,000		3,060,039
ML-CFC Commercial Mortgage Trust, Ser. 2007-9, Cl. AJ	6.18	9/12/49	1,310,000	[c]	1,140,066
Morgan Stanley Capital I Trust, Ser. 2007-IQ14, Cl. AM	5.68	4/15/49	2,400,000	[c]	2,393,778

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 92.9% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Commercial Mortgage Pass-Through Ctfs. - 12.2% (continued)
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C24, Cl. AJ		5.66	3/15/45	426,438	[c]	425,976
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Cl. AJ		5.37	11/15/48	1,925,000	[c]	1,883,662
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Cl. AJ		5.89	6/15/49	3,950,000	[c]	3,846,507
					44,387,044
Consumer Discretionary - .5%
GLP Capital, Gtd. Notes		5.38	4/15/26	1,080,000		1,128,600
Newell Rubbermaid, Sr. Unscd. Notes		2.60	3/29/19	730,000		747,403
					1,876,003
Consumer Staples - .9%
JBS USA Finance, Sr. Unscd. Notes		5.75	6/15/25	2,440,000	[b]	2,257,000
Kraft Heinz Foods, Scd. Notes		4.88	2/15/25	870,000	[b]	963,340
					3,220,340
Energy - 5.2%
Cimarex Energy, Gtd. Notes		5.88	5/1/22	1,055,000		1,103,704
Continental Resources, Gtd. Notes		5.00	9/15/22	735,000	[d]	689,981
Continental Resources, Gtd. Notes		3.80	6/1/24	1,025,000	[d]	878,938
Kinder Morgan, Sr. Unscd. Notes		7.80	8/1/31	1,000,000		1,085,917
Lukoil International Finance, Gtd. Notes		6.13	11/9/20	1,100,000		1,179,987
Lukoil International Finance, Gtd. Notes		4.56	4/24/23	1,100,000		1,074,563
MMC Norilsk Nickel, Sr. Unscd. Notes		4.38	4/30/18	1,900,000	[d]	1,943,092
NRG Energy, Gtd. Notes		6.25	7/15/22	1,450,000		1,428,714
Odebrecht Offshore Drilling Finance, Sr. Scd. Notes		6.75	10/1/23	1,736,815	[d]	243,154
Petrobras Global Finance, Gtd. Notes		6.13	10/6/16	4,995,000	[d]	5,057,437
Transocean, Gtd. Notes		3.75	10/15/17	2,555,000	[c,d]	2,465,575
Unit, Gtd. Notes		6.63	5/15/21	2,350,000		1,603,875
					18,754,937
Financials - 12.5%
AerCap Ireland Capital, Gtd. Notes		4.63	10/30/20	2,000,000		2,087,500
Allianz, Jr. Sub. Bonds	EUR	3.38	9/29/49	1,400,000	[c]	1,618,794
Allianz Finance II, Gtd. Notes	EUR	5.75	7/8/41	1,500,000	[c]	2,005,268

8

Bonds and Notes - 92.9% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Financials - 12.5% (continued)
Ally Financial, Gtd. Notes		4.75	9/10/18	1,800,000		1,849,500
Ally Financial, Sr. Unscd. Notes		3.60	5/21/18	1,820,000		1,833,650
AXA, Jr. Sub. Notes	EUR	5.78	7/29/49	3,895,000	[c]	4,504,609
Bank of America, Sub. Notes		4.25	10/22/26	1,900,000		1,946,022
Citigroup, Sub. Notes		4.30	11/20/26	1,900,000		1,948,933
Citizens Bank, Sr. Unscd. Notes		2.50	3/14/19	1,700,000		1,720,359
Ford Motor Credit, Sr. Unscd. Notes		3.34	3/18/21	1,650,000		1,710,761
General Motors Financial, Gtd. Notes		3.10	1/15/19	1,925,000		1,973,878
General Motors Financial, Gtd. Notes		2.19	1/15/20	1,975,000	[c]	1,956,352
HUB International, Sr. Unscd. Notes		7.88	10/1/21	1,640,000	[b]	1,611,300
Intesa Sanpaolo, Gtd. Bonds		5.25	1/12/24	2,000,000		2,184,756
JPMorgan Chase & Co., Sr. Unscd. Notes		1.85	3/22/19	3,200,000		3,214,346
Vereit Operating Partnership, Gtd. Notes		2.00	2/6/17	3,165,000		3,176,077
Volkswagen Group of America Finance, Gtd. Notes		1.25	5/23/17	2,125,000	[b]	2,118,580
Volkswagen International Finance, Gtd. Notes		2.38	3/22/17	2,025,000	[b]	2,042,026
Wells Fargo & Co., Sub. Notes		4.30	7/22/27	1,850,000		1,975,776
ZFS Finance (USA) Trust V, Jr. Sub. Cap. Secs.		6.50	5/9/67	3,837,000	[b,c]	3,856,185
					45,334,672
Foreign/Governmental - 26.4%
Argentine Government, Sr. Unscd. Bonds		7.50	4/22/26	1,800,000	[b]	1,831,500
Argentine Government, Sr. Unscd. Notes		8.28	12/31/33	875,000		1,288,797
Argentine Government, Sr. Unscd. Notes	ARS	5.83	12/31/33	3,037,000	[e]	1,091,805
Australian Government, Sr. Unscd. Bonds, Ser. 139	AUD	3.25	4/21/25	9,750,000		7,877,582
Buenos Aires Province, Sr. Unscd. Notes		9.13	3/16/24	1,205,000	[b]	1,286,338
Canadian Government, Bonds	CAD	2.50	6/1/24	15,000,000		13,028,493
Central Bank of Argentina, Unscd. Notes	ARS	0.00	7/20/16	4,700,000	[f]	305,485
Central Bank of Argentina, Unscd. Notes	ARS	0.00	7/27/16	6,700,000	[f]	432,901
Dominican Republic Government, Sr. Unscd. Bonds		5.50	1/27/25	2,125,000		2,135,625
Ghanaian Government, Sr. Unscd. Bonds		8.50	10/4/17	3,925,000		3,934,812

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 92.9% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Foreign/Governmental - 26.4% (continued)
Hungarian Government, Bonds, Ser. 24/B	HUF	3.00	6/26/24	479,750,000		1,749,741
Hungarian Government, Bonds, Ser. 25/B	HUF	5.50	6/24/25	886,250,000		3,855,760
Italian Government, Sr. Unscd. Notes	EUR	2.35	9/15/24	4,050,000	[g]	5,323,347
Japanese Government, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	1,444,000,000	[h]	14,262,104
Mexican Government, Bonds, Ser. M	MXN	4.75	6/14/18	219,000,000		12,817,317
New Zealand Government, Sr. Unscd. Bonds	NZD	2.00	9/20/25	9,050,000		6,630,567
Peruvian Government, Sr. Unscd. Bonds	EUR	2.75	1/30/26	1,150,000		1,370,803
Petroleos Mexicanos, Gtd. Notes	EUR	3.75	3/15/19	1,100,000		1,309,944
Polish Government, Bonds, Ser. 0725	PLN	3.25	7/25/25	29,775,000		8,011,663
Romanian Government, Sr. Unscd. Notes	EUR	2.75	10/29/25	1,225,000	[b]	1,443,021
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/28	230,300,000		3,142,195
Singapore Government, Sr. Unscd. Bonds	SGD	2.38	6/1/25	3,800,000		2,921,483
					96,051,283
Health Care - 1.2%
Endo Finance, Gtd. Notes		6.00	7/15/23	2,465,000	[b]	2,431,106
Mylan, Gtd. Notes		3.00	12/15/18	900,000	[b]	916,100
Tenet Healthcare, Sr. Unscd. Notes		6.75	6/15/23	1,100,000	[d]	1,090,375
					4,437,581
Industrials - .9%
FedEx, Gtd. Notes	EUR	1.00	1/11/23	150,000		171,517
FedEx, Gtd. Notes		3.25	4/1/26	470,000		488,181
FedEx, Gtd. Notes	EUR	1.63	1/11/27	850,000		963,469
United Rentals North America, Gtd. Notes		5.50	7/15/25	1,550,000		1,547,232
					3,170,399
Information Technology - 1.6%
Apple, Sr. Unscd. Notes		3.25	2/23/26	1,660,000		1,738,775
Ensemble S Merger Sub, Sr. Notes		9.00	9/30/23	2,100,000	[b]	2,092,125
First Data, Gtd. Notes		7.00	12/1/23	900,000	[b]	928,125
Infor US, Gtd. Notes		6.50	5/15/22	990,000		918,730
					5,677,755

10

Bonds and Notes - 92.9% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Materials - 3.7%
Ardagh Packaging Finance, Sr. Scd. Notes		3.63	12/15/19	1,315,000	[b,c]	1,331,273
Beverage Packaging Holdings II, Gtd. Notes		6.00	6/15/17	3,800,000	[b]	3,795,250
BWAY Holding, Sr. Unscd. Notes		9.13	8/15/21	1,550,000	[b]	1,491,875
Glencore Funding, Gtd. Notes		2.13	4/16/18	425,000	[b]	411,539
Glencore Funding, Gtd. Notes		1.99	1/15/19	3,050,000	[b,c]	2,867,000
Teck Resources, Gtd. Notes		3.85	8/15/17	2,635,000		2,592,181
Teck Resources, Gtd. Notes		2.50	2/1/18	1,025,000	[d]	978,875
					13,467,993
Municipal Bonds - 1.1%
Georgetown University, GO (Insured; National Public Finance Guarantee Corp.)		0.77	4/1/29	4,500,000		4,162,500
Residential Mortgage Pass-Through Ctfs. - 1.3%
GSR Mortgage Loan Trust, Ser. 2005-8F, Cl. 2A6		5.50	11/25/35	3,810,942		3,749,383
Residential Asset Securitization Trust, Ser. 05-A4, Cl. A1		0.89	4/25/35	1,435,684	[c]	1,060,071
					4,809,454
Telecommunications - 2.1%
Alcatel-Lucent USA, Sr. Unscd. Notes		6.45	3/15/29	580,000		623,500
British Telecommunications, Sr. Unscd. Notes	EUR	0.63	3/10/21	1,425,000		1,623,928
Digicel Group, Sr. Unscd. Notes		8.25	9/30/20	2,352,000	[b]	2,157,960
GTH Finance, Gtd. Notes		6.25	4/26/20	825,000	[b]	833,250
Interoute Finco, Sr. Scd. Bonds	EUR	7.38	10/15/20	875,000	[b]	1,091,496
Sprint, Gtd. Notes		7.88	9/15/23	1,900,000		1,491,500
					7,821,634
U.S. Government Agencies/Mortgage-Backed - .2%
Government National Mortgage Association, Ser. 2011-53 (Interest Only)		0.44	5/16/51	521,734	[c,i]	17,965
Government National Mortgage Association, Ser. 2011-77 (Interest Only)		0.66	4/16/42	531,133	[c,i]	18,008
Government National Mortgage Association, Ser. 2012-125 (Interest Only)		0.50	2/16/53	22,803,424	[c,i]	840,536
					876,509
U.S. Government Securities - 9.4%
U.S. Treasury Bonds		2.50	2/15/46	1,500,000		1,447,734

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 92.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
U.S. Government Securities - 9.4% (continued)
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/26	18,884,122	[j]	19,846,287
U.S. Treasury Notes	1.63	2/15/26	13,175,000		12,938,772
				34,232,793
Utilities - .5%
Calpine, Sr. Unscd. Notes	5.50	2/1/24	1,000,000		1,015,000
Dynegy, Gtd. Notes	7.38	11/1/22	840,000	[d]	833,935
				1,848,935
Total Bonds and Notes (cost $338,971,019)			337,961,944
Floating Rate Loan Interests - 3.4%
Consumer Discretionary - 1.0%
Dollar Tree, Term Loan	3.50	3/9/22	1,323,782	[c]	1,332,333
Hilton Worldwide Finance, Initial Term Loan	3.50	9/23/20	946,263	[c]	950,890
Univar, Term Loan	4.25	6/24/22	1,564,382	[c]	1,549,575
				3,832,798
Financials - .6%
Capital Automotive, Tranche B-1 Term Loan	4.00	4/10/19	2,115,964	[c]	2,126,809
Health Care - 1.2%
Catalent Pharma Solutions, Dollar Term Loan	4.25	5/7/21	2,125,429	[c]	2,140,041
Onex Carestream Finance, First Lien Term Loan	5.00	6/7/19	2,472,538	[c]	2,385,999
				4,526,040
Information Technology - .3%
Avago Technologies Cayman Finance, Term B-1 Dollar Loan	4.25	11/11/22	1,000,000	[c]	1,002,055
Materials - .3%
Ineos, Term Loan	3.75	12/15/20	981,971	[c]	973,992
Total Floating Rate Loan Interests (cost $12,544,732)			12,461,694
Options Purchased - .0%			Face Amount Covered by Contracts		Value ($)
Call Options - .0%
U.S. Treasury 10 Year Notes, May 2016 @ $130 (cost $135,762)			309,000		168,984
Short-Term Investments - 1.4%

U.S. Treasury Bills (cost $4,895,348)	0.36	9/15/16	4,902,000	[k]	4,897,397

12

Other Investment - 1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $3,866,247)	3,866,247	[l] 3,866,247
Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $5,980,891)	5,980,891	[l] 5,980,891
Total Investments (cost $366,393,999)	100.4%	365,337,157
Liabilities, Less Cash and Receivables	(0.4%)	(1,630,665)
Net Assets	100.0%	363,706,492

GO—General Obligation

a Principal amount stated in U.S. Dollars unless otherwise noted.

ARS—Argentine Peso
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro
HUF—Hungarian Forint
JPY—Japanese Yen
MXN—Mexican Peso
NZD—New Zealand Dollar
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $71,470,447 or 19.65% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security, or portion thereof, on loan. At April 30, 2016, the value of the fund’s securities on loan was $6,566,217 and the value of the collateral held by the fund was $6,860,851, consisting of cash collateral of $5,980,891 and U.S. Government & Agency securities valued at $879,960.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g Principal amount for accrual purposes is periodically adjusted based on changes in the Italian Consumer Price Index.

h Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.

i Notional face amount shown.

j Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

k Held by or on behalf of a counterparty for open financial futures contracts.

l Investment in affiliated money market mutual fund.

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	30.0
Foreign/Governmental	26.4
Asset-Backed	12.3
Commercial Mortgage-Backed	12.2
U.S. Government and Agency/Mortgage-Backed	9.6
Short-Term/Money Market Investments	4.1
Floating Rate Loan Interests	3.4
Residental Mortgage-Backed	1.3
Municipal Bonds	1.1
Options Purchased	.0
100.4

† Based on net assets.

See notes to financial statements.

14

STATEMENT OF FINANCIAL FUTURES
April 30, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) at 04/30/2016 ($)

Financial Futures Long
Australian 10 Year Bond	39	3,874,080	June 2016	34,934
Australian 3 Year Bond	408	34,762,634	June 2016	95,738
Financial Futures Short
Euro-Bobl	35	(5,244,069)	June 2016	20,520
Euro-Bond	172	(31,882,196)	June 2016	273,349
Japanese 10 Year Bond	13	(18,509,117)	June 2016	43,641
U.S. Treasury 10 Year Notes	259	(33,686,187)	June 2016	(82,272)
U.S. Treasury 2 Year Notes	140	(30,607,500)	June 2016	(74,912)
U.S. Treasury 5 Year Notes	185	(22,369,102)	June 2016	(112,537)
Gross Unrealized Appreciation				468,182
Gross Unrealized Depreciation				(269,721)

See notes to financial statements.

15

STATEMENT OF OPTIONS WRITTEN

April 30, 2016 (Unaudited)

	Face Amount Covered by Contracts ($)	Value ($)
Put Options:
U.S. Treasury 10 Year Notes
May 2016 @ $128.5	309,000	(33,796)
Total Options Written (premiums received $42,878)		(33,796)

See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,566,217)—Note 1(c):
Unaffiliated issuers	356,546,861	355,490,019
Affiliated issuers	9,847,138	9,847,138
Cash denominated in foreign currency	623,728	637,749
Receivable for investment securities sold		6,654,735
Dividends, interest and securities lending income receivable		3,267,734
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,788,976
Cash collateral held by broker—Note 4		938,378
Receivable for shares of Common Stock subscribed		384,415
Receivable for futures variation margin—Note 4		60,176
Receivable for swap variation margin—Note 4		9,656
Prepaid expenses		39,942
		379,118,918
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		267,659
Cash overdraft due to Custodian		147,487
Liability for securities on loan—Note 1(c)		5,980,891
Payable for investment securities purchased		4,921,793
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		2,606,763
Payable for shares of Common Stock redeemed		1,301,469
Outstanding options written, at value (premiums received $42,878)—See Statement of Options Written—Note 4		33,796
Accrued expenses		152,568
		15,412,426
Net Assets ($)		363,706,492
Composition of Net Assets ($):
Paid-in capital		480,519,318
Accumulated undistributed investment income—net		3,511,095
Accumulated net realized gain (loss) on investments		(118,039,588)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including $198,461 net unrealized appreciation on financial futures) and ($1,068,191) net unrealized (depreciation) on centrally cleared swap transactions		(2,284,333)
Net Assets ($)		363,706,492

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	105,087,176	42,260,037	137,665,831	78,693,448
Shares Outstanding	9,452,466	3,806,140	12,399,319	7,090,501
Net Asset Value Per Share ($)	11.12	11.10	11.10	11.10

See notes to financial statements.

17

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Interest	11,856,281
Dividends from affiliated issuers	24,773
Income from securities lending—Note 1(c)	119,169
Total Income	12,000,223
Expenses:
Management fee—Note 3(a)	1,240,108
Shareholder servicing costs—Note 3(c)	406,451
Distribution fees—Note 3(b)	189,659
Professional fees	41,510
Registration fees	37,000
Custodian fees—Note 3(c)	32,195
Prospectus and shareholders’ reports	20,973
Directors’ fees and expenses—Note 3(d)	20,453
Loan commitment fees—Note 2	5,106
Miscellaneous	32,018
Total Expenses	2,025,473
Less—reduction in expenses due to undertaking—Note 3(a)	(1,904)
Less—reduction in fees due to earnings credits—Note 3(c)	(161)
Net Expenses	2,023,408
Investment Income—Net	9,976,815
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(50,644,972)
Net realized gain (loss) on options transactions	1,119,466
Net realized gain (loss) on financial futures	130,403
Net realized gain (loss) on swap transactions	(17,839,477)
Net realized gain (loss) on forward foreign currency exchange contracts	(998,862)
Net Realized Gain (Loss)	(68,233,442)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	20,225,137
Net unrealized appreciation (depreciation) on options transactions	123,845
Net unrealized appreciation (depreciation) on financial futures	(813,434)
Net unrealized appreciation (depreciation) on swap transactions	5,282,372
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,559,560)
Net Unrealized Appreciation (Depreciation)	23,258,360
Net Realized and Unrealized Gain (Loss) on Investments	(44,975,082)
Net (Decrease) in Net Assets Resulting from Operations	(34,998,267)

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	9,976,815	26,554,775
Net realized gain (loss) on investments	(68,233,442)	(34,893,676)
Net unrealized appreciation (depreciation) on investments	23,258,360	(16,792,460)
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,998,267)	(25,131,361)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(7,494,469)	(9,340,283)
Class C	(2,056,071)	(2,497,339)
Class I	(10,532,090)	(19,169,864)
Class Y	(3,898,331)	(1,256,164)
Total Dividends	(23,980,961)	(32,263,650)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	13,334,784	130,299,805
Class C	3,210,067	29,495,217
Class I	31,454,025	249,680,391
Class Y	23,489,789	94,022,382
Dividends reinvested:
Class A	6,993,896	7,970,824
Class C	1,344,570	1,554,479
Class I	7,223,925	12,630,837
Class Y	1,195,703	550,966
Cost of shares redeemed:
Class A	(92,273,025)	(110,966,407)
Class C	(21,265,768)	(19,872,824)
Class I	(195,018,039)	(260,287,029)
Class Y	(24,519,482)	(8,936,195)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(244,829,555)	126,142,446
Total Increase (Decrease) in Net Assets	(303,808,783)	68,747,435
Net Assets ($):
Beginning of Period	667,515,275	598,767,840
End of Period	363,706,492	667,515,275
Undistributed investment income—net	3,511,095	17,515,241

19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	1,149,397	10,059,054
Shares issued for dividends reinvested	605,149	620,070
Shares redeemed	(8,191,964)	(8,677,350)
Net Increase (Decrease) in Shares Outstanding	(6,437,418)	2,001,774
Class C
Shares sold	279,353	2,273,947
Shares issued for dividends reinvested	116,417	121,184
Shares redeemed	(1,851,521)	(1,561,750)
Net Increase (Decrease) in Shares Outstanding	(1,455,751)	833,381
Class I
Shares sold	2,751,285	19,204,904
Shares issued for dividends reinvested	625,045	981,897
Shares redeemed	(16,992,718)	(20,521,056)
Net Increase (Decrease) in Shares Outstanding	(13,616,388)	(334,255)
Class Y
Shares sold	2,044,634	7,336,363
Shares issued for dividends reinvested	103,782	43,562
Shares redeemed	(2,152,667)	(716,343)
Net Increase (Decrease) in Shares Outstanding	(4,251)	6,663,582

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2016		Year Ended October 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	12.31	13.29	13.08	13.38	12.84	13.44
Investment Operations:
Investment income—net[a]	.22	.48	.43	.36	.46	.51
Net realized and unrealized gain (loss) on investments	(.90)	(.85)	.06	(.02)	.64	(.54)
Total from Investment Operations	(.68)	(.37)	.49	.34	1.10	(.03)
Distributions:
Dividends from investment income—net	(.51)	(.61)	(.28)	(.37)	(.51)	(.57)
Dividends from net realized gain on investments	—	—	—	(.27)	(.05)	—
Total Distributions	(.51)	(.61)	(.28)	(.64)	(.56)	(.57)
Net asset value, end of period	11.12	12.31	13.29	13.08	13.38	12.84
Total Return (%)[b]	(5.61)[c]	(2.93)	3.77	2.54	8.85	(.24)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90[d]	.89	.98	1.23	1.51	1.44
Ratio of net expenses to average net assets	.90[d]	.89	.97	1.10	1.10	1.10
Ratio of net investment income to average net assets	3.94[d]	3.70	3.25	2.78	3.58	3.88
Portfolio Turnover Rate	87.91[c]	182.35	230.83	304.46	267.60	309.54[e]
Net Assets, end of period ($ x 1,000)	105,087	195,629	184,506	85,719	24,830	27,735

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended October 31, 2011 was 303.56%.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2016		Year Ended October 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	12.27	13.24	13.03	13.34	12.79	13.39
Investment Operations:
Investment income—net[a]	.18	.38	.33	.25	.36	.42
Net realized and unrealized gain (loss) on investments	(.90)	(.85)	.06	(.02)	.64	(.55)
Total from Investment Operations	(.72)	(.47)	.39	.23	1.00	(.13)
Distributions:
Dividends from investment income—net	(.45)	(.50)	(.18)	(.27)	(.40)	(.47)
Dividends from net realized gain on investments	—	—	—	(.27)	(.05)	—
Total Distributions	(.45)	(.50)	(.18)	(.54)	(.45)	(.47)
Net asset value, end of period	11.10	12.27	13.24	13.03	13.34	12.79
Total Return (%)[b]	(5.98)[c]	(3.66)	3.02	1.72	8.08	(1.00)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.66[d]	1.65	1.72	2.01	2.30	2.22
Ratio of net expenses to average net assets	1.65[d]	1.65	1.70	1.85	1.85	1.85
Ratio of net investment income to average net assets	3.16[d]	2.94	2.52	1.98	2.84	3.15
Portfolio Turnover Rate	87.91[c]	182.35	230.83	304.46	267.60	309.54[e]
Net Assets, end of period ($ x 1,000)	42,260	64,587	58,623	16,352	4,277	4,746

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended October 31, 2011 was 303.56%.

See notes to financial statements.

22

Six Months Ended
April 30 ,2016		Year Ended October 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	12.30	13.28	13.07	13.38	12.84	13.44
Investment Operations:
Investment income—net[a]	.24	.52	.46	.36	.49	.51
Net realized and unrealized gain (loss) on investments	(.91)	(.85)	.07	—	.64	(.50)
Total from Investment Operations	(.67)	(.33)	.53	.36	1.13	.01
Distributions:
Dividends from investment income—net	(.53)	(.65)	(.32)	(.40)	(.54)	(.61)
Dividends from net realized gain on investments	—	—	—	(.27)	(.05)	—
Total Distributions	(.53)	(.65)	(.32)	(.67)	(.59)	(.61)
Net asset value, end of period	11.10	12.30	13.28	13.07	13.38	12.84
Total Return (%)	(5.53)[b]	(2.65)	4.06	2.74	9.13	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65[c]	.63	.72	.96	1.20	1.23
Ratio of net expenses to average net assets	.65[c]	.63	.69	.85	.85	.85
Ratio of net investment income to average net assets	4.22[c]	3.96	3.53	2.91	3.83	3.87
Portfolio Turnover Rate	87.91[b]	182.35	230.83	304.46	267.60	309.54[d]
Net Assets, end of period ($ x 1,000)	137,666	320,031	349,915	57,138	8,329	7,095

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended October 31, 2011 was 303.56%.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class Y Shares	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.30	13.28	13.07	13.07
Investment Operations:
Investment income—net[b]	.24	.50	.47	.13
Net realized and unrealized gain (loss) on investments	(.90)	(.83)	.07	(.07)
Total from Investment Operations	(.66)	(.33)	.54	.06
Distributions:
Dividends from investment income—net	(.54)	(.65)	(.33)	(.06)
Net asset value, end of period	11.10	12.30	13.28	13.07
Total Return (%)	(5.48)[c]	(2.59)	4.13	.42[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.57[d]	.58	.61	.85[d]
Ratio of net expenses to average net assets	.57[d]	.58	.60	.85[d]
Ratio of net investment income to average net assets	4.19[d]	4.00	3.61	2.88[d]
Portfolio Turnover Rate	87.91[c]	182.35	230.83	304.46
Net Assets, end of period ($ x 1,000)	78,693	87,269	5,724	1

a  From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Fixed Income Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek to maximize total return through capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

26

Investments in securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	44,427,209	—	44,427,209
Commercial Mortgage-Backed	—	44,387,044	—	44,387,044
Corporate Bonds†	—	109,015,152	—	109,015,152
Floating Rate Loan Interests	—	12,461,694	—	12,461,694
Foreign Government	—	96,051,283	—	96,051,283
Municipal Bonds†	—	4,162,500	—	4,162,500
Mutual Funds	9,847,138	—	—	9,847,138
Residential Mortgage-Backed	—	4,809,454	—	4,809,454
U.S. Government Agencies/Mortgage-Backed	—	876,509	—	876,509
U.S. Treasury	—	39,130,190	—	39,130,190
Other Financial Instruments:
Financial Futures††	468,182	—	—	468,182

28

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Forward Foreign Currency Exchange Contracts††	—	1,788,976	—	1,788,976
Options Purchased	168,984	—	—	168,984
Swaps††	—	12,896	—	12,896
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(269,721)	—	—	(269,721)
Forward Foreign Currency Exchange Contracts††	—	(2,606,763)	—	(2,606,763)
Options Written	(33,796)	—	—	(33,796)
Swaps††	—	(1,081,087)	—	(1,081,087)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2016, The Bank of New York Mellon earned $31,790 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	577,631	337,748,741	334,460,125	3,866,247	1.1
Dreyfus Institutional Cash Advantage Fund	51,796,551	88,959,002	134,774,662	5,980,891	1.6
Total	52,374,182	426,707,743	469,234,787	9,847,138	2.7

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a

30

decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 29, 2016, the Board declared a cash dividend of $.015, $.007, $.017 and $.020 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on May 2, 2016 (ex-dividend date), to shareholders of record as of the close of business on April 29, 2016.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $46,112,298 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2015. The fund has $30,011,299 of short-term capital losses and $16,100,999 of long-term capital losses which can carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $32,263,650. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed, from November 1, 2015 through February 29, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, Class C, Class I and Class Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .65%, .65%, .65% and .60% of

32

the value of the respective class’ average daily net assets. Dreyfus has contractually agreed, from March 1, 2016 through March 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (exclusive of certain expenses as described above) exceed .65% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $1,904 during the period ended April 30, 2016.

During the period ended April 30, 2016, the Distributor retained $2,751 from commissions earned on sales of the fund’s Class A shares and $15,249 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $189,659 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $191,163 and $63,220, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $6,894 for transfer agency services and $397 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $161.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $32,195 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $4,997 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $156,622, Distribution Plan fees $26,583, Shareholder Services Plan fees $31,584, custodian fees $49,904, Chief Compliance Officer fees $3,208 and transfer agency fees $1,662, which are offset against an expense reimbursement currently in effect in the amount of $1,904.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions during the period ended April 30, 2016, amounted to $420,686,149 and $694,777,179, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different

34

series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2016 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies, or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2016:

36

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain (Loss)($)
Contracts outstanding October 31, 2015	145,390,000	1,784,780
Contracts written	58,208,000	1,768,530
Contracts terminated:
Contracts closed	14,102,000	555,234	692,985	(137,751)
Contracts expired	189,187,000	2,955,198	—	2,955,198
Total contracts terminated	203,289,000	3,510,432	692,985	2,817,447
Contracts outstanding April 30, 2016	309,000	42,878

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2016:

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Barclays Bank
Peruvian New Sol,
Expiring
10/21/2016	31,535,000	8,924,380	9,403,951	479,571
Citigroup
Colombian Peso,
Expiring
6/15/2016	13,646,925,000	4,364,223	4,755,641	391,418
Swedish Krona,
Expiring
5/31/2016	126,945,000	15,661,009	15,826,282	165,273
Credit Suisse International
Russian Ruble,
Expiring
6/15/2016	233,650,000	3,422,355	3,560,226	137,871
Goldman Sachs International
Canadian Dollar,
Expiring
5/31/2016	1,325,000	1,057,800	1,056,030	(1,770)
Polish Zloty,
Expiring
6/15/2016	29,915,000	7,692,802	7,829,903	137,101
Russian Ruble,
Expiring
6/15/2016	277,990,000	4,010,242	4,235,854	225,612
HSBC
Indian Rupee,
Expiring
6/15/2016	275,345,000	4,123,165	4,112,788	(10,377)
JP Morgan Chase Bank
Argentine Peso,
Expiring
7/27/2016	12,900,000	854,304	848,563	(5,741)
Brazilian Real,
Expiring
6/2/2016	5,710,000	1,568,897	1,641,330	72,433
Indonesian Rupiah,
Expiring
6/15/2016	55,133,450,000	4,167,305	4,147,628	(19,677)
Singapore Dollar,
Expiring
5/31/2016	19,190,000	14,215,351	14,256,514	41,163

38

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
UBS
Mexican New Peso,
Expiring
6/15/2016	9,720,000	554,315	562,261	7,946
Sales:
Bank of America
Australian Dollar,
Expiring
5/31/2016	10,905,000	8,397,450	8,280,401	117,049
Citigroup
Brazilian Real,
Expiring
6/2/2016	5,710,000	1,576,042	1,641,330	(65,288)
Canadian Dollar,
Expiring
5/31/2016	31,565,000	24,911,333	25,157,422	(246,089)
Euro,
Expiring
5/31/2016	18,740,000	21,065,071	21,478,790	(413,719)
Mexican New Peso,
Expiring
6/15/2016	24,695,000	1,371,165	1,428,502	(57,337)
Goldman Sachs International
Colombian Peso,
Expiring
6/15/2016	2,297,470,000	758,241	800,616	(42,375)
HSBC
Mexican New Peso,
Expiring
6/15/2016	13,280,000	751,303	768,192	(16,889)
New Zealand Dollar,
Expiring
5/31/2016	15,145,000	10,407,356	10,556,461	(149,105)
Singapore Dollar,
Expiring
5/31/2016	34,575,000	25,534,508	25,686,242	(151,734)
JP Morgan Chase Bank
Hong Kong Dollar,
Expiring
1/19/2017	48,240,000	6,135,233	6,220,160	(84,927)

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank (continued)
Hungarian Forint,
Expiring
6/15/2016	1,614,300,000	5,780,516	5,921,856	(141,340)
Peruvian New Sol,
Expiring
10/21/2016	31,535,000	8,855,910	9,403,951	(548,041)
Polish Zloty,
Expiring
6/15/2016	32,035,000	8,398,328	8,384,789	13,539
Russian Ruble,
Expiring
6/15/2016	218,580,000	3,150,930	3,330,598	(179,668)
Singapore Dollar,
Expiring
5/3/2016	2,604,983	1,936,646	1,937,006	(360)
5/4/2016	3,466,505	2,577,366	2,577,615	(249)
Taiwan Dollar,
Expiring
6/15/2016	248,530,000	7,632,048	7,709,265	(77,217)
UBS
Japanese Yen,
Expiring
5/31/2016	1,511,800,000	13,824,775	14,219,635	(394,860)
Gross Unrealized Appreciation				1,788,976
Gross Unrealized Depreciation				(2,606,763)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded

40

upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are settled through an exchange and the exchange guarantees these swap against default. The following summarizes open interest rate swaps entered into by the fund at April 30, 2016:

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Centrally Cleared Interest Rate Swaps

Notional Amount ($)†	Currency/ Floating Rate	Counterparty	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation (Depreciation) ($)
273,000,000	JPY 6-MONTH LIBOR	JP Morgan Chase Bank	0.63	3/29/2046	(3,168)
100,000,000	USD - 6 MONTH LIBOR	JP Morgan Chase Bank	0.91	7/29/2017	(345,921)
128,000,000	JPY 6-MONTH LIBOR	JP Morgan Chase Bank	0.59	3/24/2046	11,490
147,000,000	USD - 6 MONTH LIBOR	JP Morgan Chase Bank	0.98	6/12/2017	(731,998)
469,000,000	JPY 6-MONTH LIBOR	JP Morgan Chase Bank	0.62	4/4/2046	1,406
Gross Unrealized Appreciation					12,896
Gross Unrealized Depreciation					(1,081,087)

† Clearing House-Chicago Mercantile Exchange

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2016, there were no credit default swap agreements outstanding.

42

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2016 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	650,062	[1,2,3]	Interest rate risk	(1,384,604)	[1,2,4]
Foreign exchange risk	1,788,976	[5]	Foreign exchange risk	(2,606,763)	[5]
Gross fair value of derivative contracts	2,439,038			(3,991,367)

Statement of Assets and Liabilities location:

[1]

Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of
Assets and Liabilities.

[2]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the
Statement of Assets and Liabilities.

[3]	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]	Outstanding options written, at value.
[5]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2016 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swaps Transactions	[4]	Total
Interest rate	130,403		(445,703)		-		(5,395,353)		(5,710,653)
Foreign Exchange	-		1,565,169		(998,862)		-		566,307
Credit	-		-		-		(12,444,124)		(12,444,124)
Total	130,403		1,119,466		(998,862)		(17,839,477)		(17,588,470)

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swaps Transactions	[8]	Total
Interest rate	(813,434)		395,246		-		4,124,817		3,706,629
Foreign Exchange	-		(271,401)		(1,559,560)		-		(1,830,961)
Credit	-		-		-		1,157,555		1,157,555
Total	(813,434)		123,845		(1,559,560)		5,282,372		3,033,223
Statement of Operations location:

[1]	Net realized gain (loss) on financial futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swaps transactions.
[5]	Net unrealized appreciation (depreciation) on financial futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	468,182	(269,721)
Options	168,984	(33,796)
Forward contracts	1,788,976	(2,606,763)
Swaps	12,896	(1,081,087)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	2,439,038	(3,991,367)
Derivatives not subject to
Master Agreements	(787,933)	1,384,604
Total gross amount of assets
and liabilities subject to
Master Agreements	1,651,105	(2,606,763)

44

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2016:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	117,049		-	(20,000)		97,049
Barclays Bank	479,571		-	(260,000)		219,571
Citigroup	556,691		(556,691)	-		-
Goldman Sachs International	362,713		(44,145)	-		318,568
JP Morgan Chase Bank	127,135		(127,135)	-		-
UBS	7,946		(7,946)	-		-
Total	1,651,105		(735,917)	(280,000)		635,188

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Citigroup	(782,433)		556,691	-		(225,742)
Goldman Sachs International	(44,145)		44,145	-		-
HSBC	(328,105)		-	-		(328,105)
JP Morgan Chase Bank	(1,057,220)		127,135	663,000		(267,085)
UBS	(394,860)		7,946	68,000		(318,914)
Total	(2,606,763)		735,917	731,000		(1,139,846)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
† See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Interest rate financial futures	371,117,581
Interest rate options contracts	226,800
Foreign currency options contracts	432,470
Forward contracts	354,491,893

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2016:

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Average Notional Value ($)
Interest rate swap agreements	408,428,973
Credit default swap agreements	59,994,571

At April 30, 2016, accumulated net unrealized depreciation on investments was $1,056,842, consisting of $6,305,050 gross unrealized appreciation and $7,361,892 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

46

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 24-25, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense

47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and its affiliates the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods (in the fourth quartile of the Performance Group and the Performance Universe for most periods). The Board also noted that the fund’s yield performance was at or above the Performance Group median six of the nine one-year periods ended December 31st and was at or above the Performance Universe median seven of the nine one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s total return was above the return of the index in six of the nine years shown.

Dreyfus representatives noted that the fund was managed pursuant to a different investment strategy before October 2010 and that performance for periods prior to October 2010 was not necessarily indicative of how the fund would have performed pursuant to its current strategy. They also noted that, since July 2013, the fund has not been managed to a benchmark index and that the fund seeks to provide returns that are largely independent of market movements. They noted that the benchmark index serves as a performance baseline for the fund.

Representatives of Dreyfus and its affiliates discussed and expressed confidence in the investment approach notwithstanding the fund’s total return relative performance. It was noted that the fund underperformed in the one-year period, in part due to its exposure in high yield securities, particularly those issuers in the energy sector, and that underperformance affected the fund’s relative long-term performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was the lowest in the Expense Group and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (total expenses

48

were the lowest in the Performance Group and the Performance Universe).

Dreyfus representatives noted that Dreyfus had contractually agreed until March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of its Class A, C, I and Y shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.65%, 0.65%, 0.65% and 0.60%, respectively, of the fund’s average daily net assets. Dreyfus representatives informed the Board that, effective March 1, 2016, Dreyfus would contractually agreed, until March 1, 2017, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.65% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting

49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was concerned with the fund’s recent total return performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies

50

of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

51

NOTES

52

NOTES

53

For More Information

Dreyfus Opportunistic Fixed Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DSTAX Class C: DSTCX Class I: DSTRX Class Y: DSTYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6148SA0416

Dreyfus Tax Managed Growth Fund

SEMIANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Tax Managed Growth Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Tax Managed Growth Fund, covering the six-month period from November 1, 2015, through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015 through April 30, 2016, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Tax Managed Growth Fund’s Class A shares produced a total return of -0.61%, Class C shares returned -0.94%, and Class I shares returned -0.44%.1 In comparison, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 0.43% for the same period.2

U.S. equities posted roughly flat total returns, on average, over the reporting period, masking heightened volatility stemming from various global and domestic economic developments. The fund underperformed the S&P 500 Index, mainly due to shortfalls in the financials, health care, and information technology sectors.

The Fund’s Investment Approach

The fund invests primarily in well-established, multinational companies that we believe are well positioned to weather difficult economic climates and thrive during favorable times. We focus on purchasing large-cap, blue-chip stocks at a price we consider to be justified by a company’s fundamentals. The result is a portfolio of stocks selected for what we consider to be sustained patterns of profitability, strong balance sheets, expanding global presence, and above-average earnings growth potential. At the same time, we manage the fund in a manner cognizant of the concerns of tax-conscious investors. We typically buy and sell relatively few stocks during the course of the year, which may help reduce investors’ tax liabilities.

Springtime Rally Offset Earlier Market Declines

The S&P 500 Index eked out a slightly positive total return during the reporting period despite relatively flat performance over the last two months of 2015 and an extended sell-off in early 2016. The trends that shaped the investment backdrop for most of the reporting period showed signs of reversal by the end of the first quarter, and equities received much-needed support in the form of a weaker U.S. dollar and rising oil prices. The rally decelerated in April amid soft economic data and generally lackluster earnings announcements, fueling uncertainty about the strength and duration of the market’s recovery.

The telecommunications services and utilities sectors were the strongest segments of the S&P 500 Index for the reporting period. The information technology and financials sectors were the weakest performing industry groups, although the health care and consumer discretionary sectors also posted declines. The energy sector, which was the benchmark’s weakest sector during the first four months of the reporting period, was the top-performing sector in March and April.

Security Selections Weighed on Relative Results

The fund’s relative results over the reporting period were undermined by security selection shortfalls among health care stocks, as biotechnology and pharmaceutical companies came under pressure. Weakness among key holdings in the poorly performing information technology sector also undermined relative results. Lack of exposure to the telecommunications services and utilities sectors—the two best performing segments of the

3

DISCUSSION OF FUND PERFORMANCE (continued)

index for the reporting period—further weighed on returns. The largest detractors from performance over the reporting period were Apple, Walt Disney, Alexion Pharmaceuticals, Abbott Laboratories, and Gilead Sciences.

On a more positive note, relative results for the reporting period overall were supported by our sector allocation strategy. An overweighted presence in the consumer staples sector was the predominant contributor to relative and absolute results, and positions in Philip Morris International and Estee Lauder generated double-digit returns. Stock selections in the energy sector also proved advantageous. Chevron, Exxon Mobil, and Occidental Petroleum turned in particularly strong performances in the last two months of the reporting period. Limited and selectively focused representation in the weak financials sector also added value. The largest positive contributors to the fund’s return for the reporting period were Philip Morris International, Chevron, Facebook, Estee Lauder, and Exxon Mobil.

A Longstanding Focus on Global Leaders

The risks surrounding a fractious U.S. presidential election and the possible exit of Britain from the European Union have added to an already elevated level of macroeconomic uncertainty. With heightened market volatility and concerns about global growth, investors over the remainder of 2016 are likely to be more aware of risks and increasingly focused on fundamentals.

The fund has long pursued a strategy governed by a multi-year perspective and an emphasis on structurally attractive industries with less cyclical attributes. The global industry leaders in which the fund invests have the competitive advantages, financial resources, and management acumen to meet the challenges of operating in a slow-growth environment. Furthermore, a weakening U.S. dollar is expected to boost overseas demand and reduce currency translation headwinds, prompting investors to assign greater value to their worldwide franchises and recognize greater potential in their globally sourced earnings streams. The performance of the fund relative to the S&P 500 Index strengthened in the midst of the first quarter’s market turmoil, and the quality metrics of our multinational holdings are expected to buffer the impact of future bouts of volatility.

May 16, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: Lipper Inc. – Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions. The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Tax Managed Growth Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.69	$ 10.39	$ 5.46
Ending value (after expenses)	$ 993.90	$ 990.60	$ 995.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.77	$ 10.52	$ 5.52
Ending value (after expenses)	$ 1,018.15	$ 1,014.42	$ 1,019.39

†  Expenses are equal to the fund's annualized expense ratio of 1.35% for Class A, 2.10% for Class C and 1.10% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2016 (Unaudited)

Common Stocks - 98.7%	Shares		Value ($)
Banks - 4.0%
JPMorgan Chase & Co.	75,300		4,758,960
Wells Fargo & Co.	42,700		2,134,146
			6,893,106
Capital Goods - 1.4%
United Technologies	23,400		2,442,258
Consumer Durables & Apparel - 1.0%
NIKE, Cl. B	29,660		1,748,161
Consumer Services - 2.0%
McDonald's	27,150		3,434,204
Diversified Financials - 5.3%
American Express	33,700		2,204,991
BlackRock	10,600		3,777,098
Intercontinental Exchange	6,900		1,656,207
State Street	25,400		1,582,420
			9,220,716
Energy - 10.6%
Chevron	55,600		5,681,208
ConocoPhillips	37,800		1,806,462
Exxon Mobil	86,412		7,638,821
Occidental Petroleum	42,500		3,257,625
			18,384,116
Food & Staples Retailing - 2.6%
Walgreens Boots Alliance	46,400		3,678,592
Whole Foods Market	31,000	[a]	901,480
			4,580,072
Food, Beverage & Tobacco - 20.6%
Altria Group	101,900		6,390,149
Anheuser-Busch InBev, ADR	7,200		894,096
Coca-Cola	136,700		6,124,160
Constellation Brands, Cl. A	5,800		905,148
Nestle, ADR	70,150		5,231,085
PepsiCo	40,300		4,149,288
Philip Morris International	122,300		12,000,076
			35,694,002
Health Care Equipment & Services - 1.6%
Abbott Laboratories	71,100		2,765,790

6

Common Stocks - 98.7% (continued)	Shares		Value ($)
Household & Personal Products - 4.3%
Estee Lauder, Cl. A	44,600		4,275,802
Procter & Gamble	38,600		3,092,632
			7,368,434
Insurance - 2.5%
Chubb	36,700		4,325,462
Materials - 1.3%
Praxair	19,500		2,290,470
Media - 5.9%
Comcast, Cl. A	56,400		3,426,864
Twenty-First Century Fox, Cl. A	36,000		1,089,360
Twenty-First Century Fox, Cl. B	50,000		1,506,000
Walt Disney	39,900		4,120,074
			10,142,298
Pharmaceuticals, Biotechnology & Life Sciences - 11.7%
AbbVie	71,100		4,337,100
Alexion Pharmaceuticals	10,390	[b]	1,447,119
Celgene	19,000	[b]	1,964,790
Gilead Sciences	20,000		1,764,200
Novartis, ADR	28,600		2,172,742
Novo Nordisk, ADR	82,375		4,595,701
Roche Holding, ADR	123,400		3,895,738
			20,177,390
Semiconductors & Semiconductor Equipment - 3.8%
ASML Holding	18,500		1,787,100
Texas Instruments	71,000		4,049,840
Xilinx	17,100		736,668
			6,573,608
Software & Services - 13.2%
Alphabet, Cl. C	6,918	[b]	4,794,243
Automatic Data Processing	9,840		870,250
Facebook, Cl. A	55,900	[b]	6,572,722
Microsoft	95,245		4,749,868
Oracle	57,500		2,291,950
VeriSign	11,000	[a,b]	950,400
Visa, Cl. A	34,000		2,626,160
			22,855,593
Technology Hardware & Equipment - 4.6%
Apple	85,700		8,033,518

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Transportation - 2.3%
Canadian Pacific Railway	18,900		2,726,325
Union Pacific	15,000		1,308,450
			4,034,775
Total Common Stocks (cost $111,662,717)			170,963,973
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $1,482,716)	1,482,716	[c]	1,482,716
Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $142,968)	142,968	[c]	142,968
Total Investments (cost $113,288,401)	99.6%		172,589,657
Cash and Receivables (Net)	.4%		606,270
Net Assets	100.0%		173,195,927

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At April 30, 2016, the value of the fund’s securities on loan was $1,833,361 and the value of the collateral held by the fund was $1,932,370, consisting of cash collateral of $142,968 and U.S. Government & Agency securities valued at $1,789,402.

b Non-income producing security.

c Investment in affiliated money market mutual fund.

8

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	20.6
Software & Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	11.7
Energy	10.6
Media	5.9
Diversified Financials	5.3
Technology Hardware & Equipment	4.6
Household & Personal Products	4.3
Banks	4.0
Semiconductors & Semiconductor Equipment	3.8
Food & Staples Retailing	2.6
Insurance	2.5
Transportation	2.3
Consumer Services	2.0
Health Care Equipment & Services	1.6
Capital Goods	1.4
Materials	1.3
Consumer Durables & Apparel	1.0
Money Market Investments	.9
99.6

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,833,361)—Note 1(b):
Unaffiliated issuers	111,662,717	170,963,973
Affiliated issuers	1,625,684	1,625,684
Cash		256,375
Receivable for investment securities sold		412,685
Dividends and securities lending income receivable		373,203
Receivable for shares of Common Stock subscribed		41,675
		173,673,595
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		193,553
Liability for securities on loan—Note 1(b)		142,968
Payable for shares of Common Stock redeemed		140,627
Accrued expenses		520
		477,668
Net Assets ($)		173,195,927
Composition of Net Assets ($):
Paid-in capital		112,397,548
Accumulated undistributed investment income—net		737,633
Accumulated net realized gain (loss) on investments		759,490
Accumulated net unrealized appreciation (depreciation) on investments		59,301,256
Net Assets ($)		173,195,927

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	66,297,241	27,954,453	78,944,233
Shares Outstanding	2,770,057	1,236,889	3,290,910
Net Asset Value Per Share ($)	23.93	22.60	23.99

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $91,555 foreign taxes withheld at source):
Unaffiliated issuers	2,247,301
Affiliated issuers	3,663
Income from securities lending—Note 1(b)	5,165
Total Income	2,256,129
Expenses:
Management fee—Note 3(a)	921,441
Distribution/Service Plan fees—Note 3(b)	228,311
Directors’ fees—Note 3(a,c)	6,874
Loan commitment fees—Note 2	612
Interest expense—Note 2	414
Total Expenses	1,157,652
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(6,874)
Net Expenses	1,150,778
Investment Income—Net	1,105,351
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	760,481
Net unrealized appreciation (depreciation) on investments	(2,527,751)
Net Realized and Unrealized Gain (Loss) on Investments	(1,767,270)
Net (Decrease) in Net Assets Resulting from Operations	(661,919)

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment income—net	1,105,351	2,122,838
Net realized gain (loss) on investments	760,481	9,119,227
Net unrealized appreciation (depreciation) on investments	(2,527,751)	(12,576,327)
Net Increase (Decrease) in Net Assets Resulting from Operations	(661,919)	(1,334,262)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(370,072)	(973,165)
Class C	(54,193)	(175,990)
Class I	(456,067)	(1,024,818)
Net realized gain on investments:
Class A	(3,668,452)	(2,133,022)
Class C	(1,741,189)	(920,756)
Class I	(3,710,408)	(1,736,330)
Total Dividends	(10,000,381)	(6,964,081)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,894,380	3,569,042
Class C	1,070,036	2,076,095
Class I	17,309,497	14,400,275
Dividends reinvested:
Class A	3,521,206	2,629,098
Class C	1,125,308	670,735
Class I	4,047,456	2,657,591
Cost of shares redeemed:
Class A	(8,660,027)	(16,019,872)
Class C	(4,176,960)	(4,484,106)
Class I	(10,390,136)	(12,538,617)
Increase (Decrease) in Net Assets from Capital Stock Transactions	5,740,760	(7,039,759)
Total Increase (Decrease) in Net Assets	(4,921,540)	(15,338,102)
Net Assets ($):
Beginning of Period	178,117,467	193,455,569
End of Period	173,195,927	178,117,467
Undistributed investment income—net	737,633	512,614

12

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	81,390	138,453
Shares issued for dividends reinvested	145,450	100,555
Shares redeemed	(360,581)	(619,740)
Net Increase (Decrease) in Shares Outstanding	(133,741)	(380,732)
Class C
Shares sold	48,171	84,492
Shares issued for dividends reinvested	49,164	26,990
Shares redeemed	(194,295)	(183,442)
Net Increase (Decrease) in Shares Outstanding	(96,960)	(71,960)
Class I
Shares sold	754,292	560,041
Shares issued for dividends reinvested	166,867	101,531
Shares redeemed	(437,432)	(487,342)
Net Increase (Decrease) in Shares Outstanding	483,727	174,230

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
Class A Shares	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	25.52	26.65	24.09	21.27	19.34	17.47
Investment Operations:
Investment income—net[a]	.16	.31	.33	.34	.27	.27
Net realized and unrealized gain (loss) on investments	(.30)	(.47)	2.54	2.80	2.03	1.85
Total from Investment Operations	(.14)	(.16)	2.87	3.14	2.30	2.12
Distributions:
Dividends from investment income—net	(.13)	(.31)	(.31)	(.32)	(.37)	(.25)
Dividends from net realized gain on investments	(1.32)	(.66)	-	-	-	-
Total Distributions	(1.45)	(.97)	(.31)	(.32)	(.37)	(.25)
Net asset value, end of period	23.93	25.52	26.65	24.09	21.27	19.34
Total Return (%)[b]	(.61)[c]	(.65)	12.00	14.91	12.10	12.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.36[d]	1.36	1.36	1.36	1.36	1.36
Ratio of net expenses to average net assets	1.35[d]	1.35	1.35	1.35	1.35	1.32
Ratio of net investment income to average net assets	1.34[d]	1.20	1.30	1.49	1.28	1.42
Portfolio Turnover Rate	8.02[c]	11.02	2.44	6.47	11.15	15.10
Net Assets, end of period ($ x 1,000)	66,297	74,091	87,549	146,333	132,387	100,740

a  Based on average shares outstanding.

b  Exclusive of sales charge.

c  Not annualized.

d  Annualized.

See notes to financial statements.

14

	Six Months Ended
Class C Shares	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	24.17	25.30	22.90	20.23	18.36	16.60
Investment Operations:
Investment income—net[a]	.06	.11	.12	.16	.10	.12
Net realized and unrealized gain (loss) on investments	(.27)	(.45)	2.42	2.68	1.94	1.76
Total from Investment Operations	(.21)	(.34)	2.54	2.84	2.04	1.88
Distributions:
Dividends from investment income—net	(.04)	(.13)	(.14)	(.17)	(.17)	(.12)
Dividends from net realized gain on investments	(1.32)	(.66)	-	-	-	-
Total Distributions	(1.36)	(.79)	(.14)	(.17)	(.17)	(.12)
Net asset value, end of period	22.60	24.17	25.30	22.90	20.23	18.36
Total Return (%)[b]	(.94)[c]	(1.42)	11.16	14.11	11.19	11.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.11[d]	2.11	2.11	2.11	2.11	2.11
Ratio of net expenses to average net assets	2.10[d]	2.10	2.10	2.10	2.10	2.07
Ratio of net investment income to average net assets	.57[d]	.45	.48	.75	.51	.68
Portfolio Turnover Rate	8.02[c]	11.02	2.44	6.47	11.15	15.10
Net Assets, end of period ($ x 1,000)	27,954	32,241	35,570	33,915	29,304	20,386

a  Based on average shares outstanding.

b  Exclusive of sales charge.

c  Not annualized.

d  Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class I Shares	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	25.57	26.71	24.15	21.32	19.40	17.53
Investment Operations:
Investment income—net[a]	.19	.37	.32	.40	.32	.30
Net realized and unrealized gain (loss) on investments	(.29)	(.47)	2.62	2.81	2.04	1.86
Total from Investment Operations	(.10)	(.10)	2.94	3.21	2.36	2.16
Distributions:
Dividends from investment income—net	(.16)	(.38)	(.38)	(.38)	(.44)	(.29)
Dividends from net realized gain on investments	(1.32)	(.66)	-	-	-	-
Total Distributions	(1.48)	(1.04)	(.38)	(.38)	(.44)	(.29)
Net asset value, end of period	23.99	25.57	26.71	24.15	21.32	19.40
Total Return (%)	(.44)[b]	(.43)	12.29	15.21	12.33	12.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[c]	1.11	1.11	1.11	1.11	1.11
Ratio of net expenses to average net assets	1.10[c]	1.10	1.10	1.10	1.10	1.08
Ratio of net investment income to average net assets	1.60[c]	1.44	1.24	1.78	1.51	1.62
Portfolio Turnover Rate	8.02[b]	11.02	2.44	6.47	11.15	15.10
Net Assets, end of period ($ x 1,000)	78,944	71,785	70,336	15,043	18,253	6,284

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Tax Managed Growth Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek long-term capital appreciation consistent with minimizing realized capital gains. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”), serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution fees and/or Service Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

18

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	149,661,186	-	-	149,661,186
Equity Securities - Foreign Common Stocks†	21,302,787	-	-	21,302,787
Mutual Funds	1,625,684	-	-	1,625,684

† See Statement of Investments for additional detailed categorizations.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2016, The Bank of

20

New York Mellon earned $1,473 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	792,153	19,493,491	18,802,928	1,482,716.8
Dreyfus Institutional Cash Advantage Fund	2,556,892	19,437,995	21,851,919	142,968.1
Total	3,349,045	38,931,486	40,654,847	1,625,684.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2015 was as follows: ordinary income $2,173,973 and long-term capital gains $4,790,108. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2016, was approximately $70,900 with a related weighted average annualized interest rate of 1.17%.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/ or affiliates to provide investment management, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of 1.10% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees and Service Plan fees, fees and expenses of the non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2016, fees reimbursed by Dreyfus amount to $6,874.

22

Pursuant to a sub-investment advisory agreement between Dreyfus and Sarofim & Co., Dreyfus pays Sarofim & Co. a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets.

During the period ended April 30, 2016, the Distributor retained $2,508 from commissions earned on sales of the fund’s Class A shares and $12 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at the annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2016, Class A and Class C shares were charged $83,011 and $108,975, respectively, pursuant to their Distribution Plans. During the period ended April 30, 2016, Class C shares were charged $36,325 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $157,743, Distribution Plans fees $31,153 and Service Plan fees $5,791, which are offset against an expense reimbursement currently in effect in the amount of $1,134.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2016, amounted to $15,058,249 and $19,619,542, respectively.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2016, accumulated net unrealized appreciation on investments was $59,301,256, consisting of $61,152,712 gross unrealized appreciation and $1,851,456 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE RENEWAL OF THE FUND'S INVESTMENT MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 24-25, 2016, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

25

INFORMATION ABOUT THE RENEWAL OF THE FUND'S INVESTMENT MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and the Subadviser the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods (ranking lowest in the Performance Group for nearly all periods). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s total retrun was above the return of the index in five of the ten years shown.

The Board discussed with representatives of Dreyfus, its affiliates and the Subadviser the investment strategy employed in the management of the fund’s assets and how strategy affected the fund’s relative performance. They discussed, among other matters, plans for increased management focus on ways to improve the fund’s performance. The Board members noted that the Subadviser is an experienced manager with a long-term “buy-and-hold” investment approach to investing in high quality, “mega-cap” companies. The Subadviser’s considerable reputation, based on following this investment approach, was noted.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense

26

Universe medians and the fund’s total expenses were above the Expense Group and the Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s

27

INFORMATION ABOUT THE RENEWAL OF THE FUND'S INVESTMENT MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board noted the Subadviser’s adherence to the fund’s investment strategy and the Subadviser’s general investment approach and the efforts by Dreyfus and the Subadviser to improve fund performance and agreed to closely monitor performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser supported the renewal of the Agreements in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

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In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

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For More Information

Dreyfus Tax Managed Growth Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Fayez Sarofim & Co.
Two Houston Center
Suite 2907
909 Fannin Street
Houston, TX 77010

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DTMGX Class C: DPTAX Class I: DPTRX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0149SA0416

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)